UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22250

PIMCO ETF Trust

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer and Principal Financial and Accounting Officer

PIMCO ETF Trust

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 400-4383

Date of fiscal year end: June 30

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Table of Contents

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

PIMCO Diversified Income Active Exchange-Traded Fund

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund

PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund

PIMCO Low Duration Active Exchange-Traded Fund

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund

PIMCO Total Return Active Exchange-Traded Fund

Schedule of Investments

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.8%
U.S. TREASURY OBLIGATIONS 99.2%
U.S. Treasury Bonds
8.125% due 08/15/2019	$5,500	$6,625
U.S. Treasury Notes
0.750% due 04/15/2018	6,430	6,432
0.750% due 02/15/2019	6,770	6,757
0.750% due 07/15/2019	4,340	4,326
0.750% due 09/15/2019	3,000	3,000
0.875% due 10/15/2017	5,285	5,296
0.875% due 11/15/2017	5,585	5,597
0.875% due 01/15/2018	7,790	7,807
0.875% due 07/15/2018	6,600	6,613
0.875% due 10/15/2018	7,890	7,904
0.875% due 04/15/2019	5,820	5,824
0.875% due 05/15/2019	6,460	6,464
0.875% due 06/15/2019	5,170	5,171
0.875% due 07/31/2019	4,500	4,501
1.000% due 12/15/2017	8,280	8,311
1.000% due 03/15/2018	7,535	7,566
1.000% due 08/15/2018	6,100	6,126
1.000% due 09/15/2018	4,760	4,780
1.000% due 03/15/2019	4,350	4,367
1.125% due 06/15/2018	7,915	7,965
1.125% due 01/15/2019	5,100	5,135
1.250% due 12/15/2018	5,115	5,163
3.500% due 02/15/2018	7,390	7,669
3.750% due 11/15/2018	6,910	7,339
3.875% due 05/15/2018	7,510	7,892

Total U.S. Treasury Obligations (Cost $154,275)		154,630

SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (a) 0.6%		975

Total Short-Term Instruments (Cost $975)		975

Total Investments in Securities (Cost $155,250)		155,605

Total Investments 99.8% (Cost $155,250)		$155,605
Other Assets and Liabilities, net 0.2%		329

Net Assets 100.0%		$155,934

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$975	U.S. Treasury Notes 1.625% due 04/30/2019 (2)	$(996)	$975	$975

Total Repurchase Agreements						$(996)	$975	$975

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$154,630	$0	$154,630
Short-Term Instruments
Repurchase Agreements	0	975	0	975

Total Investments	$0	$155,605	$0	$155,605

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.0%
U.S. TREASURY OBLIGATIONS 100.0%
U.S. Treasury STRIPS (a)
0.000% due 08/15/2041	$2,452	$1,370
0.000% due 11/15/2041	16,002	8,887
0.000% due 02/15/2042	17,852	9,847
0.000% due 05/15/2042	16,533	9,052
0.000% due 08/15/2042	17,547	9,535
0.000% due 11/15/2042	16,557	8,923
0.000% due 02/15/2043	17,217	9,225
0.000% due 05/15/2043	16,981	9,009
0.000% due 08/15/2043	17,263	9,186
0.000% due 11/15/2043	16,670	8,855
0.000% due 02/15/2044	17,138	8,976
0.000% due 05/15/2044	17,562	9,099
0.000% due 08/15/2044	16,820	8,641
0.000% due 11/15/2044	17,208	8,768
0.000% due 02/15/2045	16,923	8,539
0.000% due 05/15/2045	16,928	8,490
0.000% due 08/15/2045	16,992	8,476
0.000% due 11/15/2045	17,662	8,741
0.000% due 02/15/2046	17,123	8,435
0.000% due 05/15/2046	16,862	8,277
0.000% due 08/15/2046	17,500	8,572

Total U.S. Treasury Obligations (Cost $173,759)		178,903

Total Investments in Securities (Cost $173,759)		178,903

Total Investments 100.0% (Cost $173,759)		$178,903
Other Assets and Liabilities, net 0.0%		28

Net Assets 100.0%		$178,931

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Zero coupon security.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$178,903	$0	$178,903

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.8%
U.S. TREASURY OBLIGATIONS 99.7%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2018	$134,381	$135,895
0.125% due 04/15/2019	131,250	133,540
0.125% due 04/15/2020	135,676	138,403
0.125% due 04/15/2021	77,017	78,697
0.625% due 07/15/2021	102,504	107,749
1.125% due 01/15/2021	106,800	113,777
1.250% due 07/15/2020	91,705	98,072
1.375% due 07/15/2018	41,935	43,729
1.375% due 01/15/2020	52,724	56,025
1.625% due 01/15/2018	50,410	51,982
1.875% due 07/15/2019	47,332	50,858
2.125% due 01/15/2019	45,588	48,577

Total U.S. Treasury Obligations (Cost $1,048,022)		1,057,304

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		586

Total Short-Term Instruments (Cost $586)		586

Total Investments in Securities (Cost $1,048,608)		1,057,890

Total Investments 99.8% (Cost $1,048,608)		$1,057,890
Other Assets and Liabilities, net 0.2%		1,601

Net Assets 100.0%		$1,059,491

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$586	U.S. Treasury Notes 1.625% due 04/30/2019 (2)	$(601)	$586	$586

Total Repurchase Agreements						$(601)	$586	$586

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$1,057,304	$0	$1,057,304
Short-Term Instruments
Repurchase Agreements	0	586	0	586

Total Investments	$0	$1,057,890	$0	$1,057,890

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.8%
U.S. TREASURY OBLIGATIONS 99.8%
U.S. Treasury Inflation Protected Securities (a)
0.625% due 02/15/2043	$12,793	$12,918
0.750% due 02/15/2042	13,366	13,864
0.750% due 02/15/2045	12,629	13,108
1.000% due 02/15/2046	8,234	9,161
1.375% due 02/15/2044	12,894	15,393
2.125% due 02/15/2040	9,034	12,085
2.125% due 02/15/2041	14,177	19,143
3.375% due 04/15/2032	3,676	5,413

Total U.S. Treasury Obligations (Cost $98,538)		101,085

Total Investments in Securities (Cost $98,538)		101,085

Total Investments 99.8% (Cost $98,538)		$101,085
Other Assets and Liabilities, net 0.2%		199

Net Assets 100.0%		$101,284

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$101,085	$0	$101,085

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.9%
U.S. TREASURY OBLIGATIONS 99.1%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 01/15/2022	$4,069	$4,158
0.125% due 07/15/2022	4,459	4,572
0.125% due 01/15/2023	3,761	3,826
0.125% due 07/15/2026	879	891
0.375% due 07/15/2025	4,797	4,964
0.625% due 01/15/2024	6,926	7,279
0.750% due 02/15/2042	4,235	4,392
1.000% due 02/15/2046	905	1,007
1.125% due 01/15/2021	7,877	8,391
1.375% due 07/15/2018	2,021	2,108
1.375% due 01/15/2020	4,765	5,064
1.375% due 02/15/2044	4,456	5,319
1.625% due 01/15/2018	5,180	5,341
1.750% due 01/15/2028	2,960	3,474
1.875% due 07/15/2019	3,833	4,119
2.000% due 01/15/2026	4,650	5,473
2.125% due 02/15/2040	1,105	1,477
2.375% due 01/15/2025	5,135	6,130
2.500% due 01/15/2029	3,900	4,965
3.375% due 04/15/2032	757	1,114

Total U.S. Treasury Obligations (Cost $83,181)		84,064

SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (b) 0.8%		670

Total Short-Term Instruments (Cost $670)		670

Total Investments in Securities (Cost $83,851)		84,734

Total Investments 99.9% (Cost $83,851)		$84,734
Other Assets and Liabilities, net 0.1%		125

Net Assets 100.0%		$84,859

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$670	U.S. Treasury Notes 1.625% due 04/30/2019 (2)	$(688)	$670	$670

Total Repurchase Agreements						$(688)	$670	$670

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$84,064	$0	$84,064
Short-Term Instruments
Repurchase Agreements	0	670	0	670

Total Investments	$0	$84,734	$0	$84,734

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.1%
CORPORATE BONDS & NOTES 86.1%
BANKING & FINANCE 16.1%
AGFC Capital Trust
6.000% due 01/15/2067	$1,500	$765
Aircastle Ltd.
6.750% due 04/15/2017	4,134	4,222
Ally Financial, Inc.
2.750% due 01/30/2017	1,800	1,805
3.250% due 09/29/2017	1,100	1,110
3.500% due 01/27/2019	2,448	2,476
4.125% due 03/30/2020	4,200	4,284
4.750% due 09/10/2018	4,100	4,254
5.500% due 02/15/2017	24,950	25,285
6.250% due 12/01/2017	2,000	2,082
8.000% due 03/15/2020	4,400	5,038
American Equity Investment Life Holding Co.
6.625% due 07/15/2021	1,400	1,466
Barclays Bank PLC
7.750% due 04/10/2023	1,530	1,605
BPCE S.A.
4.500% due 03/15/2025	3,000	3,035
Cantor Commercial Real Estate Co. LP
7.750% due 02/15/2018	12,845	12,845
Chinos Intermediate Holdings A, Inc. (7.750% Cash or 8.500% PIK)
7.750% due 05/01/2019 (a)	3,935	1,495
CIT Group, Inc.
3.875% due 02/19/2019	150	154
4.250% due 08/15/2017	21,758	22,193
5.000% due 05/15/2017	17,658	18,011
5.375% due 05/15/2020	4,250	4,553
5.500% due 02/15/2019	3,960	4,198
6.625% due 04/01/2018	675	718
Credit Agricole S.A.
6.637% due 05/31/2017 (b)(c)	4,225	4,232
Crescent Communities LLC
8.875% due 10/15/2021	2,000	2,035
Eksportfinans ASA
5.500% due 06/26/2017	1,375	1,411
FBM Finance, Inc.
8.250% due 08/15/2021	1,000	1,050
Fly Leasing Ltd.
6.750% due 12/15/2020	2,100	2,171
HBOS PLC
6.750% due 05/21/2018	2,720	2,914
HUB International Ltd.
9.250% due 02/15/2021	1,900	1,986
Icahn Enterprises LP
3.500% due 03/15/2017	3,955	3,970
4.875% due 03/15/2019	4,000	4,040
6.000% due 08/01/2020	6,350	6,398
International Lease Finance Corp.
6.250% due 05/15/2019	12,625	13,714
8.750% due 03/15/2017	8,044	8,284
iStar, Inc.
4.000% due 11/01/2017	3,625	3,648
4.875% due 07/01/2018	3,508	3,539
5.000% due 07/01/2019	3,725	3,729
7.125% due 02/15/2018	7,025	7,350
9.000% due 06/01/2017	4,500	4,669
Jefferies Finance LLC
7.375% due 04/01/2020	7,850	7,693
KCG Holdings, Inc.
6.875% due 03/15/2020	3,725	3,706
Nationstar Mortgage LLC
6.500% due 08/01/2018	800	816
7.875% due 10/01/2020	3,065	3,130
9.625% due 05/01/2019	3,500	3,679
Navient Corp.
4.875% due 06/17/2019	7,534	7,525
5.500% due 01/15/2019	3,245	3,302
6.625% due 07/26/2021	14,020	14,160
7.250% due 01/25/2022	500	512

OneMain Financial Holdings LLC
6.750% due 12/15/2019	3,850	4,070
PHH Corp.
7.375% due 09/01/2019 (c)	8,625	8,948
Provident Funding Associates LP
6.750% due 06/15/2021	3,600	3,649
Radian Group, Inc.
5.250% due 06/15/2020	5,275	5,591
5.500% due 06/01/2019	2,008	2,131
7.000% due 03/15/2021	2,100	2,362
Realogy Group LLC
4.500% due 04/15/2019	3,250	3,396
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (b)	4,075	4,564
7.640% due 09/30/2017 (b)	2,000	1,950
7.648% due 09/30/2031 (b)	233	280
Societe Generale S.A.
5.922% due 04/05/2017 (b)	1,450	1,470
Springleaf Finance Corp.
6.900% due 12/15/2017	24,857	26,193
Stearns Holdings LLC
9.375% due 08/15/2020	3,244	3,163
TMX Finance LLC
8.500% due 09/15/2018	6,200	4,650
VEREIT Operating Partnership LP
4.125% due 06/01/2021	100	104

		313,778

INDUSTRIALS 60.8%
Abengoa Finance S.A.
8.875% due 11/01/2017 ^	1,425	78
Accudyne Industries Borrower
7.750% due 12/15/2020 (c)	4,300	3,429
ADT Corp.
3.500% due 07/15/2022	575	556
5.250% due 03/15/2020	7,625	8,273
Affinion Group, Inc.
7.875% due 12/15/2018	1,750	1,199
Alberta ULC
14.000% due 02/13/2020 ^	672	18
Alcoa, Inc.
5.400% due 04/15/2021	3,100	3,329
5.550% due 02/01/2017	950	966
5.720% due 02/23/2019	9,100	9,782
6.150% due 08/15/2020	1,985	2,196
6.750% due 07/15/2018	1,075	1,163
Alere, Inc.
6.500% due 06/15/2020	2,000	2,010
7.250% due 07/01/2018	870	890
Aleris International, Inc.
7.875% due 11/01/2020	10,075	10,251
9.500% due 04/01/2021	900	972
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018	14,620	13,158
Allegheny Technologies, Inc.
5.950% due 01/15/2021	1,400	1,327
American Airlines Group, Inc.
5.500% due 10/01/2019	2,350	2,450
Ancestry.com Holdings LLC (9.625% Cash or 10.375% PIK)
9.625% due 10/15/2018 (a)	7,481	7,584
Anglo American Capital PLC
3.625% due 05/14/2020	3,500	3,518
4.450% due 09/27/2020	2,100	2,163
9.375% due 04/08/2019	3,300	3,812
APX Group, Inc.
6.375% due 12/01/2019	4,175	4,274
ArcelorMittal
5.125% due 06/01/2020	6,375	6,742
6.250% due 08/05/2020	2,960	3,234
6.500% due 03/01/2021	5,650	6,314
Ashland, Inc.
3.875% due 04/15/2018	10,804	11,169
Associated Materials LLC
9.125% due 11/01/2017	10,481	9,931
Atwood Oceanics, Inc.
6.500% due 02/01/2020 (c)	9,847	7,804
Avaya, Inc.
7.000% due 04/01/2019	2,350	1,745
Avon Products, Inc.
6.500% due 03/01/2019	800	830
6.600% due 03/15/2020	3,650	3,625
Ball Corp.
4.375% due 12/15/2020	1,500	1,609

Beverage Packaging Holdings Luxembourg S.A.
5.625% due 12/15/2016	1,000	1,001
BlueLine Rental Finance Corp.
7.000% due 02/01/2019	9,759	8,564
BMC Software Finance, Inc.
8.125% due 07/15/2021	2,900	2,646
Bombardier, Inc.
7.500% due 03/15/2018	3,800	4,047
7.750% due 03/15/2020	4,350	4,467
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (a)	9,050	8,235
Bumble Bee Holdings, Inc.
9.000% due 12/15/2017	10,312	10,389
Cablevision Systems Corp.
7.750% due 04/15/2018	4,125	4,383
8.000% due 04/15/2020	3,275	3,439
8.625% due 09/15/2017	4,350	4,576
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/2020	3,400	3,532
CalAtlantic Group, Inc.
6.625% due 05/01/2020	250	281
8.375% due 05/15/2018	3,000	3,296
California Resources Corp.
8.000% due 12/15/2022	8,535	5,718
Capsugel S.A. (7.000% Cash or 7.750% PIK)
7.000% due 05/15/2019 (a)	3,868	3,880
Carlson Wagonlit BV
6.875% due 06/15/2019	400	415
Carrizo Oil & Gas, Inc.
7.500% due 09/15/2020	2,100	2,179
Case New Holland Industrial, Inc.
7.875% due 12/01/2017	1,754	1,872
Cenovus Energy, Inc.
5.700% due 10/15/2019	3,400	3,652
Centene Corp.
5.625% due 02/15/2021	3,800	4,047
Cenveo Corp.
6.000% due 08/01/2019	700	625
Cequel Communications Holdings LLC
6.375% due 09/15/2020	4,011	4,146
Chesapeake Energy Corp.
6.500% due 08/15/2017	3,950	4,029
6.625% due 08/15/2020	4,620	4,354
CITGO Holding, Inc.
10.750% due 02/15/2020	3,775	3,792
Claire’s Stores, Inc.
9.000% due 03/15/2019	4,125	2,289
Clear Channel Worldwide Holdings, Inc.
7.625% due 03/15/2020	10,300	10,261
Cliffs Natural Resources, Inc.
8.250% due 03/31/2020	4,125	4,398
CNH Industrial Capital LLC
3.625% due 04/15/2018	750	765
3.875% due 07/16/2018	3,950	4,029
4.375% due 11/06/2020 (c)	3,400	3,562
CommScope, Inc.
4.375% due 06/15/2020	650	671
Community Health Systems, Inc.
5.125% due 08/15/2018	3,582	3,618
7.125% due 07/15/2020	5,250	4,906
8.000% due 11/15/2019	12,875	12,682
Constellation Brands, Inc.
3.875% due 11/15/2019	4,400	4,642
7.250% due 05/15/2017	10,075	10,428
Continental Resources, Inc.
7.125% due 04/01/2021	3,500	3,616
ConvaTec Finance International S.A. (8.250% Cash or 9.000% PIK)
8.250% due 01/15/2019 (a)	20,125	20,105
CSC Holdings LLC
8.625% due 02/15/2019	1,325	1,483
D.R. Horton, Inc.
3.750% due 03/01/2019	275	288
4.000% due 02/15/2020	3,875	4,103
4.750% due 05/15/2017	4,209	4,294
DCP Midstream LLC
5.350% due 03/15/2020	3,615	3,723
Dell, Inc.
4.625% due 04/01/2021 (c)	1,500	1,553
Denbury Resources, Inc.
9.000% due 05/15/2021	3,500	3,684
Diamond Finance Corp.
5.875% due 06/15/2021	8,674	9,220

DISH DBS Corp.
4.250% due 04/01/2018	6,356	6,531
5.125% due 05/01/2020	9,875	10,270
6.750% due 06/01/2021	9,100	9,828
7.875% due 09/01/2019	4,350	4,883
DJO Finance LLC
10.750% due 04/15/2020	2,550	2,129
Dollar Tree, Inc.
5.250% due 03/01/2020	960	1,001
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021	2,200	2,140
DynCorp International, Inc. (10.375% Cash or 1.500% PIK)
11.875% due 11/30/2020 (a)	898	667
Dynegy, Inc.
6.750% due 11/01/2019	12,810	13,194
Energy Transfer Equity LP
7.500% due 10/15/2020	8,775	9,674
Ensco PLC
4.700% due 03/15/2021	4,400	3,958
Fiat Chrysler Automobiles NV
4.500% due 04/15/2020	9,625	9,941
First Quantum Minerals Ltd.
6.750% due 02/15/2020	4,398	4,090
7.000% due 02/15/2021	4,148	3,764
Florida East Coast Holdings Corp.
6.750% due 05/01/2019	5,605	5,773
Freeport-McMoRan, Inc.
2.300% due 11/14/2017	3,100	3,100
2.375% due 03/15/2018	6,700	6,633
3.100% due 03/15/2020	5,750	5,563
Fresenius Medical Care U.S. Finance, Inc.
5.625% due 07/31/2019	3,000	3,266
6.875% due 07/15/2017	4,735	4,936
Global Ship Lease, Inc.
10.000% due 04/01/2019	468	429
GLP Capital LP
4.375% due 11/01/2018	490	513
4.375% due 04/15/2021	300	317
4.875% due 11/01/2020	3,300	3,572
Great Western Petroleum LLC
9.000% due 09/30/2021	3,400	3,417
Greif, Inc.
6.750% due 02/01/2017	3,871	3,924
Guitar Center, Inc.
6.500% due 04/15/2019	300	266
Gulfport Energy Corp.
7.750% due 11/01/2020	8,070	8,413
Halcon Resources Corp.
8.625% due 02/01/2020 (e)	3,485	3,511
Hapag-Lloyd AG
9.750% due 10/15/2017	3,826	3,807
Harvest Operations Corp.
2.330% due 04/14/2021	3,708	3,731
HCA Holdings, Inc.
6.250% due 02/15/2021	3,750	4,078
HCA, Inc.
3.750% due 03/15/2019	350	362
4.250% due 10/15/2019	50	52
6.500% due 02/15/2020	22,350	24,808
HD Supply, Inc.
5.250% due 12/15/2021	2,675	2,839
7.500% due 07/15/2020	18,631	19,353
Hertz Corp.
4.250% due 04/01/2018	1,850	1,906
5.875% due 10/15/2020	1,600	1,654
6.750% due 04/15/2019	7,147	7,313
Hexion, Inc.
6.625% due 04/15/2020	4,240	3,742
8.875% due 02/01/2018	10,850	10,416
HudBay Minerals, Inc.
9.500% due 10/01/2020	4,877	4,915
Hughes Satellite Systems Corp.
6.500% due 06/15/2019	2,952	3,240
7.625% due 06/15/2021	3,400	3,638
Huntsman International LLC
4.875% due 11/15/2020 (c)	15,000	15,750
IAMGOLD Corp.
6.750% due 10/01/2020	1,400	1,377
IASIS Healthcare LLC
8.375% due 05/15/2019	3,180	2,894
iHeartCommunications, Inc.
9.000% due 12/15/2019	7,045	5,601
9.000% due 03/01/2021	16,250	12,167
10.000% due 01/15/2018 (c)	4,050	2,673
Immucor, Inc.
11.125% due 08/15/2019	2,100	1,990

Imperial Metals Corp.
7.000% due 03/15/2019	400	378
Infor Software Parent LLC (7.125% Cash or 7.875% PIK)
7.125% due 05/01/2021 (a)	2,900	2,828
Intelsat Luxembourg S.A.
6.750% due 06/01/2018 (c)	18,475	12,286
International Game Technology PLC
5.625% due 02/15/2020	2,975	3,172
inVentiv Health, Inc.
9.000% due 01/15/2018	4,175	4,295
10.000% due 08/15/2018	1,331	1,334
inVentiv Health, Inc.
10.000% due 08/15/2018 (a)	2,202	2,264
Jaguar Land Rover Automotive PLC
3.500% due 03/15/2020 (c)	3,750	3,848
4.125% due 12/15/2018	5,000	5,181
JC Penney Corp., Inc.
5.750% due 02/15/2018	1,000	1,040
7.950% due 04/01/2017	829	854
8.125% due 10/01/2019	2,500	2,744
Jo-Ann Stores LLC
8.125% due 03/15/2019	3,680	3,689
K Hovnanian Enterprises, Inc.
8.000% due 11/01/2019	3,150	1,922
KB Home
4.750% due 05/15/2019	3,571	3,665
8.000% due 03/15/2020	3,725	4,167
Kindred Healthcare, Inc.
8.000% due 01/15/2020	3,850	3,937
Kinetic Concepts, Inc.
7.875% due 02/15/2021	3,800	4,123
9.625% due 10/01/2021	3,000	3,008
10.500% due 11/01/2018	8,609	9,052
Kratos Defense & Security Solutions, Inc.
7.000% due 05/15/2019	2,617	2,447
L Brands, Inc.
8.500% due 06/15/2019	755	885
Laureate Education, Inc.
9.250% due 09/01/2019	1,675	1,615
Lennar Corp.
4.125% due 12/01/2018	500	516
4.500% due 11/15/2019	2,750	2,912
4.750% due 12/15/2017	436	449
4.750% due 04/01/2021	3,500	3,745
12.250% due 06/01/2017	1,000	1,071
Lightstream Resources Ltd.
8.625% due 02/01/2020 ^	3,575	197
Mallinckrodt International Finance S.A.
3.500% due 04/15/2018	5,570	5,591
4.875% due 04/15/2020	5,250	5,381
MEG Energy Corp.
6.500% due 03/15/2021	1,400	1,150
MGM Resorts International
5.250% due 03/31/2020	4,275	4,574
6.750% due 10/01/2020	4,000	4,500
8.625% due 02/01/2019	5,925	6,710
Modular Space Corp.
10.250% due 01/31/2019	800	340
Nabors Industries, Inc.
5.000% due 09/15/2020	3,400	3,354
6.150% due 02/15/2018	3,500	3,644
NBTY, Inc.
7.625% due 05/15/2021	11,260	11,539
NCL Corp. Ltd.
4.625% due 11/15/2020	2,800	2,814
5.250% due 11/15/2019	2,025	2,055
New Enterprise Stone & Lime Co., Inc.
11.000% due 09/01/2018	2,500	2,488
New York Times Co.
6.625% due 12/15/2016	250	252
Noble Holding International Ltd.
4.900% due 08/01/2020 (c)	2,700	2,302
Nokia OYJ
5.375% due 05/15/2019	1,100	1,189
Novelis, Inc.
8.750% due 12/15/2020	16,580	17,332
Nuance Communications, Inc.
5.375% due 08/15/2020	3,320	3,411
NXP BV
4.125% due 06/15/2020	1,500	1,596
4.125% due 06/01/2021	4,200	4,510
Pacific Drilling Ltd.
7.250% due 12/01/2017	2,000	819

Pacific Drilling S.A.
5.375% due 06/01/2020	4,225	1,188
Perstorp Holding AB
8.750% due 05/15/2017	1,965	1,965
11.000% due 08/15/2017 (c)	5,275	5,235
PHI, Inc.
5.250% due 03/15/2019	4,270	4,131
Platform Specialty Products Corp.
10.375% due 05/01/2021	1,000	1,083
Precision Drilling Corp.
6.625% due 11/15/2020	3,500	3,264
Pride International, Inc.
6.875% due 08/15/2020	3,400	3,362
QEP Resources, Inc.
6.875% due 03/01/2021	2,200	2,310
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020	12,500	12,906
9.875% due 08/15/2019	776	800
Rite Aid Corp.
9.250% due 03/15/2020	3,000	3,169
Rivers Pittsburgh Borrower LP
6.125% due 08/15/2021	1,000	1,035
Rockies Express Pipeline LLC
5.625% due 04/15/2020	2,900	3,074
6.000% due 01/15/2019	5,365	5,660
6.850% due 07/15/2018	3,950	4,177
Rowan Cos., Inc.
7.875% due 08/01/2019 (c)	4,200	4,504
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	9,600	10,260
Sabine Pass LNG LP
7.500% due 11/30/2016	13,498	13,613
Sanmina Corp.
4.375% due 06/01/2019	3,398	3,551
Schaeffler Holding Finance BV (6.250% Cash or 6.250% PIK)
6.250% due 11/15/2019 (a)(c)	5,290	5,495
Schaeffler Holding Finance BV (6.875% Cash or 7.625% PIK)
6.875% due 08/15/2018 (a)	1,300	1,326
Sears Holdings Corp.
8.000% due 12/15/2019	1,653	1,465
Select Medical Corp.
6.375% due 06/01/2021	5,440	5,379
Sequa Corp.
7.000% due 12/15/2017	16,268	5,653
Smithfield Foods, Inc.
7.750% due 07/01/2017	2,368	2,463
SoftBank Group Corp.
4.500% due 04/15/2020	3,375	3,502
Southwestern Energy Co.
5.800% due 01/23/2020	3,500	3,509
7.500% due 02/01/2018	692	728
Springs Industries, Inc.
6.250% due 06/01/2021	3,400	3,536
Standard Industries, Inc.
5.125% due 02/15/2021	1,900	2,005
Sunoco LP
5.500% due 08/01/2020	3,575	3,606
Syniverse Holdings, Inc.
9.125% due 01/15/2019	3,725	2,831
T-Mobile USA, Inc.
5.250% due 09/01/2018	7,350	7,460
6.464% due 04/28/2019	15,950	16,269
6.542% due 04/28/2020	3,000	3,105
6.625% due 11/15/2020	1,600	1,646
Teck Resources Ltd.
3.000% due 03/01/2019	1,290	1,277
4.500% due 01/15/2021	3,000	2,985
8.000% due 06/01/2021	3,400	3,727
TEGNA, Inc.
5.125% due 10/15/2019	3,575	3,673
Telesat Canada
6.000% due 05/15/2017	2,211	2,217
Tenet Healthcare Corp.
4.500% due 04/01/2021	4,350	4,399
4.750% due 06/01/2020	3,400	3,468
5.000% due 03/01/2019	6,565	6,483
5.500% due 03/01/2019	10,225	10,097
6.250% due 11/01/2018	4,265	4,574
Tervita Corp.
8.000% due 11/15/2018	3,550	3,532
Tesoro Corp.
4.250% due 10/01/2017	2,000	2,050
Tesoro Logistics LP
5.500% due 10/15/2019	600	642
6.125% due 10/15/2021	1,400	1,465

Thompson Creek Metals Co., Inc.
9.750% due 12/01/2017	1,800	1,819
Toll Brothers Finance Corp.
8.910% due 10/15/2017	4,335	4,660
Tops Holding Corp. (8.750% Cash or 9.500% PIK)
8.750% due 06/15/2018 (a)	1,000	925
Toys “R” Us Property Co. LLC
8.500% due 12/01/2017	4,325	4,314
TransDigm, Inc.
5.500% due 10/15/2020	11,500	11,852
Transocean, Inc.
6.000% due 03/15/2018	4,250	4,292
6.800% due 12/15/2016	3,750	3,772
Tronox Finance LLC
6.375% due 08/15/2020	3,325	3,084
TRU Taj LLC
12.000% due 08/15/2021	2,000	2,020
Tullow Oil PLC
6.000% due 11/01/2020	5,000	4,537
United States Steel Corp.
7.375% due 04/01/2020 (c)	1,389	1,389
8.375% due 07/01/2021	3,800	4,166
USG Corp.
6.300% due 11/15/2016	9,862	9,909
9.500% due 01/15/2018	5,256	5,734
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020	11,460	10,658
6.375% due 10/15/2020	11,190	10,547
6.750% due 08/15/2018 (c)	4,258	4,301
7.000% due 10/01/2020	3,200	3,136
Vander Intermediate Holding Corp. (9.750% Cash or 10.500% PIK)
9.750% due 02/01/2019 (a)	4,744	2,502
Wave Holdco LLC (8.250% Cash or 9.000% PIK)
8.250% due 07/15/2019 (a)	437	441
Weatherford International Ltd.
7.750% due 06/15/2021 (c)	6,100	6,062
Westlake Chemical Corp.
4.625% due 02/15/2021	3,400	3,562
Whiting Petroleum Corp.
5.000% due 03/15/2019	4,025	3,914
5.750% due 03/15/2021 (c)	9,500	8,930
6.500% due 10/01/2018	2,175	2,153
WideOpenWest Finance LLC
10.250% due 07/15/2019	3,575	3,767
Wind Acquisition Finance S.A.
4.750% due 07/15/2020	9,730	9,900
7.375% due 04/23/2021	18,700	19,612
Wise Metals Group LLC
8.750% due 12/15/2018	8,200	8,405
WPX Energy, Inc.
7.500% due 08/01/2020	3,575	3,798
Yum! Brands, Inc.
3.875% due 11/01/2020	1,400	1,445
ZF North America Capital, Inc.
4.000% due 04/29/2020	15,925	16,960

		1,183,890

UTILITIES 9.2%
AES Corp.
3.842% due 06/01/2019	579	582
8.000% due 06/01/2020 (c)	3,800	4,493
CenturyLink, Inc.
5.150% due 06/15/2017	4,320	4,423
5.625% due 04/01/2020	3,730	3,958
6.000% due 04/01/2017	4,267	4,368
DPL, Inc.
6.500% due 10/15/2016	45	45
Drill Rigs Holdings, Inc.
6.500% due 10/01/2017	501	155
EP Energy LLC
9.375% due 05/01/2020	4,075	2,914
Extraction Oil & Gas Holdings LLC
7.875% due 07/15/2021	6,820	7,110
Freeport-McMoran Oil & Gas LLC
6.500% due 11/15/2020	2,000	2,060
Frontier Communications Corp.
6.250% due 09/15/2021	3,000	2,895
8.125% due 10/01/2018	8,911	9,769
8.250% due 04/15/2017	4,865	5,075
8.875% due 09/15/2020	3,500	3,789
Genesis Energy LP
5.750% due 02/15/2021	4,500	4,522

GenOn Energy, Inc.
7.875% due 06/15/2017	17,123	14,255
NGPL PipeCo LLC
7.119% due 12/15/2017	7,394	7,764
Niska Gas Storage Ltd.
6.500% due 04/01/2019	1,900	1,895
NRG Energy, Inc.
7.625% due 01/15/2018	133	142
Sprint Capital Corp.
6.900% due 05/01/2019	4,000	4,160
Sprint Communications, Inc.
6.000% due 12/01/2016	8,148	8,199
7.000% due 03/01/2020	2,200	2,381
7.000% due 08/15/2020	13,152	13,284
8.375% due 08/15/2017	2,000	2,083
9.000% due 11/15/2018	19,962	22,083
Sprint Corp.
7.250% due 09/15/2021	4,200	4,242
Talen Energy Supply LLC
4.625% due 07/15/2019	7,850	7,418
Talos Production LLC
9.750% due 02/15/2018	400	188
Targa Resources Partners LP
4.125% due 11/15/2019	3,030	3,088
5.000% due 01/15/2018	6,510	6,754
Telecom Italia Capital S.A.
6.999% due 06/04/2018	23,804	25,806

		179,900

Total Corporate Bonds & Notes (Cost $1,694,766)		1,677,568

SHORT-TERM INSTRUMENTS 12.0%
REPURCHASE AGREEMENTS (d) 12.0%		233,531

Total Short-Term Instruments (Cost $233,531)		233,531

Total Investments in Securities (Cost $1,928,297)		1,911,099

	SHARES
INVESTMENTS IN AFFILIATES 3.9%
SHORT-TERM INSTRUMENTS 3.9%
MUTUAL FUNDS 3.9%
PIMCO Money Market Fund (c)	75,205,315	75,205

Total Short-Term Instruments (Cost $75,205)		75,205

Total Investments in Affiliates (Cost $75,205)		75,205

Total Investments 102.0% (Cost $ 2,003,502)		$1,986,304
Financial Derivative Instruments (f) 0.1% (Cost or Premiums, net $0)		1,590
Other Assets and Liabilities, net (2.1)%		(40,354)

Net Assets 100.0%		$1,947,540

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind security.

(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(c)	Securities with an aggregate market value of $77,252 were out on loan in exchange for $75,205 of cash collateral as of September 30, 2016. The collateral was invested in the PIMCO Money Market Fund.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FAR	1.280%	09/30/2016	10/03/2016	$150,000	U.S. Treasury Notes 1.375% due 10/31/2020	$(152,798)	$150,000	$150,016
MBC	1.300	09/30/2016	10/03/2016	72,300	U.S. Treasury Notes 1.375% due 08/31/2020	(74,540)	72,300	72,308
SSB	0.010	09/30/2016	10/03/2016	11,231	U.S. Treasury Notes 1.625% due 04/30/2019 (2)	(11,460)	11,231	11,231

Total Repurchase Agreements						$(238,798)	$233,531	$233,555

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	(3.625)%	09/15/2016	TBD	(4)	$(3,058)	$(3,052)

Total Reverse Repurchase Agreements						$(3,052)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2016 was $(5,375) at a weighted average interest rate of (3.509)%.
(4)	Open maturity reverse repurchase agreement.

(e)	Securities with an aggregate market value of $3,511 have been pledged as collateral under the terms of master agreements as of September 30, 2016.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
U.S. Treasury 5-Year Note December Futures	Long	12/2016	695	$87	$0	$(147)

Total Futures Contracts				$87	$0	$(147)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-25 5-Year Index	5.000%	12/20/2020	$58,707	$3,509	$2,850	$1,737	$0
CDX.HY-26 5-Year Index	5.000	06/20/2021	233,200	12,391	4,591	0	0

				$15,900	$7,441	$1,737	$0

Total Swap Agreements				$15,900	$7,441	$1,737	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cash of $ 18,127 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$313,778	$0	$313,778
Industrials	0	1,183,890	0	1,183,890
Utilities	0	179,900	0	179,900
Short-Term Instruments
Repurchase Agreements	0	233,531	0	233,531

	$0	$1,911,099	$0	$1,911,099

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	$75,205	$0	$0	$75,205

Total Investments	$75,205	$1,911,099	$0	$1,986,304
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$1,737	$0	$1,737

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(147)	$0	$0	$(147)

Totals	$75,058	$1,912,836	$0	$1,987,894

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.6%
CORPORATE BONDS & NOTES 90.8%
BANKING & FINANCE 32.7%
ABN AMRO Bank NV
4.750% due 07/28/2025	$500	$527
AerCap Ireland Capital Ltd.
4.500% due 05/15/2021	1,000	1,049
4.625% due 10/30/2020	2,750	2,894
Aflac, Inc.
3.625% due 11/15/2024	1,350	1,454
American Express Co.
2.650% due 12/02/2022	250	256
4.050% due 12/03/2042	425	447
American Honda Finance Corp.
2.450% due 09/24/2020	1,350	1,389
American International Group, Inc.
3.750% due 07/10/2025	2,300	2,418
American Tower Corp.
3.125% due 01/15/2027	2,000	1,996
4.500% due 01/15/2018	420	436
Aviation Capital Group Corp.
6.750% due 04/06/2021	100	118
7.125% due 10/15/2020	100	118
Banco do Brasil S.A.
6.000% due 01/22/2020	325	349
Banco Santander Brasil S.A.
4.625% due 02/13/2017	1,575	1,587
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
4.125% due 11/09/2022	375	387
Bank of America Corp.
2.650% due 04/01/2019	1,350	1,380
3.500% due 04/19/2026	2,050	2,136
3.875% due 03/22/2017	2,250	2,276
4.000% due 04/01/2024	4,600	4,968
6.875% due 04/25/2018	250	270
7.750% due 05/14/2038	350	510
Bank of New York Mellon Corp.
3.000% due 02/24/2025	1,350	1,407
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.350% due 02/23/2017	3,250	3,263
Barclays Bank PLC
6.050% due 12/04/2017	425	445
BB&T Corp.
2.450% due 01/15/2020	3,744	3,833
Berkshire Hathaway Finance Corp.
5.750% due 01/15/2040	300	401
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros
5.500% due 07/16/2020	1,400	1,494
BNP Paribas S.A.
5.000% due 01/15/2021	4,100	4,590
Boston Properties LP
3.800% due 02/01/2024	675	723
BPCE S.A.
4.500% due 03/15/2025	1,375	1,391
5.150% due 07/21/2024	625	659
Capital One Financial Corp.
4.750% due 07/15/2021	2,275	2,535
Charles Schwab Corp.
3.000% due 03/10/2025	300	313
Chubb INA Holdings, Inc.
3.350% due 05/03/2026	1,850	1,985
4.350% due 11/03/2045	1,250	1,452
Citigroup, Inc.
2.700% due 03/30/2021	1,750	1,791
3.400% due 05/01/2026	2,050	2,124
3.700% due 01/12/2026	2,350	2,487
4.000% due 08/05/2024	2,700	2,837
8.125% due 07/15/2039	84	133
Citizens Financial Group, Inc.
2.375% due 07/28/2021	100	100
CME Group, Inc.
3.000% due 09/15/2022	1,575	1,674
3.000% due 03/15/2025	400	420

Compass Bank
6.400% due 10/01/2017	825	859
Cooperatieve Rabobank UA
3.875% due 02/08/2022	325	355
5.250% due 05/24/2041	2,735	3,384
Credit Suisse AG
3.000% due 10/29/2021	1,150	1,184
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023	2,000	2,030
4.875% due 05/15/2045	1,000	1,063
Crown Castle International Corp.
4.450% due 02/15/2026	2,100	2,312
Duke Realty LP
3.875% due 10/15/2022	250	267
Essex Portfolio LP
3.250% due 05/01/2023	2,050	2,105
First Republic Bank
4.375% due 08/01/2046	250	250
Ford Motor Credit Co. LLC
2.375% due 03/12/2019	3,600	3,645
5.875% due 08/02/2021	2,025	2,312
GE Capital International Funding Co. Unlimited Co.
2.342% due 11/15/2020	3,475	3,571
4.418% due 11/15/2035	2,327	2,622
General Motors Financial Co., Inc.
3.700% due 11/24/2020	1,000	1,042
Goldman Sachs Group, Inc.
2.375% due 01/22/2018	1,400	1,415
2.550% due 10/23/2019	4,250	4,346
3.500% due 01/23/2025	400	415
4.750% due 10/21/2045	625	706
6.750% due 10/01/2037	1,950	2,495
Hospitality Properties Trust
5.000% due 08/15/2022	959	1,042
HSBC Holdings PLC
3.900% due 05/25/2026	1,000	1,040
4.300% due 03/08/2026	2,050	2,201
HSBC USA, Inc.
2.375% due 11/13/2019	4,775	4,835
ING Bank NV
2.500% due 10/01/2019	1,860	1,899
Intercontinental Exchange, Inc.
2.500% due 10/15/2018	375	384
Intesa Sanpaolo SpA
2.375% due 01/13/2017	1,950	1,953
John Deere Capital Corp.
2.800% due 03/06/2023	1,550	1,615
3.900% due 07/12/2021	275	302
JPMorgan Chase & Co.
2.550% due 03/01/2021	3,250	3,312
2.950% due 10/01/2026	1,550	1,557
3.625% due 05/13/2024	2,725	2,902
4.850% due 02/01/2044	2,600	3,154
5.400% due 01/06/2042	300	377
KeyCorp
2.900% due 09/15/2020	1,705	1,772
Kilroy Realty LP
3.800% due 01/15/2023	875	911
Lazard Group LLC
3.750% due 02/13/2025	1,450	1,463
LeasePlan Corp. NV
3.000% due 10/23/2017	425	430
Lloyds Bank PLC
3.500% due 05/14/2025	2,150	2,275
5.800% due 01/13/2020	400	447
Macquarie Bank Ltd.
6.625% due 04/07/2021	49	57
Marsh & McLennan Cos., Inc.
3.750% due 03/14/2026	433	469
MetLife Capital Trust
9.250% due 04/08/2068	975	1,405
MetLife, Inc.
5.875% due 02/06/2041	85	106
Mitsubishi UFJ Financial Group, Inc.
3.850% due 03/01/2026	1,000	1,087
Mizuho Financial Group, Inc.
2.632% due 04/12/2021	2,050	2,077
Morgan Stanley
3.875% due 01/27/2026	1,925	2,052
4.350% due 09/08/2026	2,175	2,328
7.300% due 05/13/2019	1,753	1,993
Nasdaq, Inc.
3.850% due 06/30/2026	100	105

National City Corp.
6.875% due 05/15/2019	1,525	1,719
Nationwide Building Society
2.450% due 07/27/2021	300	304
New York Life Global Funding
2.350% due 07/14/2026	100	100
New York Life Insurance Co.
6.750% due 11/15/2039	1,000	1,391
PNC Bank N.A.
3.800% due 07/25/2023	400	434
Progressive Corp.
2.450% due 01/15/2027	200	199
Prudential Financial, Inc.
3.500% due 05/15/2024	2,325	2,437
Raymond James Financial, Inc.
3.625% due 09/15/2026	100	102
Santander Holdings USA, Inc.
4.500% due 07/17/2025	1,750	1,823
Standard Chartered PLC
3.050% due 01/15/2021	1,250	1,290
State Street Corp.
1.701% due 08/18/2020	1,200	1,212
Sumitomo Life Insurance Co.
6.500% due 09/20/2073	600	718
Sumitomo Mitsui Banking Corp.
3.200% due 07/18/2022	2,025	2,127
Sumitomo Mitsui Financial Group, Inc.
2.058% due 07/14/2021	1,000	993
Synchrony Financial
2.700% due 02/03/2020	250	253
Tanger Properties LP
3.750% due 12/01/2024	1,480	1,559
TIAA Asset Management Finance Co. LLC
4.125% due 11/01/2024	1,000	1,057
Toyota Motor Credit Corp.
1.900% due 04/08/2021	1,000	1,009
U.S. Bancorp
2.950% due 07/15/2022	2,575	2,685
UBS AG
1.800% due 03/26/2018	1,000	1,002
UBS Group Funding Jersey Ltd.
4.125% due 09/24/2025	2,000	2,101
Ventas Realty LP
4.000% due 04/30/2019	250	263
Visa, Inc.
4.300% due 12/14/2045	1,875	2,178
WEA Finance LLC
3.750% due 09/17/2024	1,325	1,396
Wells Fargo & Co.
1.400% due 09/08/2017	3,611	3,610
3.300% due 09/09/2024	3,000	3,141
4.125% due 08/15/2023	75	80
4.400% due 06/14/2046	1,000	1,023
Weyerhaeuser Co.
7.375% due 03/15/2032	1,500	2,039
WR Berkley Corp.
4.625% due 03/15/2022	400	439

		183,634

INDUSTRIALS 44.5%
21st Century Fox America, Inc.
4.950% due 10/15/2045	1,250	1,426
6.400% due 12/15/2035	100	129
Abbott Laboratories
2.550% due 03/15/2022	250	257
AbbVie, Inc.
2.900% due 11/06/2022	3,000	3,081
3.200% due 05/14/2026	1,550	1,573
4.300% due 05/14/2036	500	522
4.450% due 05/14/2046	1,000	1,051
Actavis Funding SCS
3.800% due 03/15/2025	2,029	2,152
Activision Blizzard, Inc.
2.300% due 09/15/2021	300	301
3.400% due 09/15/2026	1,100	1,108
Aetna, Inc.
3.200% due 06/15/2026	2,050	2,088
4.375% due 06/15/2046	300	316
Alibaba Group Holding Ltd.
3.600% due 11/28/2024	1,350	1,416
Altria Group, Inc.
2.950% due 05/02/2023	4,018	4,216

Amgen, Inc.
3.450% due 10/01/2020	1,695	1,796
3.625% due 05/22/2024	3,625	3,893
4.400% due 05/01/2045	100	106
Anadarko Petroleum Corp.
3.450% due 07/15/2024	2,325	2,298
6.375% due 09/15/2017	35	36
Anglo American Capital PLC
2.625% due 09/27/2017	25	25
Anheuser-Busch Cos. LLC
5.500% due 01/15/2018	1,775	1,869
Anheuser-Busch InBev Finance, Inc.
3.650% due 02/01/2026	1,250	1,341
4.900% due 02/01/2046	3,850	4,637
Anheuser-Busch InBev Worldwide, Inc.
7.750% due 01/15/2019	1,900	2,162
Anthem, Inc.
3.500% due 08/15/2024	1,254	1,320
Apache Corp.
4.750% due 04/15/2043	500	516
5.100% due 09/01/2040	1,000	1,043
Apple, Inc.
2.500% due 02/09/2025	1,800	1,825
3.250% due 02/23/2026	1,250	1,331
3.450% due 05/06/2024	375	406
Bacardi Ltd.
2.750% due 07/15/2026	100	100
Barrick PD Australia Finance Pty. Ltd.
4.950% due 01/15/2020	100	108
Baxalta, Inc.
5.250% due 06/23/2045	1,425	1,694
Becton Dickinson and Co.
2.675% due 12/15/2019	3,775	3,901
BHP Billiton Finance USA Ltd.
6.500% due 04/01/2019	2,275	2,549
BorgWarner, Inc.
3.375% due 03/15/2025	200	205
Boston Scientific Corp.
2.650% due 10/01/2018	2,315	2,369
Burlington Northern Santa Fe LLC
5.400% due 06/01/2041	2,190	2,812
Caterpillar, Inc.
3.803% due 08/15/2042	1,253	1,300
CBS Corp.
2.900% due 01/15/2027	200	196
Cenovus Energy, Inc.
6.750% due 11/15/2039	260	282
Charter Communications Operating LLC
4.908% due 07/23/2025	2,300	2,544
Chevron Corp.
2.100% due 05/16/2021	1,850	1,882
China Resources Gas Group Ltd.
4.500% due 04/05/2022	750	822
Cigna Corp.
5.375% due 02/15/2042	1,500	1,824
Cimarex Energy Co.
4.375% due 06/01/2024	1,250	1,308
CNOOC Finance Ltd.
3.875% due 05/02/2022	550	592
Coca-Cola Co.
1.650% due 03/14/2018	250	252
Comcast Corp.
3.125% due 07/15/2022	3,200	3,410
3.150% due 03/01/2026	2,250	2,384
3.200% due 07/15/2036	1,000	979
3.600% due 03/01/2024	2,425	2,657
ConAgra Foods, Inc.
2.100% due 03/15/2018	230	232
ConocoPhillips Co.
2.875% due 11/15/2021	1,600	1,646
Continental Resources, Inc.
4.500% due 04/15/2023	300	290
Corning, Inc.
5.750% due 08/15/2040	285	341
Corp. Nacional del Cobre de Chile
3.000% due 07/17/2022	225	224
4.500% due 09/16/2025	1,000	1,055
Cox Communications, Inc.
3.350% due 09/15/2026	100	101
CSX Corp.
6.220% due 04/30/2040	325	437
CVS Health Corp.
3.375% due 08/12/2024	2,340	2,482
5.125% due 07/20/2045	670	820

Diamond Finance Corp.
5.450% due 06/15/2023	500	536
6.020% due 06/15/2026	1,000	1,099
8.100% due 07/15/2036	500	590
Discovery Communications LLC
5.050% due 06/01/2020	250	274
Dolphin Energy Ltd.
5.500% due 12/15/2021	1,000	1,150
Dominion Gas Holdings LLC
3.600% due 12/15/2024	1,875	1,997
Dow Chemical Co.
5.250% due 11/15/2041	630	716
Ecopetrol S.A.
5.375% due 06/26/2026	1,250	1,304
Eli Lilly & Co.
2.750% due 06/01/2025	2,225	2,349
Encana Corp.
5.150% due 11/15/2041	30	27
Energy Transfer Partners LP
3.600% due 02/01/2023	3,175	3,130
4.650% due 06/01/2021	100	107
Enterprise Products Operating LLC
3.750% due 02/15/2025	1,900	1,974
3.950% due 02/15/2027	1,000	1,049
4.850% due 03/15/2044	800	837
6.650% due 04/15/2018	200	215
Equifax, Inc.
2.300% due 06/01/2021	300	303
Exxon Mobil Corp.
3.176% due 03/15/2024	2,225	2,371
FedEx Corp.
4.550% due 04/01/2046	1,250	1,399
Flex Ltd.
4.750% due 06/15/2025	600	640
Forest Laboratories LLC
4.375% due 02/01/2019	3,600	3,794
Freeport-McMoRan, Inc.
3.550% due 03/01/2022	75	69
General Electric Co.
3.100% due 01/09/2023	75	80
5.500% due 01/08/2020	1,827	2,065
6.875% due 01/10/2039	416	627
General Motors Co.
4.875% due 10/02/2023	1,000	1,086
Georgia-Pacific LLC
3.163% due 11/15/2021	2,250	2,354
Gilead Sciences, Inc.
3.500% due 02/01/2025	2,129	2,262
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/2023	225	236
6.375% due 05/15/2038	1,350	1,955
Glencore Finance Canada Ltd.
4.250% due 10/25/2022	3,222	3,234
Grupo Televisa S.A.B.
5.000% due 05/13/2045	500	480
GTL Trade Finance, Inc.
5.893% due 04/29/2024	2,225	2,203
Halliburton Co.
5.000% due 11/15/2045	1,275	1,401
Hewlett Packard Enterprise Co.
4.400% due 10/15/2022	1,350	1,442
Home Depot, Inc.
3.000% due 04/01/2026	1,250	1,325
3.500% due 09/15/2056	100	98
4.250% due 04/01/2046	7	8
Hutchison Whampoa International Ltd.
7.450% due 11/24/2033	600	899
Intel Corp.
3.700% due 07/29/2025	1,850	2,056
International Business Machines Corp.
4.000% due 06/20/2042	92	97
5.600% due 11/30/2039	29	37
KazMunayGas National Co. JSC
7.000% due 05/05/2020	1,399	1,560
Kinder Morgan Energy Partners LP
3.950% due 09/01/2022	1,975	2,073
5.300% due 09/15/2020	485	524
Kinder Morgan, Inc.
3.050% due 12/01/2019	200	205
5.550% due 06/01/2045	2,165	2,234
KLA-Tencor Corp.
4.650% due 11/01/2024	1,000	1,101
Koninklijke Philips NV
3.750% due 03/15/2022	1,000	1,083

Kraft Heinz Foods Co.
4.375% due 06/01/2046	1,950	2,077
5.200% due 07/15/2045	450	536
6.125% due 08/23/2018	3,280	3,561
Kroger Co.
6.150% due 01/15/2020	275	313
L-3 Communications Corp.
4.750% due 07/15/2020	699	764
Lockheed Martin Corp.
4.700% due 05/15/2046	1,700	2,034
Lowe’s Cos., Inc.
4.650% due 04/15/2042	1,628	1,895
McDonald’s Corp.
3.700% due 01/30/2026	1,250	1,348
Medtronic, Inc.
3.150% due 03/15/2022	2,125	2,260
3.500% due 03/15/2025	2,250	2,427
4.625% due 03/15/2045	1,250	1,476
Merck & Co., Inc.
3.700% due 02/10/2045	1,350	1,437
Merck Sharp & Dohme Corp.
5.000% due 06/30/2019	160	176
Microsoft Corp.
2.700% due 02/12/2025	2,375	2,463
4.450% due 11/03/2045	1,350	1,542
Mondelez International, Inc.
2.250% due 02/01/2019	2,745	2,794
Moody’s Corp.
4.875% due 02/15/2024	1,900	2,166
5.500% due 09/01/2020	300	338
Mylan, Inc.
3.125% due 01/15/2023	100	99
Newell Brands, Inc.
5.500% due 04/01/2046	1,250	1,524
Noble Holding International Ltd.
4.900% due 08/01/2020	100	85
Norfolk Southern Corp.
4.650% due 01/15/2046	1,250	1,451
Northrop Grumman Corp.
3.850% due 04/15/2045	565	590
Occidental Petroleum Corp.
3.400% due 04/15/2026	1,250	1,325
ONEOK Partners LP
3.200% due 09/15/2018	1,815	1,850
4.900% due 03/15/2025	1,000	1,078
5.000% due 09/15/2023	250	272
Oracle Corp.
2.800% due 07/08/2021	3,300	3,450
4.125% due 05/15/2045	1,425	1,500
Owens Corning
3.400% due 08/15/2026	100	101
PepsiCo, Inc.
2.850% due 02/24/2026	1,000	1,050
5.500% due 01/15/2040	430	570
Pfizer, Inc.
4.400% due 05/15/2044	400	464
6.200% due 03/15/2019	3,196	3,560
Philip Morris International, Inc.
2.750% due 02/25/2026	1,000	1,028
3.375% due 08/11/2025	425	459
3.600% due 11/15/2023	825	903
5.650% due 05/16/2018	1,575	1,685
Pioneer Natural Resources Co.
6.875% due 05/01/2018	200	215
QUALCOMM, Inc.
3.000% due 05/20/2022	1,250	1,314
3.450% due 05/20/2025	725	773
Republic Services, Inc.
5.250% due 11/15/2021	295	341
Reynolds American, Inc.
4.450% due 06/12/2025	1,350	1,510
Rogers Communications, Inc.
6.800% due 08/15/2018	2,850	3,125
SABMiller Holdings, Inc.
3.750% due 01/15/2022	3,050	3,305
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	1,000	1,002
Sky PLC
3.750% due 09/16/2024	206	218
Southern Copper Corp.
6.750% due 04/16/2040	1,725	1,895
Stryker Corp.
2.625% due 03/15/2021	200	206
3.500% due 03/15/2026	1,000	1,062

4.375% due 01/15/2020	100	109
4.625% due 03/15/2046	200	225
Suncor Energy, Inc.
6.100% due 06/01/2018	1,750	1,880
Target Corp.
3.875% due 07/15/2020	250	274
Telefonica Emisiones S.A.U.
5.462% due 02/16/2021	125	142
7.045% due 06/20/2036	1,350	1,779
Thermo Fisher Scientific, Inc.
3.150% due 01/15/2023	100	103
Time Warner Cable LLC
5.000% due 02/01/2020	2,125	2,306
Time Warner, Inc.
3.400% due 06/15/2022	550	586
3.550% due 06/01/2024	2,800	2,981
TransCanada PipeLines Ltd.
3.800% due 10/01/2020	215	230
4.875% due 01/15/2026	1,250	1,449
Tyson Foods, Inc.
4.875% due 08/15/2034	1,250	1,390
Union Pacific Corp.
3.799% due 10/01/2051 (a)	1,750	1,763
United Technologies Corp.
3.100% due 06/01/2022	3,194	3,430
UnitedHealth Group, Inc.
4.750% due 07/15/2045	1,350	1,627
6.875% due 02/15/2038	415	611
Vale Overseas Ltd.
6.875% due 11/21/2036	1,940	1,901
Viacom, Inc.
4.250% due 09/01/2023	2,645	2,822
Wal-Mart Stores, Inc.
6.200% due 04/15/2038	3,612	5,208
Walgreens Boots Alliance, Inc.
2.600% due 06/01/2021	1,000	1,025
Walt Disney Co.
4.125% due 06/01/2044	1,560	1,769
Western Gas Partners LP
4.650% due 07/01/2026	300	311
Whirlpool Corp.
3.700% due 03/01/2023	250	267
5.150% due 03/01/2043	300	353
Williams Partners LP
5.400% due 03/04/2044	1,168	1,171
Woodside Finance Ltd.
3.700% due 09/15/2026	400	403
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025	1,975	2,040

		250,465

UTILITIES 13.6%
American Water Capital Corp.
3.850% due 03/01/2024	1,953	2,157
Appalachian Power Co.
7.000% due 04/01/2038	605	836
AT&T, Inc.
3.600% due 02/17/2023	1,000	1,056
4.125% due 02/17/2026	1,350	1,463
4.800% due 06/15/2044	3,025	3,195
5.650% due 02/15/2047	1,250	1,486
Atmos Energy Corp.
4.150% due 01/15/2043	630	684
Berkshire Hathaway Energy Co.
6.125% due 04/01/2036	380	507
BG Energy Capital PLC
5.125% due 10/15/2041	115	131
Black Hills Corp.
3.150% due 01/15/2027	300	304
4.200% due 09/15/2046	100	103
BP Capital Markets PLC
2.237% due 05/10/2019	3,325	3,379
4.500% due 10/01/2020	275	303
CNOOC Finance USA LLC
3.500% due 05/05/2025	1,675	1,726
Consolidated Edison Co. of New York, Inc.
3.850% due 06/15/2046	1,000	1,053
Consumers Energy Co.
3.125% due 08/31/2024	2,175	2,294
Dominion Resources, Inc.
4.450% due 03/15/2021	120	132
DTE Electric Co.
3.650% due 03/15/2024	1,725	1,887

Duke Energy Corp.
3.750% due 09/01/2046	100	98
3.950% due 10/15/2023	400	438
Duke Energy Ohio, Inc.
3.800% due 09/01/2023	2,185	2,404
E.ON International Finance BV
5.800% due 04/30/2018	45	48
Electricite de France S.A.
4.600% due 01/27/2020	375	409
4.875% due 01/22/2044	1,875	2,033
Entergy Corp.
5.125% due 09/15/2020	300	333
Exelon Corp.
3.950% due 06/15/2025	1,250	1,351
4.450% due 04/15/2046	1,000	1,082
Exelon Generation Co. LLC
6.200% due 10/01/2017	100	104
FirstEnergy Corp.
7.375% due 11/15/2031	2,043	2,663
Florida Power & Light Co.
4.125% due 02/01/2042	100	113
Kentucky Utilities Co.
5.125% due 11/01/2040	100	125
KeySpan Gas East Corp.
2.742% due 08/15/2026	1,000	1,014
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022	850	904
MidAmerican Energy Co.
3.500% due 10/15/2024	3,537	3,863
Pacific Gas & Electric Co.
3.500% due 10/01/2020	305	326
4.750% due 02/15/2044	3,152	3,786
5.800% due 03/01/2037	255	337
Pennsylvania Electric Co.
5.200% due 04/01/2020	70	76
Petroleos Mexicanos
4.250% due 01/15/2025	1,450	1,414
4.875% due 01/24/2022	325	332
5.750% due 03/01/2018	170	180
6.375% due 01/23/2045	1,980	1,901
6.875% due 08/04/2026	1,200	1,356
Petronas Global Sukuk Ltd.
2.707% due 03/18/2020	1,000	1,024
Plains All American Pipeline LP
5.150% due 06/01/2042	725	683
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	1,000	1,175
Sempra Energy
2.300% due 04/01/2017	225	226
Shell International Finance BV
4.000% due 05/10/2046	1,000	1,028
4.375% due 03/25/2020	230	251
6.375% due 12/15/2038	925	1,263
Sinopec Group Overseas Development Ltd.
2.500% due 04/28/2020	1,250	1,273
Southern California Gas Co.
3.150% due 09/15/2024	2,525	2,700
Southern Power Co.
5.150% due 09/15/2041	2,190	2,386
Southwestern Public Service Co.
6.000% due 10/01/2036	2,223	2,843
Verizon Communications, Inc.
2.625% due 02/21/2020	3,048	3,137
3.000% due 11/01/2021	652	683
4.400% due 11/01/2034	2,507	2,666
4.522% due 09/15/2048	64	68
4.862% due 08/21/2046	1,548	1,745
5.012% due 08/21/2054	2,200	2,447
Vodafone Group PLC
2.500% due 09/26/2022	1,735	1,748

		76,732

Total Corporate Bonds & Notes (Cost $493,469)		510,831

U.S. TREASURY OBLIGATIONS 0.4%
U.S. Treasury Bonds
2.500% due 02/15/2046	1,975	2,048
U.S. Treasury Notes
1.625% due 05/15/2026	275	276

Total U.S. Treasury Obligations (Cost $2,313)		2,324

SHORT-TERM INSTRUMENTS 7.4%
REPURCHASE AGREEMENTS (b) 7.4%
41,686

Total Short-Term Instruments (Cost $41,686)	41,686

Total Investments in Securities (Cost $537,468)	554,841

Total Investments 98.6% (Cost $537,468)	$554,841
Financial Derivative Instruments (c) 0.0% (Cost or Premiums, net $0)	46
Other Assets and Liabilities, net 1.4%	7,698

Net Assets 100.0%	$562,585

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.650%	09/27/2016	10/11/2016	$22,000	U.S. Treasury Bonds 3.750% due 11/15/2043	$(22,518)	$22,000	$22,002
JPS	1.250	09/30/2016	10/03/2016	19,400	U.S. Treasury Notes 0.750% due 09/30/2018	(19,802)	19,400	19,402
SSB	0.010	09/30/2016	10/03/2016	286	U.S. Treasury Notes 1.625% due 04/30/2019 (2)	(293)	286	286

Total Repurchase Agreements						$(42,613)	$41,686	$41,690

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Cash of $270 has been pledged as collateral under the terms of master agreements as of September 30, 2016.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-26 5-Year Index	1.000%	06/20/2021	$29,400	$427	$110	$46	$0

Total Swap Agreements				$427	$110	$46	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cash of $974 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$183,634	$0	$183,634
Industrials	0	250,465	0	250,465
Utilities	0	76,732	0	76,732
U.S. Treasury Obligations	0	2,324	0	2,324
Short-Term Instruments
Repurchase Agreements	0	41,686	0	41,686

Total Investments	$0	$554,841	$0	$554,841

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$46	$0	$46

Totals	$0	$554,887	$0	$554,887

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Diversified Income Active Exchange-Traded Fund

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 106.1%
BANK LOAN OBLIGATIONS 2.4%
Charter Communications Operating LLC
3.000% due 07/01/2020		$98	$98
Diamond Resorts Corp.
7.000% due 08/11/2023		100	99
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016		300	301
Gardner Denver, Inc.
4.250% due 07/30/2020		147	143
Hilton Worldwide Finance LLC
3.024% - 3.500% due 10/25/2023		154	155
3.500% due 10/26/2020		15	15
Las Vegas Sands LLC
3.250% due 12/19/2020		98	99

Total Bank Loan Obligations (Cost $899)			910

CORPORATE BONDS & NOTES 44.5%
BANKING & FINANCE 20.7%
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		150	154
4.500% due 05/15/2021		150	157
Ally Financial, Inc.
4.125% due 03/30/2020		200	204
American International Group, Inc.
6.250% due 05/01/2036 (g)		100	124
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (e)		200	205
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)	EUR	200	233
Banque PSA Finance S.A.
5.750% due 04/04/2021 (g)		$200	225
Barclays Bank PLC
7.625% due 11/21/2022		600	668
Blackstone CQP Holdco LP
9.296% due 03/19/2019		643	651
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		200	200
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	150	226
Cooperatieve Rabobank UA
8.400% due 06/29/2017 (e)		$250	261
Credit Agricole S.A.
7.875% due 01/23/2024 (e)		200	201
8.125% due 09/19/2033		200	216
Credit Suisse AG
6.500% due 08/08/2023		400	435
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		231	242
Heta Asset Resolution AG
4.250% due 12/31/2023 ^	EUR	200	199
4.375% due 12/31/2023 ^		100	100
Intesa Sanpaolo SpA
6.500% due 02/24/2021		$200	225
KBC Bank NV
8.000% due 01/25/2023		200	213
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	200	266
Navient Corp.
6.625% due 07/26/2021		$318	321
Novo Banco S.A.
5.000% due 05/14/2019	EUR	200	155
Old Republic International Corp.
3.875% due 08/26/2026		$65	65
OneMain Financial Holdings LLC
6.750% due 12/15/2019		100	106
7.250% due 12/15/2021		100	106
Rio Oil Finance Trust
9.250% due 07/06/2024		278	257
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (e)		200	185
8.625% due 08/15/2021 (e)		200	197
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		300	325

Societe Generale S.A.
8.000% due 09/29/2025 (e)		300	298
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (e)	EUR	100	126
UBS AG
7.625% due 08/17/2022		$300	350

			7,896

INDUSTRIALS 14.8%
ADT Corp.
4.875% due 07/15/2032		140	124
ALROSA Finance S.A.
7.750% due 11/03/2020		300	343
Cemex S.A.B. de C.V.
6.500% due 12/10/2019		100	106
Chesapeake Energy Corp.
6.250% due 01/15/2017	EUR	200	225
Community Health Systems, Inc.
6.875% due 02/01/2022		$100	87
CONSOL Energy, Inc.
5.875% due 04/15/2022		56	52
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026		436	467
Crimson Merger Sub, Inc.
6.625% due 05/15/2022		200	177
CVS Pass-Through Trust
7.507% due 01/10/2032		337	432
Dakota Merger Sub, Inc.
7.750% due 09/01/2023		35	35
DISH DBS Corp.
7.875% due 09/01/2019		300	337
Endo Finance LLC
5.375% due 01/15/2023		100	89
Fiat Chrysler Finance Europe
7.750% due 10/17/2016	EUR	200	225
HCA, Inc.
6.500% due 02/15/2020		$300	333
KazMunayGas National Co. JSC
9.125% due 07/02/2018		100	111
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		97	95
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		90	81
MCE Finance Ltd.
5.000% due 02/15/2021		200	202
Nielsen Co. Luxembourg SARL
5.500% due 10/01/2021		200	209
ONEOK Partners LP
4.900% due 03/15/2025		100	108
Petroleos de Venezuela S.A.
5.375% due 04/12/2027		100	42
5.500% due 04/12/2037		200	84
Petroleos Mexicanos
6.375% due 02/04/2021		100	109
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		400	413
Rockies Express Pipeline LLC
6.000% due 01/15/2019		100	105
Schaeffler Holding Finance BV
5.750% due 11/15/2021 (a)	EUR	60	74
SFR Group S.A.
6.250% due 05/15/2024		$400	399
T-Mobile USA, Inc.
6.250% due 04/01/2021		100	105
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		200	186
Whiting Petroleum Corp.
5.000% due 03/15/2019		100	97
Wind Acquisition Finance S.A.
7.375% due 04/23/2021		200	210

			5,662

UTILITIES 9.0%
BG Energy Capital PLC
6.500% due 11/30/2072		200	209
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		200	217
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		600	605
Majapahit Holding BV
7.750% due 01/20/2020		300	346
Petrobras Global Finance BV
4.375% due 05/20/2023		300	269

5.375% due 01/27/2021		200	198
6.850% due 06/05/2115		100	85
7.250% due 03/17/2044		300	273
Petroleos Mexicanos
6.375% due 01/23/2045		400	384
Sinopec Group Overseas Development Ltd.
4.375% due 04/10/2024		200	222
Sprint Capital Corp.
6.900% due 05/01/2019		200	208
Sprint Communications, Inc.
7.000% due 08/15/2020		200	202
Terraform Global Operating LLC
13.750% due 08/15/2022		200	207

			3,425

Total Corporate Bonds & Notes (Cost $17,167)			16,983

MUNICIPAL BONDS & NOTES 1.9%
ILLINOIS 0.3%
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042		100	108

IOWA 0.4%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		155	157

OHIO 0.2%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.000% due 06/01/2042		100	99

TEXAS 1.0%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024		350	368

Total Municipal Bonds & Notes (Cost $686)			732

U.S. GOVERNMENT AGENCIES 6.3%
Fannie Mae, TBA
3.500% due 11/01/2046		2,300	2,425

Total U.S. Government Agencies (Cost $2,417)			2,425

U.S. TREASURY OBLIGATIONS 9.9%
U.S. Treasury Bonds
2.250% due 08/15/2046		800	788
U.S. Treasury Notes
1.125% due 07/31/2021		3,000	2,996

Total U.S. Treasury Obligations (Cost $3,795)			3,784

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.7%
BB-UBS Trust
2.892% due 06/05/2030		200	202
Countrywide Alternative Loan Trust
0.705% due 04/25/2046		220	157
Credit Suisse Commercial Mortgage Trust
5.361% due 02/15/2040		35	35
Dragon Finance BV
1.722% due 07/13/2023	GBP	58	66
JPMorgan Chase Commercial Mortgage Securities Trust
5.440% due 06/12/2047		$60	60
5.664% due 01/12/2043		453	453
Lehman Mortgage Trust
6.000% due 07/25/2036 ^		291	229
Luminent Mortgage Trust
0.704% due 12/25/2036 ^		87	73
Morgan Stanley Mortgage Loan Trust
2.636% due 06/25/2036		5	5
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 04/25/2037 ^		129	129

Total Non-Agency Mortgage-Backed Securities (Cost $1,449)			1,409

ASSET-BACKED SECURITIES 16.8%
ACAS CLO Ltd.
2.081% due 10/25/2025		500	500
Accredited Mortgage Loan Trust
0.785% due 09/25/2036		400	354
Asset-Backed Funding Certificates Trust
0.745% due 01/25/2037		146	96

B2R Mortgage Trust
2.567% due 06/15/2049		100	100
Bear Stearns Asset-Backed Securities Trust
1.475% due 10/25/2037		101	85
CFIP CLO Ltd.
2.139% due 04/13/2025		250	249
Countrywide Asset-Backed Certificates
0.705% due 11/25/2047 ^		39	29
0.785% due 11/25/2037		100	67
0.885% due 02/25/2036		687	665
2.130% due 01/25/2034 ^		81	78
Countrywide Asset-Backed Certificates Trust
1.105% due 11/25/2035		100	98
CPS Auto Receivables Trust
1.620% due 01/15/2020		183	183
JPMorgan Mortgage Acquisition Trust
0.765% due 08/25/2036		100	84
KKR Financial CLO Ltd.
2.165% due 01/23/2026		250	251
KVK CLO Ltd.
2.257% due 02/10/2025		250	251
Mariner CLO LLC
2.221% due 07/23/2026		400	400
Monroe Capital BSL CLO Ltd.
2.241% due 05/22/2027		250	250
Navient Private Education Loan Trust
1.624% due 12/15/2025		146	146
2.024% due 01/16/2035		211	214
Ocean Trails CLO
0.917% due 10/12/2020		46	46
OCP CLO Ltd.
2.129% due 07/17/2026		400	400
Palmer Square CLO Ltd.
2.079% due 10/17/2025		400	399
Progress Residential Trust
2.031% due 09/17/2033		200	202
Residential Asset Securities Corp. Trust
0.925% due 02/25/2036		300	251
Saxon Asset Securities Trust
2.750% due 07/15/2027		200	206
SLM Private Education Loan Trust
1.674% due 01/15/2026		200	201
SMB Private Education Loan Trust
1.174% due 11/15/2023		180	180
SoFi Professional Loan Program LLC
1.625% due 10/27/2036		195	197
TICP CLO Ltd.
2.146% due 07/20/2026		250	250

Total Asset-Backed Securities (Cost $6,359)			6,432

SOVEREIGN ISSUES 10.3%
Argentine Government International Bond
6.250% due 04/22/2019		300	319
Brazil Government International Bond
4.875% due 01/22/2021		400	428
Colombia Government International Bond
5.000% due 06/15/2045		300	327
Dominican Republic International Bond
6.850% due 01/27/2045		100	113
El Salvador Government International Bond
7.650% due 06/15/2035		100	105
Export-Import Bank of India
3.375% due 08/05/2026		200	203
Indonesia Government International Bond
8.500% due 10/12/2035		400	607
Italy Buoni Poliennali Del Tesoro
2.500% due 12/01/2024	EUR	100	126
Kazakhstan Government International Bond
6.500% due 07/21/2045		$200	250
Mexico Government International Bond
4.750% due 03/08/2044		500	521
Morocco Government International Bond
4.500% due 10/05/2020	EUR	100	127
Panama Government International Bond
6.700% due 01/26/2036		$200	274
Republic of Greece Government International Bond
3.000% due 02/24/2028	EUR	100	76
3.000% due 02/24/2030		100	72
3.800% due 08/08/2017	JPY	4,000	38
Romania Government International Bond
2.875% due 10/28/2024	EUR	100	124

Uruguay Government International Bond
5.100% due 06/18/2050		$200	208

Total Sovereign Issues (Cost $3,695)			3,918

SHORT-TERM INSTRUMENTS 10.3%
REPURCHASE AGREEMENTS (f) 0.7%			263

SHORT-TERM NOTES 6.0%
Fannie Mae
0.253% due 11/16/2016 (c)(d)		300	300
Federal Home Loan Bank
0.259% due 11/18/2016 (c)(d)		1,200	1,199
0.299% due 10/21/2016 (c)(d)		800	800

			2,299

JAPAN TREASURY BILLS 1.8%
(0.269)% due 10/24/2016 (c)	JPY	70,000	690

U.S. TREASURY BILLS 1.8%
0.475% due 03/02/2017 - 03/09/2017 (b)(c)(j)		$682	681

Total Short-Term Instruments (Cost $3,905)			3,933

Total Investments in Securities (Cost $40,372)			40,526

Total Investments 106.1% (Cost $40,372)			$40,526
Financial Derivative Instruments (h)(i) (1.3)% (Cost or Premiums, net $(588))			(499)
Other Assets and Liabilities, net (4.8)%			(1,837)

Net Assets 100.0%			$38,190

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$263	U.S. Treasury Notes 1.625% due 04/30/2019 (2)	$(272)	$263	$263

Total Repurchase Agreements						$(272)	$263	$263

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
RDR	1.230%	08/15/2016	11/17/2016	$(334)	$(335)

Total Reverse Repurchase Agreements					$(335)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2016 was $(651) at a weighted average interest rate of 0.845%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	2.500%	10/01/2046	$300	$(301)	$(303)

Total Short Sales				$(301)	$(303)

(g)	Securities with an aggregate market value of $349 have been pledged as collateral under the terms of master agreements as of September 30, 2016.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond December Futures	Long	12/2016	3	$4	$0	$(1)
U.S. Treasury 10-Year Note December Futures	Long	12/2016	35	6	0	(15)
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2016	7	(5)	0	(15)
United Kingdom Long Gilt December Futures	Long	12/2016	3	(4)	0	(4)

Total Futures Contracts				$1	$0	$(35)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized (Depreciation)	Asset	Liability
iTraxx Europe Main 26 5-Year Index	(1.000)%	12/20/2021	EUR	500	$(8)	$(1)	$0	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.HY-26 5-Year Index	5.000%	06/20/2021	$4,200	$223	$42	$25	$0
CDX.IG-26 5-Year Index	1.000	06/20/2021	4,200	61	5	6	0

				$284	$47	$31	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	12/16/2016		$13,500	$(55)	$(6)	$0	$(1)
Receive	3-Month USD-LIBOR *	2.550	03/23/2026		3,000	(112)	(99)	10	0
Receive	6-Month EUR-EURIBOR *	0.000	03/15/2022	EUR	3,300	22	12	0	(2)
Receive	6-Month EUR-EURIBOR *	0.500	03/15/2027		100	(2)	(1)	0	0
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		200	(31)	(22)	1	0

						$(178)	$(116)	$11	$(3)

Total Swap Agreements						$98	$(70)	$42	$(3)

*	This security has a forward starting effective date.

Cash of $494 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2016	BRL	606		$185	$0	$(1)
	10/2016	GBP	824		1,090	22	0
	10/2016	JPY	30,000		281	0	(16)
	10/2016		$187	BRL	606	0	0
BPS	10/2016		106	CNH	711	0	0
	10/2016		127	EUR	114	1	0
	10/2016		588	GBP	452	0	(2)
	11/2016	GBP	452		$588	2	0
	11/2016		$164	SGD	220	0	(2)
CBK	10/2016	JPY	40,000		$374	0	(21)
DUB	11/2016		$169	TWD	5,242	0	(1)
GLM	10/2016	GBP	46		$60	1	0
	10/2016	JPY	4,200		41	0	(1)
	10/2016		$1,964	EUR	1,752	4	0
	11/2016	EUR	1,752		$1,966	0	(4)
HUS	10/2016	CNH	582		90	2	0
	10/2016	EUR	39		44	0	0
	10/2016		$407	CNH	2,711	0	(1)
	11/2016	SGD	220		$164	3	0
MSB	10/2016	BRL	606		187	0	0
	10/2016	EUR	1,827		2,066	14	0
	10/2016		$187	BRL	606	0	(1)
	11/2016	BRL	606		$186	1	0
RBC	10/2016	AUD	36		27	0	(1)
SCX	10/2016	CNH	3,691		555	3	0
	10/2016		$542	GBP	418	0	0
SOG	11/2016	KRW	183,249		$165	0	(2)
UAG	10/2016	AUD	220		166	0	(3)
	10/2016	CNH	2,980		456	10	0
	11/2016	TWD	5,216		164	0	(3)
	11/2016		$167	KRW	183,566	0	0

Total Forward Foreign Currency Contracts						$63	$(59)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Venezuela Government International Bond	5.000%	06/20/2020	32.866%	$700	$(392)	$44	$0	$(348)
BRC	Colombia Government International Bond	1.000	06/20/2020	1.193	400	(11)	8	0	(3)
CBK	South Africa Government International Bond	1.000	12/20/2021	2.530	100	(8)	1	0	(7)
	Turkey Government International Bond	1.000	03/20/2020	1.923	1,000	(46)	16	0	(30)
DUB	Mexico Government International Bond	1.000	06/20/2021	1.520	200	(5)	0	0	(5)
	Petroleos Mexicanos	1.000	06/20/2021	2.942	100	(9)	1	0	(8)
GST	Mexico Government International Bond	1.000	12/20/2021	1.648	1,300	(46)	5	0	(41)
HUS	Colombia Government International Bond	1.000	03/20/2020	1.115	100	(3)	3	0	0
	Mexico Government International Bond	1.000	03/20/2017	0.408	400	1	0	1	0
	Mexico Government International Bond	1.000	12/20/2021	1.648	100	(4)	1	0	(3)
NGF	Saudi Arabia Government International Bond	1.000	06/20/2021	1.579	100	(3)	0	0	(3)
	South Africa Government International Bond	1.000	06/20/2021	2.346	300	(18)	0	0	(18)

						$(544)	$79	$1	$(466)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
CBK	MCDX-26 5-Year Index	1.000%	06/20/2021	$100	$0	$1	$1	$0
GST	CMBX.NA.AAA.9 Index	0.500	09/17/2058	1,200	(44)	0	0	(44)
	MCDX-26 5-Year Index	1.000	06/20/2021	100	0	1	1	0

					$(44)	$2	$2	$(44)

Total Swap Agreements					$(588)	$81	$3	$(510)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	Securities with an aggregate market value of $430 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$910	$0	$910
Corporate Bonds & Notes
Banking & Finance	126	7,770	0	7,896
Industrials	0	5,662	0	5,662
Utilities	0	3,425	0	3,425
Municipal Bonds & Notes
Illinois	0	108	0	108
Iowa	0	157	0	157
Ohio	0	99	0	99
Texas	0	368	0	368
U.S. Government Agencies	0	2,425	0	2,425
U.S. Treasury Obligations	0	3,784	0	3,784
Non-Agency Mortgage-Backed Securities	0	1,409	0	1,409
Asset-Backed Securities	0	6,432	0	6,432
Sovereign Issues	0	3,918	0	3,918
Short-Term Instruments
Repurchase Agreements	0	263	0	263
Short-Term Notes	0	2,299	0	2,299
Japan Treasury Bills	0	690	0	690
U.S. Treasury Bills	0	681	0	681

Total Investments	$126	$40,400	$0	$40,526

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(303)	$0	$(303)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	42	0	42
Over the counter	0	66	0	66
	$0	$108	$0	$108

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(35)	(3)	0	(38)
Over the counter	0	(569)	0	(569)

	$(35)	$(572)	$0	$(607)

Totals	$91	$39,633	$0	$39,724

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.0%
CORPORATE BONDS & NOTES 70.4%
BANKING & FINANCE 33.3%
AerCap Ireland Capital Ltd.
2.750% due 05/15/2017	$4,926	$4,952
Air Lease Corp.
5.625% due 04/01/2017	3,552	3,617
American Express Credit Corp.
1.307% due 08/15/2019	42,719	42,737
1.906% due 09/14/2020	4,700	4,777
American Honda Finance Corp.
1.444% due 09/09/2021	6,000	6,011
Aviation Capital Group Corp.
4.625% due 01/31/2018	11,429	11,858
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.750% due 01/18/2017	16,100	16,267
Banco de Credito e Inversiones
3.000% due 09/13/2017	8,000	8,122
Banco Santander Chile
1.565% due 04/11/2017	22,215	22,261
2.708% due 06/07/2018	2,000	2,016
Bank of America Corp.
1.435% due 08/25/2017	17,000	17,021
1.720% due 01/15/2019	13,783	13,876
2.000% due 01/11/2018	3,000	3,015
6.875% due 04/25/2018	15,200	16,397
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.385% due 03/05/2018	19,000	18,991
1.876% due 09/14/2018	14,900	14,982
Bayer U.S. Finance LLC
0.936% due 10/06/2017	7,500	7,483
BB&T Corp.
1.395% due 01/15/2020	10,000	10,033
Bear Stearns Cos. LLC
7.250% due 02/01/2018	9,500	10,204
BPCE S.A.
1.473% due 06/23/2017	5,270	5,280
1.487% due 06/17/2017	5,650	5,658
Citigroup, Inc.
1.632% due 07/30/2018	34,700	34,851
1.763% due 06/07/2019	19,000	19,111
1.949% due 08/02/2021	4,000	4,023
2.031% due 10/26/2020	10,200	10,267
2.218% due 03/30/2021	27,000	27,470
Commerzbank AG
0.477% due 09/20/2017	3,200	3,178
Commerzbank Finance & Covered Bond S.A.
0.477% due 03/20/2017	4,100	4,069
Credit Agricole S.A.
1.480% due 04/15/2019	10,350	10,375
1.815% due 06/10/2020	12,800	12,872
Credit Suisse Group Funding Guernsey Ltd.
2.969% due 04/16/2021	16,900	17,499
DBS Group Holdings Ltd.
1.179% due 07/16/2019	14,100	14,096
Dexia Credit Local S.A.
1.463% due 03/23/2018	23,070	23,142
Eksportfinans ASA
5.500% due 06/26/2017	15,400	15,804
Erste Abwicklungsanstalt
1.000% due 02/27/2017	5,600	5,601
Ford Motor Credit Co. LLC
1.361% due 09/08/2017	4,820	4,822
1.605% due 01/09/2018	40,400	40,511
1.675% due 03/12/2019	14,700	14,723
1.698% due 11/04/2019	830	834
1.750% due 06/15/2018	12,300	12,347
2.241% due 01/08/2019	4,000	4,068
3.000% due 06/12/2017	4,000	4,043
General Motors Financial Co., Inc.
2.025% due 04/10/2018	18,250	18,312
2.240% due 01/15/2020	26,400	26,207
2.400% due 04/10/2018	4,400	4,433
2.625% due 07/10/2017	8,900	8,972
2.740% due 01/15/2019	16,500	16,722
3.000% due 09/25/2017	1,800	1,824
4.750% due 08/15/2017	21,691	22,282
6.750% due 06/01/2018	200	215

Goldman Sachs Group, Inc.
1.875% due 04/23/2020	63,770	64,198
2.050% due 09/15/2020	15,000	15,093
2.075% due 04/23/2021	8,656	8,756
2.429% due 11/29/2023	6,400	6,515
Harley-Davidson Financial Services, Inc.
2.700% due 03/15/2017	3,052	3,072
HSBC Holdings PLC
2.354% due 01/05/2022 (a)	14,000	14,073
2.485% due 05/25/2021	50,000	51,008
3.081% due 03/08/2021	6,000	6,270
Hutchison Whampoa Finance CI Ltd.
7.450% due 08/01/2017	1,400	1,470
Hyundai Capital Services, Inc.
1.657% due 03/18/2017	22,900	22,915
ICICI Bank Ltd.
4.750% due 11/25/2016	4,400	4,420
Indian Railway Finance Corp. Ltd.
3.417% due 10/10/2017	600	610
ING Bank NV
1.404% due 03/16/2018	9,000	9,012
1.536% due 10/01/2019	23,700	23,752
International Lease Finance Corp.
8.750% due 03/15/2017	24,200	24,923
8.875% due 09/01/2017	6,000	6,368
Intesa Sanpaolo SpA
2.375% due 01/13/2017	56,415	56,497
IPIC GMTN Ltd.
3.750% due 03/01/2017	24,400	24,681
JPMorgan Chase & Co.
1.352% due 03/01/2018	11,000	11,005
1.670% due 01/23/2020	4,000	4,040
2.322% due 03/01/2021	12,145	12,454
KEB Hana Bank
1.917% due 11/09/2016	11,550	11,557
3.125% due 06/26/2017	4,800	4,857
Kookmin Bank
1.607% due 03/14/2017	18,500	18,494
1.915% due 10/11/2016	2,300	2,300
LeasePlan Corp. NV
2.500% due 05/16/2018	8,800	8,816
2.875% due 01/22/2019	22,100	22,320
3.000% due 10/23/2017	24,180	24,435
Lloyds Bank PLC
1.367% due 05/14/2018	26,682	26,602
1.374% due 03/16/2018	5,000	4,991
1.584% due 08/17/2018	2,100	2,093
1.702% due 01/22/2019	10,000	10,050
2.000% due 08/17/2018	3,500	3,516
Macquarie Bank Ltd.
1.600% due 10/27/2017	1,200	1,202
1.872% due 07/29/2020	51,650	51,706
5.000% due 02/22/2017	16,383	16,608
Macquarie Group Ltd.
1.759% due 01/31/2017	12,650	12,673
7.625% due 08/13/2019	2,000	2,292
Mitsubishi UFJ Lease & Finance Co. Ltd.
1.490% due 07/23/2019	6,760	6,771
1.736% due 02/20/2019	2,500	2,496
Mitsubishi UFJ Trust & Banking Corp.
1.600% due 10/16/2017	2,858	2,862
Mizuho Bank Ltd.
1.497% due 03/26/2018	15,400	15,367
1.886% due 10/20/2018	17,872	17,980
Mizuho Financial Group, Inc.
2.147% due 04/12/2021	20,500	20,820
Morgan Stanley
1.455% due 07/23/2019	9,463	9,475
1.995% due 04/25/2018	3,670	3,713
6.250% due 08/28/2017	7,800	8,126
6.625% due 04/01/2018	4,000	4,287
MUFG Americas Holdings Corp.
1.362% due 02/09/2018	16,500	16,447
Murray Street Investment Trust
4.647% due 03/09/2017	420	425
Nordea Bank AB
1.458% due 09/30/2019	2,250	2,252
NRW Bank
1.007% due 06/18/2018	12,000	12,014
NTT Finance Corp.
1.500% due 07/25/2017	10,000	10,022

ORIX Corp.
3.750% due 03/09/2017	1,400	1,414
QNB Finance Ltd.
2.002% due 10/31/2016	11,600	11,613
RCI Banque S.A.
3.500% due 04/03/2018	4,400	4,525
Santander Bank N.A.
1.597% due 01/12/2018	14,700	14,637
Santander Holdings USA, Inc.
2.275% due 11/24/2017	23,500	23,712
Santander UK PLC
1.264% due 09/29/2017	854	853
1.675% due 08/24/2018	9,000	9,007
2.336% due 03/14/2019	11,200	11,393
Shinhan Bank
1.311% due 04/08/2017	41,400	41,425
4.375% due 07/27/2017	6,100	6,246
Standard Chartered PLC
1.181% due 09/08/2017	11,000	10,942
1.500% due 09/08/2017	1,300	1,297
Suncorp-Metway Ltd.
1.553% due 03/28/2017	3,000	3,005
Synchrony Financial
1.989% due 02/03/2020	12,000	11,745
2.192% due 11/09/2017	40,300	40,582
UBS AG
1.457% due 08/14/2019	35,000	35,050
1.557% due 03/26/2018	12,200	12,237
UBS Group Funding Jersey Ltd.
2.453% due 04/14/2021 (b)	27,200	27,885
Ventas Realty LP
1.250% due 04/17/2017	6,800	6,798
2.000% due 02/15/2018	3,150	3,170
Wells Fargo & Co.
1.162% due 04/22/2019	20,000	19,951
Weyerhaeuser Co.
6.950% due 08/01/2017	8,099	8,441

		1,662,860

INDUSTRIALS 25.1%
Actavis Funding SCS
1.850% due 03/01/2017	2,300	2,306
1.925% due 03/12/2018	16,407	16,540
2.100% due 03/12/2020	58,330	59,341
Actavis, Inc.
1.875% due 10/01/2017	5,170	5,189
Aetna, Inc.
1.491% due 12/08/2017	40,601	40,704
Air Liquide Finance S.A.
1.375% due 09/27/2019	3,000	3,004
Amgen, Inc.
1.191% due 05/22/2017	64,200	64,251
1.411% due 05/22/2019	1,000	1,002
Anheuser-Busch InBev Finance, Inc.
2.017% due 02/01/2021	30,300	31,117
BAT International Finance PLC
1.360% due 06/15/2018	14,580	14,631
Baxalta, Inc.
1.646% due 06/22/2018	10,300	10,267
Beam Suntory, Inc.
1.875% due 05/15/2017	14,144	14,210
Cameron International Corp.
1.150% due 12/15/2016	5,525	5,527
Canadian Natural Resources Ltd.
5.700% due 05/15/2017	2,000	2,047
Central Nippon Expressway Co. Ltd.
1.829% due 05/28/2021	1,000	1,008
Cheung Kong Infrastructure Finance BVI Ltd.
1.557% due 06/20/2017	8,300	8,273
Chevron Corp.
1.328% due 11/16/2018	9,060	9,086
1.347% due 11/15/2021	992	976
ConocoPhillips Co.
1.147% due 05/15/2018	2,128	2,120
1.717% due 05/15/2022	11,479	11,298
Cox Communications, Inc.
5.875% due 12/01/2016	15,725	15,836
Daimler Finance North America LLC
1.251% due 05/18/2018	500	499
1.259% due 03/02/2018	4,875	4,874
1.469% due 08/03/2017	15,750	15,803
1.594% due 07/05/2019	47,000	47,135
1.617% due 08/01/2018	8,800	8,846

1.650% due 03/02/2018	7,500	7,516
1.875% due 01/11/2018	3,781	3,804
2.375% due 08/01/2018	4,109	4,172
Deutsche Telekom International Finance BV
1.307% due 09/19/2019	8,250	8,254
2.250% due 03/06/2017	19,482	19,558
eBay, Inc.
0.943% due 07/28/2017	2,510	2,508
1.237% due 08/01/2019	18,483	18,404
1.350% due 07/15/2017	24,194	24,227
El Paso Natural Gas Co. LLC
5.950% due 04/15/2017	12,200	12,461
EMD Finance LLC
1.207% due 03/17/2017	4,450	4,452
Enbridge, Inc.
1.289% due 06/02/2017	6,500	6,487
Enterprise Products Operating LLC
6.300% due 09/15/2017	1,881	1,966
Experian Finance PLC
2.375% due 06/15/2017	3,100	3,115
FMC Technologies, Inc.
2.000% due 10/01/2017	5,600	5,579
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017	27,985	28,216
2.594% due 10/05/2017	16,300	16,425
2.784% due 10/05/2018	15,300	15,562
HPHT Finance Ltd.
2.250% due 03/17/2018	300	302
Hutchison Whampoa International Ltd.
3.500% due 01/13/2017	2,450	2,466
Hyundai Capital America
1.450% due 02/06/2017	50	50
Imperial Tobacco Finance PLC
2.050% due 02/11/2018	23,900	24,036
2.050% due 07/20/2018	1,500	1,511
Kinder Morgan Energy Partners LP
6.000% due 02/01/2017	6,100	6,189
Kinder Morgan, Inc.
2.000% due 12/01/2017	6,700	6,711
7.000% due 06/15/2017	12,701	13,146
Korea National Oil Corp.
3.125% due 04/03/2017	7,002	7,066
4.000% due 10/27/2016	25,500	25,545
Medtronic, Inc.
1.650% due 03/15/2020	22,000	22,306
Mylan, Inc.
1.350% due 11/29/2016	15,946	15,955
NetApp, Inc.
2.000% due 12/15/2017	26,000	26,064
Nissan Motor Acceptance Corp.
1.376% due 09/13/2019	27,300	27,247
1.385% due 03/03/2017	1,000	1,002
1.456% due 04/06/2018	5,000	5,000
1.851% due 03/08/2019	5,900	5,946
1.950% due 09/12/2017	10,100	10,140
Ooredoo International Finance Ltd.
3.375% due 10/14/2016	17,550	17,562
Penske Truck Leasing Co. LP
3.750% due 05/11/2017	5,352	5,426
Pentair Finance S.A.
1.875% due 09/15/2017	3,600	3,609
Phillips 66
2.950% due 05/01/2017	6,600	6,660
Pioneer Natural Resources Co.
6.650% due 03/15/2017	5,200	5,320
QUALCOMM, Inc.
1.361% due 05/20/2020	10,000	10,015
Roche Holdings, Inc.
1.178% due 09/30/2019	24,600	24,600
SABMiller Holdings, Inc.
1.447% due 08/01/2018	11,395	11,402
2.450% due 01/15/2017	9,350	9,378
SBA Tower Trust
2.933% due 12/15/2042	5,600	5,633
Schlumberger Investment S.A.
1.250% due 08/01/2017	9,100	9,102
SK Broadband Co. Ltd.
2.875% due 10/29/2018	2,220	2,267
Southern Natural Gas Co. LLC
5.900% due 04/01/2017	20,414	20,851
Statoil ASA
0.992% due 11/09/2017	22,150	22,152
1.107% due 05/15/2018	13,893	13,885
1.248% due 11/08/2018	12,801	12,827

Takeda Pharmaceutical Co. Ltd.
1.625% due 03/17/2017	6,900	6,914
Telefonica Emisiones S.A.U.
1.513% due 06/23/2017	35,250	35,221
3.192% due 04/27/2018	5,000	5,120
6.221% due 07/03/2017	19,348	20,030
Tencent Holdings Ltd.
2.000% due 05/02/2017	10,341	10,375
Tennessee Gas Pipeline Co. LLC
7.500% due 04/01/2017	14,387	14,784
Teva Pharmaceutical Finance Co. BV
2.400% due 11/10/2016	4,480	4,486
Time Warner Cable LLC
5.850% due 05/01/2017	44,819	45,944
6.750% due 07/01/2018	5,850	6,359
Total Capital Canada Ltd.
1.450% due 01/15/2018	500	501
UAL Pass-Through Trust
9.750% due 07/15/2018	4,248	4,352
10.400% due 05/01/2018	1,749	1,754
Valero Energy Corp.
6.125% due 06/15/2017	12,852	13,309
Viacom, Inc.
3.500% due 04/01/2017	11,962	12,070
6.125% due 10/05/2017	10,060	10,505
Volkswagen Group of America Finance LLC
1.091% due 11/22/2016	3,300	3,300
1.187% due 05/23/2017	12,550	12,520
1.250% due 05/23/2017	2,790	2,781
1.251% due 11/20/2017	26,673	26,588
1.281% due 05/22/2018	32,700	32,516
1.600% due 11/20/2017	700	699
Volkswagen International Finance NV
1.125% due 11/18/2016	2,000	2,000
Wm Wrigley Jr. Co.
1.400% due 10/21/2016	3,210	3,211
Wyndham Worldwide Corp.
2.950% due 03/01/2017	1,600	1,607
Xerox Corp.
2.950% due 03/15/2017	2,000	2,012
6.750% due 02/01/2017	6,000	6,095
Zimmer Biomet Holdings, Inc.
1.450% due 04/01/2017	5,790	5,797

		1,250,817

UTILITIES 12.0%
American Electric Power Co., Inc.
1.650% due 12/15/2017	1,000	1,002
AT&T, Inc.
1.515% due 03/11/2019	5,750	5,776
1.739% due 11/27/2018	9,000	9,107
1.768% due 06/30/2020	14,185	14,315
BG Energy Capital PLC
2.875% due 10/15/2016	16,450	16,458
BP Capital Markets PLC
1.317% due 05/10/2018	4,277	4,292
1.347% due 05/10/2019	11,813	11,824
1.487% due 09/26/2018	45,627	45,853
Cleveland Electric Illuminating Co.
7.880% due 11/01/2017	2,203	2,343
CNOOC Nexen Finance ULC
1.625% due 04/30/2017	3,045	3,048
ConocoPhillips Canada Funding Co.
5.625% due 10/15/2016	871	872
Dominion Resources, Inc.
1.400% due 09/15/2017	1,200	1,200
2.125% due 02/15/2018	20,000	19,931
Duke Energy Corp.
1.226% due 04/03/2017	8,655	8,665
Electricite de France S.A.
1.150% due 01/20/2017	2,000	1,999
1.156% due 01/20/2017	49,730	49,765
Enel Finance International NV
6.250% due 09/15/2017	24,600	25,690
Entergy Corp.
4.700% due 01/15/2017	2,229	2,243
Exelon Corp.
1.550% due 06/09/2017	5,835	5,840
Jersey Central Power & Light Co.
5.650% due 06/01/2017	1,000	1,027
Kentucky Power Co.
6.000% due 09/15/2017	4,300	4,481

Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	3,200	3,357
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017	3,000	3,025
Korea Hydro & Nuclear Power Co. Ltd.
1.591% due 05/22/2017	17,400	17,392
KT Corp.
1.750% due 04/22/2017	26,030	26,091
Monongahela Power Co.
5.700% due 03/15/2017	5,950	6,063
National Grid North America, Inc.
1.451% due 08/21/2017	35,000	34,927
NextEra Energy Capital Holdings, Inc.
2.056% due 09/01/2017	22,000	22,124
Oncor Electric Delivery Co. LLC
5.000% due 09/30/2017	10,320	10,699
Pacific Gas & Electric Co.
5.625% due 11/30/2017	1,500	1,576
Pemex Finance Ltd.
10.610% due 08/15/2017	298	312
Petroleos Mexicanos
5.750% due 03/01/2018	38,450	40,622
Plains All American Pipeline LP
6.125% due 01/15/2017	14,200	14,371
6.500% due 05/01/2018	1,950	2,079
Shell International Finance BV
1.266% due 05/11/2020	16,600	16,628
1.387% due 11/10/2018	13,760	13,865
SingTel Group Treasury Pte. Ltd.
2.375% due 09/08/2017	29,600	29,919
Sinopec Group Overseas Development Ltd.
1.445% due 04/10/2017	27,700	27,714
1.750% due 04/10/2017	4,075	4,083
2.750% due 05/17/2017	2,650	2,673
Spire, Inc.
1.567% due 08/15/2017	18,800	18,753
Verizon Communications, Inc.
1.627% due 06/17/2019	25,275	25,533
2.606% due 09/14/2018	39,273	40,316

		597,853

Total Corporate Bonds & Notes (Cost $3,500,444)		3,511,530

MUNICIPAL BONDS & NOTES 0.3%
ARKANSAS 0.0%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.562% due 11/25/2043	845	836

CALIFORNIA 0.2%
California Earthquake Authority Revenue Notes, Series 2014
1.824% due 07/01/2017	8,000	8,044
University of California Revenue Bonds, Series 2011
1.023% due 07/01/2041	4,000	4,000

		12,044

TEXAS 0.1%
Texas State General Obligation Notes, Series 2013
0.923% due 06/01/2018	1,900	1,904
Texas State General Obligation Notes, Series 2014
0.923% due 06/01/2019	2,000	2,002

		3,906

Total Municipal Bonds & Notes (Cost $16,743)		16,786

U.S. GOVERNMENT AGENCIES 2.8%
Fannie Mae
0.775% due 05/25/2037	116	117
0.794% due 03/25/2044	2,955	2,934
0.855% due 02/25/2037	241	240
0.875% due 11/25/2036	377	379
0.925% due 06/25/2026	395	396
0.931% due 04/18/2028 - 09/18/2031	1,933	1,934
0.935% due 09/25/2035	903	903
0.945% due 03/25/2037	720	721
0.975% due 05/25/2017 - 06/25/2042	2,090	2,098
1.025% due 06/25/2031 - 12/25/2040	739	742
1.031% due 05/18/2032	342	343
1.075% due 09/25/2041	2,684	2,684
1.081% due 03/18/2032	239	243

1.196% due 01/01/2021	3,176	3,190
1.205% due 12/25/2037 - 02/25/2041	2,141	2,162
1.225% due 05/25/2037	227	229
1.243% due 04/25/2023	6,184	6,216
1.275% due 03/25/2037 - 02/25/2040	485	493
1.305% due 02/25/2038	1,517	1,538
1.375% due 07/25/2038	299	302
1.425% due 03/25/2032	60	61
2.766% due 01/01/2036	8,828	9,349
2.848% due 05/01/2038	1,309	1,394
FDIC Structured Sale Guaranteed Notes
1.023% due 11/29/2037	460	459
Freddie Mac
0.774% due 11/15/2036 - 01/15/2040	82	81
0.844% due 02/15/2037	2,242	2,237
0.944% due 04/15/2041	634	635
1.024% due 07/15/2039	233	235
2.745% due 09/01/2037	7,248	7,672
Ginnie Mae
0.894% due 06/20/2061	2,150	2,149
1.044% due 04/20/2062	5,743	5,743
1.194% due 02/20/2062	7,729	7,770
1.244% due 12/20/2065 - 08/20/2066	15,635	15,607
1.294% due 05/20/2066 - 07/20/2066	15,673	15,699
1.362% due 08/20/2066	1,499	1,502
1.414% due 07/20/2065	7,787	7,851
1.532% due 01/20/2066	7,586	7,692
1.544% due 02/20/2066	19,165	19,448
6.000% due 12/15/2033	33	39
6.500% due 11/15/2033 - 09/15/2034	36	42
7.000% due 01/15/2024 - 07/15/2032	233	246
7.500% due 07/15/2024 - 06/15/2028	136	143
10.000% due 06/15/2017 - 04/15/2025	15	14
NCUA Guaranteed Notes
0.863% due 12/07/2020	1,034	1,033
1.079% due 12/08/2020	2,791	2,798

Total U.S. Government Agencies (Cost $137,084)		137,763

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.9%
American Home Mortgage Investment Trust
1.105% due 02/25/2045	94	93
Asset Securitization Corp.
6.930% due 02/14/2043	3,023	3,062
BAMLL Commercial Mortgage Securities Trust
1.858% due 12/15/2029	12,000	12,034
1.924% due 12/15/2031	10,000	10,026
Banc of America Commercial Mortgage Trust
5.356% due 10/10/2045	354	353
5.791% due 04/10/2049	4,118	4,140
Banc of America Mortgage Trust
3.045% due 03/25/2034	292	291
Barclays Commercial Mortgage Securities Trust
1.634% due 02/15/2028	23,611	23,572
Bear Stearns Adjustable Rate Mortgage Trust
2.889% due 08/25/2033	1,382	1,369
Bear Stearns Commercial Mortgage Securities Trust
5.317% due 02/11/2044	13,255	13,364
BNPP Mortgage Securities LLC Trust
6.000% due 08/27/2037	14	14
BXHTL Mortage Trust
1.755% due 05/15/2029	1,300	1,304
Citigroup Commercial Mortgage Trust
0.808% due 12/10/2049	2,250	2,233
1.804% due 07/15/2027	4,100	4,133
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049	6,525	6,568
COBALT Commercial Mortgage Trust
5.484% due 04/15/2047	5,356	5,400
Commercial Mortgage Trust
5.347% due 12/10/2046	2,200	2,209
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039	720	722
5.383% due 02/15/2040	631	632
FORT CRE LLC
2.036% due 05/21/2036	5,200	5,197
Greenwich Capital Commercial Funding Corp. Trust
5.444% due 03/10/2039	3,651	3,656
Hilton USA Trust
1.523% due 11/05/2030	997	997

Hyatt Hotel Portfolio Trust
1.781% due 11/15/2029	7,800	7,812
JPMorgan Chase Commercial Mortgage Securities Trust
1.504% due 07/15/2031	7,456	7,457
5.336% due 05/15/2047	1,235	1,236
5.420% due 01/15/2049	1,876	1,891
5.431% due 06/12/2047	8,263	8,311
5.440% due 06/12/2047	7,250	7,288
5.794% due 02/12/2051	2,209	2,267
5.864% due 02/12/2049	117	117
5.940% due 06/15/2049	234	234
LB Commercial Mortgage Trust
6.069% due 07/15/2044	2,189	2,235
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	776	780
5.430% due 02/15/2040	1,626	1,640
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.224% due 11/15/2031	1,716	1,607
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	5,100	5,152
Morgan Stanley Capital Trust
5.312% due 03/15/2044	6,174	6,222
5.610% due 04/15/2049	33	33
Morgan Stanley Re-REMIC Trust
5.988% due 08/12/2045	4,090	4,135
RBSSP Resecuritization Trust
1.024% due 10/26/2036	303	297
Wachovia Bank Commercial Mortgage Trust
0.705% due 06/15/2049	900	890
0.740% due 04/15/2047	33,100	32,778

Total Non-Agency Mortgage-Backed Securities (Cost $195,197)		193,751

ASSET-BACKED SECURITIES 8.8%
ACAS CLO Ltd.
0.926% due 04/20/2021	58	58
Aircraft Lease Securitisation Ltd.
0.757% due 05/10/2032	175	175
ARES CLO Ltd.
1.768% due 01/17/2024	5,000	5,005
Atlas Senior Loan Fund Ltd.
1.979% due 08/15/2024	5,600	5,600
2.055% due 01/30/2024	6,200	6,202
Atrium CDO Corp.
1.421% due 11/16/2022	3,721	3,727
Babson CLO Ltd.
2.057% due 05/15/2023	7,430	7,426
Carlyle Global Market Strategies CLO Ltd.
1.926% due 04/20/2022	7,221	7,232
2.086% due 01/20/2025	3,000	3,003
2.107% due 07/27/2026	30,000	29,995
Cavalry CLO Ltd.
2.049% due 01/16/2024	6,158	6,154
Cent CLO Ltd.
2.195% due 01/25/2026	2,600	2,606
Centurion CDO Ltd.
0.929% due 07/17/2019	1,153	1,149
CIFC Funding Ltd.
1.920% due 08/14/2024	2,300	2,297
2.185% due 12/05/2024	8,600	8,611
COA Summit CLO Ltd.
2.046% due 04/20/2023	1,669	1,669
Cornerstone CLO Ltd.
0.900% due 07/15/2021	60	60
Dell Equipment Finance Trust
1.443% due 12/22/2017	6,012	6,025
Drug Royalty LP
3.530% due 07/15/2023	2,128	2,145
Dryden Senior Loan Fund
1.850% due 01/15/2022	6,374	6,375
Eastland CLO Ltd.
0.987% due 05/01/2022	1,105	1,104
Edsouth Indenture LLC
1.255% due 04/25/2039	2,251	2,170
Educational Services of America, Inc.
1.675% due 09/25/2040	603	597
Evergreen Credit Card Trust
1.244% due 04/15/2020	22,000	22,107
Finn Square CLO Ltd.
2.052% due 12/24/2023	4,200	4,204
Flatiron CLO Ltd.
2.230% due 01/15/2023	1,797	1,799
2.253% due 10/25/2024	15,500	15,500

Ford Credit Auto Lease Trust
1.040% due 05/15/2018	3,747	3,749
Fortress Credit Investments Ltd.
1.929% due 07/17/2023	6,291	6,294
Four Corners CLO Ltd.
0.991% due 01/26/2020	257	257
Fraser Sullivan CLO Ltd.
1.771% due 04/20/2023	4,452	4,456
Halcyon Loan Advisors Funding Ltd.
2.317% due 08/15/2023	11,100	11,140
JMP Credit Advisors CLO Ltd.
1.860% due 04/30/2023	16,200	16,172
KKR Financial CLO Ltd.
2.165% due 01/23/2026	4,700	4,711
KVK CLO Ltd.
2.257% due 02/10/2025	6,200	6,217
Landmark CLO Ltd.
0.928% due 10/19/2020	1,372	1,371
LCM LP
1.581% due 04/15/2022	12,276	12,291
1.893% due 10/19/2022	8,000	7,995
1.988% due 01/19/2023	2,200	2,200
Madison Park Funding Ltd.
2.107% due 08/15/2022	10,600	10,589
MT Wilson CLO Ltd.
0.895% due 07/11/2020	127	127
Muir Grove CLO Ltd.
1.335% due 03/25/2020	1,597	1,598
Navient Private Education Loan Trust
1.004% due 05/16/2022	73	73
Navient Student Loan Trust
1.125% due 06/25/2065	4,496	4,503
1.775% due 06/25/2065	17,676	17,697
Nelnet Student Loan Trust
0.986% due 12/24/2035	7,087	6,696
Neuberger Berman CLO Ltd.
1.931% due 07/25/2023	2,500	2,500
Northstar Education Finance, Inc.
1.225% due 12/26/2031	2,472	2,421
Ocean Trails CLO
0.917% due 10/12/2020	536	535
Octagon Investment Partners Ltd.
1.574% due 05/05/2023	10,708	10,722
OHA Credit Partners Ltd.
2.038% due 05/15/2023	19,952	19,966
OZLM Funding Ltd.
2.237% due 10/30/2023	2,200	2,200
Palmer Square CLO Ltd.
2.079% due 10/17/2025	10,000	9,981
Panhandle-Plains Higher Education Authority, Inc.
1.146% due 07/01/2021	870	870
1.776% due 10/01/2035	1,170	1,155
Progress Residential Trust
2.031% due 09/17/2033	10,000	10,122
SLM Private Education Loan Trust
1.124% due 08/15/2022	2,588	2,593
1.274% due 10/16/2023	287	288
SLM Student Loan Trust
1.115% due 04/25/2023	1,192	1,192
1.225% due 01/25/2029	5,307	5,158
2.215% due 04/25/2023	833	835
SMB Private Education Loan Trust
1.024% due 09/15/2021	2,151	2,153
1.224% due 05/15/2023	14,102	14,122
1.424% due 07/15/2022	3,971	3,983
SoFi Professional Loan Program LLC
1.625% due 10/27/2036	5,844	5,894
Stone Tower CLO Ltd.
0.899% due 04/17/2021	70	70
Structured Asset Investment Loan Trust
1.525% due 11/25/2033	1,594	1,478
Symphony CLO LP
1.574% due 01/09/2023	8,570	8,575
Symphony CLO Ltd.
1.586% due 07/23/2023	18,400	18,402
THL Credit Wind River CLO Ltd.
2.119% due 01/18/2026	2,700	2,702
2.303% due 01/15/2026 (a)	5,200	5,200
TICC CLO LLC
1.750% due 08/25/2023	3,182	3,193
Voya CLO Ltd.
0.929% due 12/13/2020	76	77
1.980% due 10/15/2022	19,500	19,507
2.000% due 10/15/2022	9,800	9,795

Total Asset-Backed Securities (Cost $436,565)		436,820

SOVEREIGN ISSUES 3.4%
Colombia Government International Bond
7.375% due 01/27/2017	30,000	30,615
Development Bank of Japan, Inc.
0.983% due 01/28/2020	27,800	27,498
1.388% due 04/16/2019	2,000	2,000
Export-Import Bank of Korea
1.418% due 05/12/2017	1,580	1,581
1.423% due 01/14/2017	4,489	4,495
1.525% due 11/26/2016	7,000	7,005
1.525% due 05/26/2019	9,400	9,438
Japan Bank for International Cooperation
1.177% due 11/13/2018	24,000	23,943
Japan Finance Organization for Municipalities
1.461% due 05/22/2017	13,000	13,031
Korea Development Bank
1.327% due 01/22/2017	21,600	21,599
3.875% due 05/04/2017	3,070	3,119
Korea Housing Finance Corp.
3.500% due 12/15/2016	2,019	2,028
Korea Land & Housing Corp.
1.875% due 08/02/2017	9,950	9,988
Tokyo Metropolitan Government
1.750% due 06/08/2017	13,800	13,854

Total Sovereign Issues (Cost $169,884)		170,194

SHORT-TERM INSTRUMENTS 11.4%
CERTIFICATES OF DEPOSIT 3.6%
Barclays Bank PLC
1.641% due 09/08/2017	72,000	72,239
Credit Suisse AG
1.645% due 09/12/2017	55,000	55,068
Natixis S.A.
1.553% due 09/25/2017	35,400	35,483
Sumitomo Mitsui Banking Corp.
1.550% due 09/15/2017	15,950	15,957

		178,747

COMMERCIAL PAPER 6.7%
AutoNation, Inc.
1.300% due 10/05/2016	31,000	30,996
1.300% due 10/06/2016	15,000	14,998
1.300% due 10/20/2016	20,000	19,989
CRH America Finance, Inc.
0.790% due 10/24/2016	500	500
Deutsche Telekom AG
1.016% due 10/11/2016	5,000	4,999
Electricite de France S.A.
1.510% due 01/09/2017	22,900	22,832
Energy Transfer Partners LP
1.750% due 12/16/2016	20,000	19,950
ENI Finance USA, Inc.
1.700% due 07/14/2017	20,300	20,075
1.750% due 10/02/2017	9,500	9,331
Entergy Corp.
1.200% due 10/06/2016	5,000	4,999
1.200% due 10/14/2016	8,500	8,497
Ford Motor Credit Co.
1.700% due 09/12/2017	11,280	11,113
Hitachi Capital America Corp.
1.030% due 10/13/2016	8,000	7,998
Schlumberger Holdings
1.080% due 10/11/2016	25,000	24,995
Sempra Energy Holdings
0.960% due 10/17/2016	19,000	18,993
Thermo Fisher Scientific, Inc.
1.550% due 10/11/2016	45,000	44,989
Thomson Reuters Corp.
1.016% due 10/24/2016	9,000	8,996
1.070% due 10/17/2016	10,000	9,997
1.070% due 10/26/2016	10,000	9,995
Viacom, Inc.
1.300% due 11/14/2016	39,000	38,959

		333,201

REPURCHASE AGREEMENTS (c) 0.8%		42,127

SHORT-TERM NOTES 0.3%
Kansas City Southern
1.443% due 10/28/2016	16,365	16,365

Total Short-Term Instruments (Cost $569,904)		570,440

Total Investments in Securities (Cost $5,025,821)		5,037,284

	SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
MUTUAL FUNDS 0.2%
PIMCO Money Market Fund (b)	10,550,000	10,550

Total Short-Term Instruments (Cost $10,550)		10,550

Total Investments in Affiliates (Cost $10,550)		10,550

Total Investments 101.2% (Cost $5,036,371)		$5,047,834
Other Assets and Liabilities, net (1.2)%		(60,410)

Net Assets 100.0%		$4,987,424

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Securities with an aggregate market value of $10,340 were out on loan in exchange for $10,550 of cash collateral as of September 30, 2016. The collateral was invested in the PIMCO Money Market Fund.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
NOM	1.300%	09/30/2016	10/03/2016	$41,600	U.S. Treasury Bonds 3.000% due 11/15/2045	$(42,037)	$41,600	$41,605
SSB	0.010	09/30/2016	10/03/2016	527	U.S. Treasury Notes 1.625% due 04/30/2019 (2)	(540)	527	527

Total Repurchase Agreements						$(42,577)	$42,127	$42,132

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

The average amount of borrowings outstanding during the period ended September 30, 2016 was $(22,754) at a weighted average interest rate of 0.659%. Average borrowings includes reverse repurchase agreements and sale-buyback transactions, of which there were none open at period end.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,662,860	$0	$1,662,860
Industrials	0	1,250,817	0	1,250,817
Utilities	0	597,853	0	597,853
Municipal Bonds & Notes
Arkansas	0	836	0	836
California	0	12,044	0	12,044
Texas	0	3,906	0	3,906
U.S. Government Agencies	0	135,614	2,149	137,763
Non-Agency Mortgage-Backed Securities	0	188,554	5,197	193,751
Asset-Backed Securities	0	431,220	5,600	436,820
Sovereign Issues	0	170,194	0	170,194
Short-Term Instruments
Certificates of Deposit	0	178,747	0	178,747
Commercial Paper	0	323,870	9,331	333,201
Repurchase Agreements	0	42,127	0	42,127
Short-Term Notes	0	16,365	0	16,365

	$0	$5,015,007	$22,277	$5,037,284

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	10,550	0	0	10,550

Total Investments	$10,550	$5,015,007	$22,277	$5,047,834

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 144.0%
AUSTRALIA 2.1%
SOVEREIGN ISSUES 2.1%
Australia Government International Bond
1.250% due 02/21/2022 (d)	AUD	980	$788
3.000% due 09/20/2025 (d)		1,056	997

Total Australia (Cost $1,792)			1,785

BRAZIL 2.4%
SOVEREIGN ISSUES 2.4%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017 (b)	BRL	6,700	1,996

Total Brazil (Cost $1,725)			1,996

CANADA 2.2%
SOVEREIGN ISSUES 2.2%
Canada Government International Bond
1.250% due 12/01/2047 (d)	CAD	1,045	1,053
1.500% due 12/01/2044 (d)		781	808

Total Canada (Cost $1,929)			1,861

CHILE 5.0%
SOVEREIGN ISSUES 5.0%
Bonos de la Tesoreria de la Republica
1.500% due 03/01/2026	CLP	472,037	738
Bonos de la Tesoreria de la Republica CPI Linked Bond
3.000% due 01/01/2044		314,692	624
Bonos del Banco Central de Chile en UF CPI Linked Bond
3.000% due 02/01/2021		917,851	1,521
3.000% due 03/01/2022		786,729	1,326

Total Chile (Cost $4,845)			4,209

COLOMBIA 5.1%
SOVEREIGN ISSUES 5.1%
Colombian TES
3.000% due 03/25/2033 (d)	COP	3,717,679	1,172
3.500% due 03/10/2021 (d)		2,429,697	855
3.500% due 05/07/2025 (d)		4,130,485	1,445
4.250% due 05/17/2017 (d)		2,429,697	851

Total Colombia (Cost $5,469)			4,323

DENMARK 1.4%
SOVEREIGN ISSUES 1.4%
Denmark Government International Bond
0.100% due 11/15/2023 (d)	DKK	7,214	1,179

Total Denmark (Cost $1,295)			1,179

FRANCE 4.7%
SOVEREIGN ISSUES 4.7%
France Government International Bond
0.100% due 07/25/2021 (d)	EUR	203	243
0.250% due 07/25/2018 (d)		312	363
0.700% due 07/25/2030 (d)		200	274
1.800% due 07/25/2040 (d)		572	1,016
1.850% due 07/25/2027 (d)		972	1,439
2.250% due 07/25/2020 (d)		512	659

Total France (Cost $3,856)			3,994

GERMANY 1.6%
SOVEREIGN ISSUES 1.6%
Republic of Germany
0.100% due 04/15/2023 (d)	EUR	445	548
0.100% due 04/15/2026 (d)		242	306
0.100% due 04/15/2046 (d)		20	30
0.500% due 04/15/2030 (d)		353	485

Total Germany (Cost $1,316)			1,369

ISRAEL 0.8%
SOVEREIGN ISSUES 0.8%
Israel Government International Bond
4.000% due 05/30/2036 (d)	ILS	1,651	685

Total Israel (Cost $633)			685

ITALY 5.7%
SOVEREIGN ISSUES 5.7%
Italy Buoni Poliennali Del Tesoro
1.250% due 09/15/2032 (d)	EUR	299	368
1.650% due 04/23/2020 (d)		201	238
1.700% due 09/15/2018 (d)		1,494	1,760
2.100% due 09/15/2021 (d)		141	178
2.350% due 09/15/2019 (d)		343	419
2.350% due 09/15/2024 (d)		873	1,151
2.550% due 09/15/2041 (d)		293	445
3.100% due 09/15/2026 (d)		212	301

Total Italy (Cost $4,909)			4,860

JAPAN 10.7%
SOVEREIGN ISSUES 10.7%
Japan Government International Bond
0.100% due 09/10/2024 (d)	JPY	776,100	8,063
0.100% due 03/10/2026 (d)		99,563	1,039

Total Japan (Cost $7,806)			9,102

MEXICO 14.5%
SOVEREIGN ISSUES 14.5%
Mexico Government International Bond
2.000% due 06/09/2022 (d)	MXN	25,110	1,255
4.000% due 11/15/2040 (d)		61,130	3,579
4.000% due 11/08/2046 (d)		30,481	1,811
4.500% due 12/04/2025 (d)		93,396	5,533
4.500% due 11/22/2035 (d)		491	30
4.750% due 06/14/2018		2,005	102

Total Mexico (Cost $14,446)			12,310

NEW ZEALAND 1.8%
SOVEREIGN ISSUES 1.8%
New Zealand Government International Bond
2.000% due 09/20/2025 (d)	NZD	1,978	1,510

Total New Zealand (Cost $1,510)			1,510

SOUTH AFRICA 6.9%
SOVEREIGN ISSUES 6.9%
South Africa Government International Bond
1.875% due 02/28/2033 (d)	ZAR	11,186	805
2.000% due 01/31/2025		18,056	1,325
2.500% due 03/31/2046 (d)		1,665	135
2.500% due 12/31/2050 (d)		2,395	197
7.750% due 02/28/2023		100	7
8.000% due 01/31/2030		50,700	3,403

Total South Africa (Cost $5,168)			5,872

SOUTH KOREA 2.4%
SOVEREIGN ISSUES 2.4%
Korea Government Inflation Linked International Bond
1.125% due 06/10/2023	KRW	1,651,425	1,537
Korea Treasury Inflation Linked Bond
1.000% due 06/10/2026		508,374	467

Total South Korea (Cost $1,882)			2,004

SPAIN 2.8%
SOVEREIGN ISSUES 2.8%
Spain Government International Bond
0.550% due 11/30/2019 (d)	EUR	500	585
1.000% due 11/30/2030 (d)		100	122
1.800% due 11/30/2024 (d)		1,290	1,681

Total Spain (Cost $2,221)			2,388

SWEDEN 0.2%
SOVEREIGN ISSUES 0.2%
Sweden Government International Bond
0.125% due 06/01/2026 (d)	SEK	202	27
0.250% due 06/01/2022 (d)		814	106

Total Sweden (Cost $133)			133

UNITED KINGDOM 9.6%
SOVEREIGN ISSUES 9.6%
United Kingdom Gilt
0.125% due 03/22/2024 (d)	GBP	1,228	1,890
0.125% due 03/22/2026 (d)		734	1,167
0.125% due 03/22/2044 (d)		565	1,214
0.125% due 03/22/2046 (d)		255	567
0.125% due 11/22/2065 (d)		51	161
0.125% due 03/22/2068 (d)		62	208
0.750% due 03/22/2034 (d)		57	113
1.125% due 11/22/2037 (d)		261	595
1.250% due 11/22/2027 (d)		1,222	2,225

Total United Kingdom (Cost $7,900)			8,140

UNITED STATES 59.2%
U.S. TREASURY OBLIGATIONS 59.2%
U.S. Treasury Bonds
2.250% due 08/15/2046		$70	69
2.500% due 02/15/2045 (i)		80	83
2.500% due 02/15/2046 (f)		2,600	2,697
3.000% due 11/15/2044 (f)(i)		1,330	1,522
3.000% due 05/15/2045 (f)(i)		850	972
3.000% due 11/15/2045 (i)		10	11
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2018		555	561
0.125% due 04/15/2019 (f)		3,934	4,002
0.125% due 04/15/2020 (f)		1,028	1,048
0.125% due 04/15/2021 (f)		1,828	1,868
0.125% due 01/15/2022 (f)		1,435	1,467
0.125% due 07/15/2022		607	622
0.125% due 01/15/2023 (f)		2,502	2,546
0.125% due 07/15/2024		101	103
0.125% due 07/15/2026 (f)		261	264
0.250% due 01/15/2025 (i)		599	612
0.375% due 07/15/2023 (f)		1,965	2,039
0.625% due 07/15/2021 (f)		7,442	7,823
0.625% due 01/15/2024 (f)		1,238	1,301
0.625% due 01/15/2026		10	11
0.750% due 02/15/2045 (f)		746	774
1.000% due 02/15/2046		630	701
1.250% due 07/15/2020		375	401
1.375% due 02/15/2044		583	696
2.125% due 02/15/2040		245	328
2.375% due 01/15/2017		3,938	3,975
2.500% due 01/15/2029 (f)(i)		717	913
3.625% due 04/15/2028 (f)(i)		4,241	5,871

U.S. Treasury Notes
1.125% due 08/31/2021 (f)		3,400	3,397
1.625% due 05/15/2026 (f)		900	902
2.000% due 02/15/2025 (f)(i)		2,390	2,477
2.125% due 09/30/2021 (i)		100	104
2.125% due 12/31/2021		100	105

Total United States (Cost $48,973)			50,265

SHORT-TERM INSTRUMENTS 4.9%
CERTIFICATES OF DEPOSIT 0.7%
Barclays Bank PLC
1.641% due 09/08/2017		$200	201
Natixis S.A.
1.553% due 09/25/2017		400	401

			602

REPURCHASE AGREEMENTS (e) 0.4%			369

SHORT-TERM NOTES 0.1%
Federal Home Loan Bank
0.259% due 11/18/2016 (b)(c)		100	100

JAPAN TREASURY BILLS 3.7%
(0.303)% due 10/11/2016 - 01/10/2017 (a)(b)	JPY	320,000	3,157

Total Short-Term Instruments (Cost $4,146)			4,228

Total Investments in Securities (Cost $121,954)			122,213

Total Investments 144.0% (Cost $121,954)			$122,213
Financial Derivative Instruments (g)(h) (1.2)% (Cost or Premiums, net $(99))			(1,045)
Other Assets and Liabilities, net (42.8)%			(36,299)

Net Assets 100.0%			$84,869

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$369	U.S. Treasury Notes 1.625% due 04/30/2019 (2)	$(324)	$369	$369

Total Repurchase Agreements						$(324)	$369	$369

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOS	0.630%	07/22/2016	10/21/2016	$(2,017)	$(2,019)
	0.650	08/18/2016	10/18/2016	(2,683)	(2,685)
BSN	0.600	08/01/2016	10/31/2016	(910)	(911)
	0.600	08/09/2016	10/11/2016	(1,768)	(1,770)
	0.620	06/27/2016	10/11/2016	(4,486)	(4,494)
GRE	0.640	08/22/2016	10/24/2016	(4,461)	(4,464)
JPS	0.750	09/13/2016	10/13/2016	(614)	(614)
RDR	0.600	07/21/2016	10/21/2016	(7,239)	(7,248)
SCX	0.600	07/13/2016	10/13/2016	(1,430)	(1,432)
	0.610	07/12/2016	10/12/2016	(263)	(264)
	0.650	08/29/2016	10/27/2016	(1,741)	(1,742)
	0.770	09/16/2016	10/17/2016	(805)	(805)
SGY	0.720	09/14/2016	10/14/2016	(101)	(101)

Total Reverse Repurchase Agreements					$(28,549)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
BPG	0.710%	09/21/2016	12/16/2016	$(1,156)	$(1,156)
GSC	0.350	09/26/2016	10/03/2016	(3,396)	(3,397)
	0.990	09/21/2016	10/21/2016	(2,899)	(2,900)
	1.050	09/22/2016	10/17/2016	(750)	(750)
	1.150	09/26/2016	10/03/2016	(162)	(162)
NOM	0.850	09/21/2016	10/05/2016	(1,115)	(1,115)
TDM	0.650	09/02/2016	10/06/2016	(1,452)	(1,453)

Total Sale-Buyback Transactions					$(10,933)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2016 was $(31,155) at a weighted average interest rate of 0.578%.
(4)	Payable for sale-buyback transactions includes $(4) of deferred price drop.

(f)	Securities with an aggregate market value of $39,653 have been pledged as collateral under the terms of master agreements as of September 30, 2016.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$129.000	10/21/2016	6	$(2)	$0
Call - CBOT U.S. Treasury 10-Year Note November Futures	131.500	10/21/2016	4	(1)	(2)

				$(3)	$(2)

Total Written Options				$(3)	$(2)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	14	$(1)	$0	$0
Euro-Bund 10-Year Bond December Futures	Long	12/2016	5	9	0	(3)
Euro-OAT France Government 10-Year Bond December Futures	Short	12/2016	13	(10)	7	0
Japan Government 10-Year Bond December Futures	Short	12/2016	2	(14)	1	(1)
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling December Futures	Short	12/2016	93	2	0	0
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling June Futures	Short	06/2017	25	0	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling December Futures	Long	12/2016	93	(9)	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling June Futures	Long	06/2017	25	(1)	0	0
U.S. Treasury 2-Year Note December Futures	Short	12/2016	38	4	4	0
U.S. Treasury 10-Year Note December Futures	Long	12/2016	5	3	0	(2)
U.S. Treasury 30-Year Bond December Futures	Short	12/2016	32	84	47	0
United Kingdom Long Gilt December Futures	Short	12/2016	2	3	2	0

Total Futures Contracts				$70	$61	$(6)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-25 5-Year Index	(1.000)%	12/20/2020	$100	$(1)	$(1)	$0	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	06/15/2018		$700	$5	$6	$0	$0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		4,400	(180)	(99)	6	0
Receive	3-Month USD-LIBOR *	1.500	12/21/2021		3,500	(47)	9	7	0
Receive	3-Month USD-LIBOR *	3.000	09/16/2025		900	(55)	(52)	3	0
Receive	3-Month USD-LIBOR *	2.800	10/28/2025		6,300	(322)	(289)	21	0
Receive	3-Month USD-LIBOR *	2.500	02/22/2026		6,600	(233)	(212)	23	0
Receive	3-Month USD-LIBOR *	2.400	03/16/2026		2,000	(61)	(53)	7	0
Receive	3-Month USD-LIBOR *	2.300	04/27/2026		1,400	(35)	(30)	5	0
Receive	3-Month USD-LIBOR *	1.850	07/27/2026		450	(1)	(1)	2	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		2,400	(60)	(45)	13	0
Receive	6-Month EUR-EURIBOR *	0.500	03/15/2027	EUR	800	16	12	0	0
Receive	6-Month GBP-LIBOR *	0.500	03/15/2019	GBP	3,200	(8)	(2)	1	0
Receive	6-Month GBP-LIBOR	2.088	12/04/2024		500	(78)	(70)	2	0
Receive	6-Month GBP-LIBOR *	0.750	03/15/2027		1,580	10	(26)	8	0
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		260	(69)	(13)	7	0
Receive	6-Month JPY-LIBOR	1.500	12/21/2045	JPY	27,100	(81)	6	2	0

						$(1,199)	$(859)	$107	$0

Total Swap Agreements						$(1,200)	$(860)	$107	$0

*	This security has a forward starting effective date.

Cash of $1,075 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2016	BRL	800		$203	$0	$(43)
	10/2016	CAD	2,167		1,679	27	0
	10/2016	DKK	510		77	0	0
	10/2016	GBP	6,441		8,522	173	0
	10/2016	JPY	70,000		668	0	(23)
	10/2016		$246	BRL	800	0	0
	10/2016		322	MXN	5,902	0	(18)
	11/2016	JPY	20,000		$198	0	0
	11/2016	ZAR	52,059		3,697	0	(70)
	01/2017	CNH	21		3	0	0
	01/2017	COP	530,005		175	0	(5)
	01/2017	DKK	7,800		1,179	0	(3)
BPS	10/2016	BRL	500		120	0	(33)
	10/2016	JPY	30,000		287	0	(10)
	10/2016		$154	BRL	500	0	0
	10/2016		8,787	GBP	6,754	0	(33)
	10/2016		416	MXN	7,532	0	(28)
	11/2016	GBP	6,754		$8,791	32	0
	01/2017	BRL	900		207	0	(62)
	01/2017		$629	COP	2,006,352	54	0
BRC	11/2016	CLP	481,866		$745	14	0
	11/2016	TWD	12,055		377	0	(10)
CBK	10/2016	BRL	5,242		1,595	3	(20)
	10/2016	EUR	875		982	0	(1)
	10/2016	JPY	50,000		478	0	(16)
	10/2016		$1,613	BRL	5,242	0	(1)
	10/2016		2,260	MXN	41,040	0	(148)
	11/2016	ZAR	2,767		$186	0	(14)
	01/2017	COP	4,116,294		1,374	0	(27)
	01/2017		$91	COP	276,172	3	0
DUB	10/2016	BRL	5,858		$1,805	3	0
	10/2016		$1,790	BRL	5,858	14	(2)
	10/2016		1	CNH	10	0	0
	11/2016		2,635	ILS	10,069	55	0
	01/2017	BRL	1,100		$254	0	(75)
	01/2017	CNH	1,398		202	0	(6)
GLM	10/2016	GBP	313		419	13	0
	10/2016	JPY	1,065,150		10,619	115	0
	10/2016		$13,436	EUR	11,986	28	0
	10/2016		470	JPY	47,600	0	0
	10/2016		210	MXN	4,126	3	0
	11/2016	CLP	712,648		$1,074	0	(7)
	11/2016	EUR	11,986		13,453	0	(30)
	11/2016	KRW	515,949		468	0	0
	01/2017	BRL	2,400		562	0	(157)
	01/2017	JPY	70,000		692	0	(2)
HUS	10/2016	CAD	262		198	0	(1)
	10/2016	CNH	2,996		449	1	0
	10/2016		$794	DKK	5,345	12	0
	11/2016		773	CLP	510,489	1	0
JPM	10/2016	AUD	553		$417	0	(6)
	10/2016	BRL	9,600		2,228	0	(724)
	10/2016	DKK	12,610		1,890	0	(13)
	10/2016	EUR	117		132	1	0
	10/2016	NZD	1,837		1,343	6	0
	10/2016		$2,957	BRL	9,600	0	(5)
	10/2016		1,836	CAD	2,429	15	0
	10/2016		139	EUR	124	0	0
	11/2016	CAD	2,429		$1,836	0	(16)
	11/2016		$964	ZAR	13,723	29	0
	01/2017	BRL	2,300		$541	0	(147)
MSB	10/2016	EUR	10,763		12,174	83	0
	01/2017		$436	CNH	2,941	2	0
	01/2017		1,164	COP	3,497,368	27	0
NAB	10/2016	AUD	2,376		$1,811	0	(7)
	10/2016		$2,247	AUD	2,929	0	(5)
	10/2016		1,336	NZD	1,837	1	0
	11/2016	AUD	2,929		$2,245	5	0
	11/2016	NZD	1,837		1,335	0	(1)
RBC	10/2016	SEK	910		107	1	0
RYL	10/2016		$445	CNH	2,986	2	0
SCX	10/2016	EUR	86		$96	0	0
	10/2016		$9,144	JPY	920,850	0	(64)
	11/2016	JPY	920,850		$9,156	64	0
	11/2016	ZAR	496		34	0	(2)
	01/2017	CNH	1,522		221	0	(5)
SOG	10/2016	JPY	70,000		663	0	(27)
	11/2016		$1,972	KRW	2,193,567	19	0
UAG	10/2016	CNH	8,510		$1,272	0	(2)
	10/2016	EUR	325		366	1	0
	10/2016		$62	EUR	56	0	0
	10/2016		958	JPY	96,700	1	(5)
	11/2016		416	INR	28,170	5	0
	12/2016	JPY	10,000		$98	0	(1)

Total Forward Foreign Currency Contracts						$813	$(1,875)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250%	12/27/2016	$8,100	$7	$1
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200	02/13/2017	16,000	8	6
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	400	40	51
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	400	40	26
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	10/23/2018	700	48	19
FBF	Put - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	3.400	12/05/2016	1,800	13	0
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	12/27/2016	15,600	14	2
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	01/09/2017	32,600	15	5
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	200	20	26
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	200	20	13
RBC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	3,700	43	31

							$268	$180

*	The underlying security has a forward starting effective date.

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor *	1.600%	3-Month USD-LIBOR	12/06/2019	$3,800	$53	$49
NGF	Call - OTC 2-Year Interest Rate Floor *	1.600	3-Month USD-LIBOR	12/06/2019	3,900	54	50

						$107	$99

Total Purchased Options						$375	$279

*	The underlying security has a forward starting effective date.

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC CDX.IG-27 5-Year Index	Buy	0.700%	12/21/2016		$900	$(1)	$(1)
	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.625	11/16/2016	EUR	800	(1)	(1)
JPM	Put - OTC iTraxx Europe 25 5-Year Index	Sell	0.900	11/16/2016		800	(1)	0

							$(3)	$(2)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC GBP versus USD		$1.370	11/04/2016	GBP	400	$(3)	$1
GLM	Put - OTC USD versus MXN	MXN	19.000	10/27/2016		$140	(1)	(1)
	Put - OTC USD versus MXN		18.750	11/01/2016		160	(1)	(1)
JPM	Call - OTC EUR versus USD		$1.150	11/16/2016	EUR	163	(2)	(1)
SCX	Put - OTC EUR versus USD		1.085	11/03/2016		190	(1)	0
	Put - OTC EUR versus USD		1.090	11/16/2016		250	(2)	(1)
SOG	Put - OTC EUR versus USD		1.100	11/16/2016		170	(1)	(1)

							$(11)	$(4)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	300	$(14)	$(2)
JPM	Cap - OTC YOY CPURNSA	233.707	Maximum of [(3 + 0.000%) - (Final Index/Initial Index)] or 0	04/10/2020		$3,900	(10)	19
	Floor - OTC YOY CPURNSA	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020		3,900	(10)	4
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		1,100	(13)	(9)

							$(47)	$12

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	10/23/2018	$3,500	$(49)	$(19)
FBF	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.400	12/05/2016	1,800	(14)	(50)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	10/07/2016	800	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.550	10/07/2016	800	(3)	(1)

							$(68)	$(70)

*	The underlying security has a forward starting effective date.

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor *	0.943%	3-Month USD-LIBOR	12/06/2019	$7,600	$(53)	$(37)
NGF	Call - OTC 2-Year Interest Rate Floor *	0.943	3-Month USD-LIBOR	12/06/2019	7,800	(54)	(38)

						$(107)	$(75)

Total Written Options						$(236)	$(139)

*	The underlying security has a forward starting effective date.

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	Mexico Government International Bond	1.000%	06/20/2021	1.520%	$600	$(15)	$1	$0	$(14)
BRC	Mexico Government International Bond	1.000	06/20/2021	1.520	200	(5)	0	0	(5)
DUB	Colombia Government International Bond	1.000	06/20/2021	1.511	400	(10)	1	0	(9)
FBF	Mexico Government International Bond	1.000	06/20/2021	1.520	1,100	(29)	4	0	(25)

						$(59)	$6	$0	$(53)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
DUB	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	$800	$(25)	$12	$0	$(13)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	400	(30)	20	0	(10)
GST	CMBX.NA.AAA.7 Index	0.500	01/17/2047	400	(20)	14	0	(6)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	1,700	(101)	39	0	(62)
UAG	CMBX.NA.AAA.9 Index	0.500	09/17/2058	100	(9)	5	0	(4)

					$(185)	$90	$0	$(95)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	3-Month EUR-EXT-CPI	1.018%	11/15/2020	EUR	4,250	$0	$(79)	$0	$(79)
Pay		3-Month USD-CPURNSA	1.500	01/15/2017		$400	0	0	0	0
Pay		3-Month USD-CPURNSA	1.540	01/15/2017		1,700	0	0	0	0
Pay		3-Month USD-CPURNSA	2.000	04/15/2017		1,200	0	(2)	0	(2)
Receive		3-Month USD-CPURNSA	1.010	10/16/2017		100	0	1	1	0
Receive		3-Month USD-CPURNSA *	1.565	06/07/2018		100	0	0	0	0
BPS	Pay	3-Month EUR-FRCPI	1.140	08/15/2026	EUR	500	0	(2)	0	(2)
CBK	Pay	1-Month GBP-UKRPI	3.190	04/15/2030	GBP	400	0	5	5	0
Pay		1-Month GBP-UKRPI	3.350	05/15/2030		300	0	16	16	0
Pay		1-Month GBP-UKRPI	3.140	04/15/2031		900	0	(40)	0	(40)
Pay		1-Month GBP-UKRPI	3.100	06/15/2031		500	11	(44)	0	(33)
Pay		3-Month EUR-EXT-CPI	0.830	05/15/2018	EUR	1,100	0	(5)	0	(5)
Receive		3-Month EUR-EXT-CPI	0.875	05/15/2021		800	0	4	4	0
Pay		3-Month EUR-EXT-CPI	1.178	05/15/2026		200	0	1	1	0
DUB	Pay	1-Month GBP-UKRPI	3.100	06/15/2031	GBP	400	0	(27)	0	(27)
Receive		3-Month EUR-EXT-CPI	0.650	10/15/2018	EUR	1,400	2	(7)	0	(5)
FBF	Pay	1-Month GBP-UKRPI	3.353	05/15/2030	GBP	100	0	5	5	0
Pay		1-Month GBP-UKRPI	3.335	04/15/2035		300	0	11	11	0
GLM	Pay	1-Month GBP-UKRPI	3.320	05/15/2030		240	0	11	11	0
Receive		1-Month GBP-UKRPI	3.120	06/15/2046		30	0	5	5	0
Receive		3-Month EUR-EXT-CPI	0.650	09/15/2018	EUR	1,500	(3)	(4)	0	(7)
JPM	Pay	3-Month USD-CPURNSA	1.330	01/01/2017		$900	0	(1)	0	(1)
Pay		3-Month USD-CPURNSA	1.413	01/15/2017		500	0	(1)	0	(1)
Pay		3-Month USD-CPURNSA	1.550	01/15/2017		1,600	0	0	0	0
Pay		3-Month USD-CPURNSA	2.000	04/15/2017		100	0	0	0	0
Receive		3-Month USD-CPURNSA	1.000	07/26/2021		200	0	2	2	0
Receive		3-Month USD-CPURNSA	1.603	09/12/2021		150	0	1	1	0
Pay		3-Month USD-CPURNSA	1.000	07/26/2026		200	0	(3)	0	(3)
Pay		3-Month USD-CPURNSA	1.801	09/12/2026		150	0	(1)	0	(1)
Pay		3-Month USD-CPURNSA	1.780	09/15/2026		800	(1)	(6)	0	(7)
RYL	Pay	1-Month GBP-UKRPI	3.140	07/15/2031	GBP	300	0	(18)	0	(18)
UAG	Receive	3-Month EUR-EXT-CPI	0.610	09/15/2018	EUR	2,600	0	(8)	0	(8)
Pay		3-Month USD-CPURNSA	2.063	05/12/2025		$1,300	0	42	42	0

							$9	$(144)	$104	$(239)

Total Swap Agreements							$(235)	$(48)	$104	$(387)

*	This security has a forward starting effective date.

(i)	Securities with an aggregate market value of $1,001 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Australia
Sovereign Issues	$0	$1,785	$0	$1,785
Brazil
Sovereign Issues	0	1,996	0	1,996
Canada
Sovereign Issues	0	1,861	0	1,861
Chile
Sovereign Issues	0	4,209	0	4,209
Colombia
Sovereign Issues	0	4,323	0	4,323
Denmark
Sovereign Issues	0	1,179	0	1,179
France
Sovereign Issues	0	3,994	0	3,994
Germany
Sovereign Issues	0	1,369	0	1,369
Israel
Sovereign Issues	0	685	0	685
Italy
Sovereign Issues	0	4,860	0	4,860
Japan
Sovereign Issues	0	9,102	0	9,102
Mexico
Sovereign Issues	0	12,310	0	12,310
New Zealand
Sovereign Issues	0	1,510	0	1,510
South Africa
Sovereign Issues	0	5,872	0	5,872
South Korea
Sovereign Issues	0	2,004	0	2,004
Spain
Sovereign Issues	0	2,388	0	2,388
Sweden
Sovereign Issues	0	133	0	133
United Kingdom
Sovereign Issues	0	8,140	0	8,140
United States
U.S. Treasury Obligations	0	50,265	0	50,265
Short-Term Instruments
Certificates of Deposit	0	602	0	602
Repurchase Agreements	0	369	0	369
Short-Term Notes	0	100	0	100
Japan Treasury Bills	0	3,157	0	3,157

Total Investments	$0	$122,213	$0	$122,213

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	61	107	0	168
Over the counter	0	1,196	0	1,196
	$61	$1,303	$0	$1,364

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(6)	(2)	0	(8)
Over the counter	0	(2,401)	0	(2,401)

	$(6)	$(2,403)	$0	$(2,409)

Totals	$55	$121,113	$0	$121,168

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.6%
MUNICIPAL BONDS & NOTES 94.1%
ARIZONA 3.7%
Arizona Health Facilities Authority Revenue Bonds, Series 2015
0.880% due 01/01/2046	$2,500	$2,500
Arizona Water Infrastructure Finance Authority Revenue Bonds, Series 2009
4.250% due 10/01/2019	730	802
Arizona Water Infrastructure Finance Authority Revenue Bonds, Series 2012
5.000% due 10/01/2022	1,350	1,647
Arizona Water Infrastructure Finance Authority Revenue Bonds, Series 2014
5.000% due 10/01/2026	1,250	1,585
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2014
5.000% due 07/01/2027	2,500	3,147

		9,681

ARKANSAS 0.1%
University of Arkansas Revenue Bonds, Series 2012
5.000% due 05/01/2026	320	382
CALIFORNIA 7.1%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
1.540% due 04/01/2047	1,000	1,006
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,131
California State Department of Water Resources Power Supply Revenue Notes, Series 2010
5.000% due 05/01/2018	500	533
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	500	556
California State General Obligation Notes, Series 2009
5.000% due 07/01/2018	500	536
California State General Obligation Notes, Series 2010
5.000% due 11/01/2019	500	562
California State General Obligation Notes, Series 2013
5.000% due 09/01/2021	3,000	3,562
Los Angeles Unified School District, California Certificates of Participation Notes, Series 2010
5.000% due 12/01/2017	1,500	1,572
Los Angeles, California Wastewater System Revenue Bonds, Series 2015
5.000% due 06/01/2029	1,350	1,692
Orange County, California Airport Revenue Notes, Series 2009
4.000% due 07/01/2018	500	528
Regents of the University of California Medical Center Pooled Revenue Notes, Series 2010
5.000% due 05/15/2018	500	533
Sacramento Municipal Utility District, California Revenue Bonds, Series 2013
5.000% due 08/15/2029	1,000	1,233
San Francisco, California City & County Airports Commission Revenue Notes, Series 2010
5.000% due 05/01/2017	1,000	1,024
San Francisco, California City & County General Obligation Notes, Series 2011
5.000% due 06/15/2021	370	438
San Jose, California Hotel Tax Revenue Notes, Series 2011
5.000% due 05/01/2017	1,115	1,141
San Juan Unified School District, California General Obligation Bonds, (AGM Insured), Series 2001
0.000% due 08/01/2017 (c)	750	743
Southern California Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	575	657
University of California Revenue Bonds, Series 2009
5.000% due 05/15/2020	1,000	1,106

		18,553

COLORADO 1.9%
Board of Governors of Colorado State University System Revenue Bonds, Series 2015
5.000% due 03/01/2028	1,580	1,959
Colorado Health Facilities Authority Revenue Bonds, Series 2016
5.000% due 11/15/2036	2,250	2,865
Denver, Colorado Airport System City & County Revenue Bonds, (NPFGC Insured), Series 2006
4.000% due 11/15/2016	265	266

		5,090

CONNECTICUT 1.4%
Connecticut Special Tax State Revenue Bonds, Series 2016
5.000% due 09/01/2028	2,000	2,504
South Central Connecticut Regional Water Authority Revenue Bonds, Series 2016
5.000% due 08/01/2028	1,000	1,264

		3,768

DISTRICT OF COLUMBIA 1.4%
District of Columbia Revenue Bonds, Series 2010
5.000% due 12/01/2024	1,000	1,138
District of Columbia Revenue Bonds, Series 2015
5.000% due 07/15/2028	2,000	2,464

		3,602

FLORIDA 3.9%
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,000	1,195
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2011
5.000% due 06/01/2019	1,000	1,103
Florida Municipal Power Agency Revenue Notes, Series 2016
5.000% due 10/01/2024	1,000	1,249
Jacksonville, Florida Revenue Notes, Series 2012
5.000% due 10/01/2021	1,000	1,178
JEA Water & Sewer System, Florida Revenue Bonds, Series 2012
5.000% due 10/01/2025	1,500	1,752
Miami-Dade County, Florida General Obligation Notes, Series 2011
3.000% due 07/01/2017	1,375	1,397
Orlando Utilities Commission, Florida Revenue Notes, Series 2010
5.000% due 10/01/2017	250	260
Palm Beach County, Florida Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,300	1,567
Tampa, Florida Revenue Bonds, Series 2016
5.000% due 11/15/2028	350	436

		10,137

GEORGIA 1.4%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2012
5.000% due 01/01/2025	500	594
Floyd County, Georgia Development Authority Revenue Bonds, Series 2010
2.350% due 07/01/2022	2,000	2,050
Marietta, Georgia General Obligation Notes, Series 2009
5.000% due 02/01/2018	250	264
Municipal Electric Authority of Georgia Revenue Notes, Series 2010
4.000% due 01/01/2018	350	363
Municipal Electric Authority of Georgia Revenue Notes, Series 2011
5.000% due 01/01/2020	250	281

		3,552

GUAM 0.3%
Guam Government Waterworks Authority Revenue Notes, Series 2014
5.000% due 07/01/2023	770	912

HAWAII 1.0%
Honolulu, Hawaii City & County General Obligation Bonds, Series 2015
5.000% due 10/01/2030	2,000	2,519

ILLINOIS 10.0%
Chicago Midway International Airport, Illinois Revenue Bonds, Series 2014
5.000% due 01/01/2035	6,500	7,532
Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2015
5.000% due 01/01/2027	1,000	1,220
Chicago, Illinois General Obligation Bonds, Series 2002
5.000% due 01/01/2018	1,200	1,228
Chicago, Illinois General Obligation Bonds, Series 2015
5.000% due 01/01/2026	2,000	2,155
5.250% due 01/01/2027	4,000	4,354
Chicago, Illinois Wastewater Transmission Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 01/01/2017	1,000	1,010
5.500% due 01/01/2018	1,000	1,053
Chicago, Illinois Waterworks Revenue Bonds, Series 2004
5.000% due 11/01/2027	750	906
Chicago, Illinois Waterworks Revenue Notes, Series 2012
5.000% due 11/01/2020	1,000	1,126
Illinois Finance Authority Revenue Notes, Series 2016
5.000% due 02/15/2024	1,500	1,749
Illinois State General Obligation Bonds, Series 2014
5.000% due 02/01/2025	2,775	3,139
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
5.125% due 06/01/2019	500	553

		26,025

INDIANA 1.0%
Indiana Finance Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 12/01/2017	300	302
Indiana Finance Authority Revenue Notes, Series 2010
4.000% due 11/01/2016	500	501
5.000% due 02/01/2018	500	526
Indiana University Revenue Notes, Series 2012
5.000% due 06/01/2021	1,000	1,178

		2,507

IOWA 0.2%
Iowa Higher Education Loan Authority Revenue Notes, Series 2010
4.000% due 12/01/2016	500	503

KANSAS 0.2%
Kansas Development Finance Authority Revenue Notes, Series 2010
5.000% due 11/01/2017	500	522

LOUISIANA 0.8%
Louisiana Public Facilities Authority Revenue Bonds, Series 2016
3.375% due 09/01/2028	2,000	2,078

MARYLAND 0.0%
Baltimore, Maryland Revenue Bonds, Series 2011
5.000% due 07/01/2021	60	70

MASSACHUSETTS 2.9%
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2006
5.500% due 07/01/2017	500	517
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 12/01/2030	1,000	1,245
Massachusetts Development Finance Agency Revenue Notes, Series 2010
4.000% due 10/01/2016	850	850
Massachusetts Development Finance Agency Revenue Notes, Series 2012
5.000% due 10/01/2016	600	600
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2022	1,175	1,431
Massachusetts State College Building Authority Revenue Bonds, Series 2012
5.000% due 05/01/2026	2,000	2,416
Taunton, Massachusetts General Obligation Notes, Series 2009
5.000% due 12/01/2018	510	554

		7,613

MICHIGAN 2.1%
Michigan Finance Authority Revenue Bonds, Series 2015
5.000% due 07/01/2030	1,200	1,423
Michigan Finance Authority Revenue Notes, Series 2015
5.000% due 07/01/2021	1,000	1,151
Michigan Finance Authority Revenue Notes, Series 2016
5.000% due 04/01/2023	2,500	2,959

		5,533

MINNESOTA 1.0%
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2016
5.000% due 01/01/2029 (a)	1,250	1,588
Rochester, Minnesota Revenue Bonds, Series 2011
4.000% due 11/15/2030	1,000	1,062

		2,650

MISSOURI 1.0%
Missouri Development Finance Board Revenue Notes, Series 2012
5.000% due 12/01/2020	1,335	1,525
Missouri State Health & Educational Facilities Authority Revenue Notes, Series 2010
5.000% due 11/15/2017	1,000	1,045

		2,570

NEVADA 0.7%
Las Vegas Valley Water District, Nevada General Obligation Bonds, Series 2015
5.000% due 06/01/2034	1,500	1,826

NEW HAMPSHIRE 0.5%
Merrimack County, New Hampshire General Obligation Bonds, Series 2012
5.000% due 12/01/2022	1,115	1,357

NEW JERSEY 4.0%
New Jersey Economic Development Authority Revenue Bonds, Series 2012
5.000% due 06/15/2023	1,000	1,137
New Jersey Economic Development Authority Revenue Notes, Series 2011
5.000% due 09/01/2018	2,000	2,144
New Jersey Educational Facilities Authority Revenue Bonds, Series 2016
5.000% due 07/01/2027	1,560	1,950
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 07/01/2023	1,000	1,198
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.250% due 06/15/2024	2,500	2,868
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015
5.000% due 06/15/2022	1,000	1,142

		10,439

NEW MEXICO 0.2%
New Mexico State Severance Tax Permanent Fund Revenue Notes, Series 2010
5.000% due 07/01/2017	500	515

NEW YORK 15.6%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2016
5.000% due 07/15/2028	2,250	2,815
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2012
5.000% due 05/01/2022	1,000	1,207
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
5.000% due 11/15/2019	500	561
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014
5.000% due 11/15/2029	3,000	3,711
Nassau County, New York General Obligation Notes, Series 2016
5.000% due 01/01/2026	1,250	1,571
New York City, New York General Obligation Notes, Series 2011
5.000% due 08/01/2017	980	1,013
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2014
5.000% due 08/01/2031	5,000	6,270
New York City, New York Water & Sewer System Revenue Notes, Series 2009
5.000% due 06/15/2017	895	921
New York Convention Center Development Corp. Revenue Bonds, Series 2015
5.000% due 11/15/2027	2,000	2,535
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 05/01/2022	2,000	2,332
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2025	405	496
New York State Dormitory Authority Revenue Bonds, Series 2016
5.000% due 07/01/2028	400	504
5.000% due 07/01/2029	425	531
New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 07/01/2017	2,000	2,062
New York State Dormitory Authority Revenue Notes, Series 2011
4.000% due 07/01/2018	815	859
New York State Dormitory Authority Revenue Notes, Series 2012
5.000% due 12/15/2019	1,450	1,634
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	2,000	2,201
New York State Urban Development Corp. Revenue Notes, Series 2010
5.000% due 03/15/2018	500	530
New York State Urban Development Corp. Revenue Notes, Series 2016
5.000% due 03/15/2024	1,000	1,252
Syracuse Industrial Development Agency, New York Revenue Notes, Series 2010
4.000% due 05/01/2017	500	509
Tompkins County, New York Development Corp. Revenue Notes, Series 2013
5.000% due 07/01/2019	1,090	1,170
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2025	2,000	2,443
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2027	2,075	2,577
5.000% due 11/15/2028	825	1,020

		40,724

NORTH CAROLINA 2.2%
Mecklenburg County, North Carolina Certificates of Participation Notes, Series 2009
5.000% due 02/01/2019	300	327
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,665	1,988
5.000% due 10/01/2027	1,100	1,299

North Carolina State Revenue Bonds, Series 2011
5.000% due 11/01/2022	1,500	1,784
University of North Carolina at Greensboro Revenue Bonds, Series 2014
5.000% due 04/01/2026	250	306

		5,704

OHIO 6.5%
American Municipal Power, Inc., Ohio Revenue Notes, Series 2009
5.000% due 02/15/2017	500	507
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2022	800	954
Cleveland Department of Public Utilities Division of Water, Ohio Revenue Bonds, Series 2012
5.000% due 01/01/2026	1,000	1,189
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014
5.000% due 12/01/2025	3,000	3,660
Kent State University, Ohio Revenue Bonds, Series 2016
5.000% due 05/01/2028	1,000	1,257
Kent State University, Ohio Revenue Notes, Series 2012
5.000% due 05/01/2017	640	655
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2008
0.900% due 01/01/2043	1,200	1,200
Ohio State General Obligation Bonds, Series 2011
5.000% due 08/01/2022	3,000	3,639
Ohio State General Obligation Notes, Series 2012
5.000% due 09/15/2020	1,000	1,154
Ohio State Turnpike Commission Revenue Bonds, (NPFGC Insured), Series 1998
5.500% due 02/15/2017	225	229
Ohio State Water Development Authority Revenue Notes, Series 2011
5.000% due 06/01/2017	1,005	1,033
University of Cincinnati, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2024	1,250	1,489

		16,966

OREGON 0.2%
Oregon State Facilities Authority Revenue Notes, Series 2010
5.000% due 10/01/2017	500	519

PENNSYLVANIA 6.0%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2012
5.000% due 03/01/2024	500	592
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2010
5.000% due 05/15/2017	500	512
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2012
5.000% due 01/01/2023	900	1,053
Lehigh County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2016
0.900% due 02/15/2027	1,000	998
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 1994
2.550% due 06/01/2029	1,500	1,532
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.250% due 06/15/2023	2,500	2,934
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 08/15/2029	340	416
5.000% due 08/15/2031	300	364
5.000% due 08/15/2033	1,000	1,205
Pennsylvania Turnpike Commission Revenue Notes, Series 2014
1.720% due 12/01/2020	4,500	4,488
Philadelphia Gas Works, Co., Pennsylvania Revenue Bonds, Series 2015
5.000% due 08/01/2027	750	925
Southeastern Pennsylvania Transportation Authority Revenue Notes, Series 2010
5.000% due 03/01/2018	500	528

		15,547

PUERTO RICO 0.4%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
0.953% due 07/01/2029	1,280	941

RHODE ISLAND 3.2%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2035	7,500	8,369

SOUTH DAKOTA 0.8%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2014
5.000% due 11/01/2027	925	1,115

South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 11/01/2028	900	1,089

		2,204

TENNESSEE 2.6%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2021	870	995
5.000% due 02/01/2027	3,000	3,719
5.250% due 09/01/2026	1,595	2,014

		6,728

TEXAS 6.1%
Barbers Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012
4.000% due 02/15/2023	1,225	1,383
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,000	1,227
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2014
1.420% due 12/01/2042	4,500	4,491
5.000% due 12/01/2025	500	623
Lower Neches Valley Authority Industrial Development Corp., Texas Revenue Bonds, Series 2011
0.820% due 11/01/2051	2,000	2,000
North Central Texas Health Facility Development Corp. Revenue Notes, Series 2012
5.000% due 08/15/2020	1,000	1,145
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2010
1.200% due 08/01/2040	940	941
Pflugerville Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012
5.000% due 02/15/2024	1,165	1,395
San Antonio Public Facilities Corp., Texas Revenue Bonds, Series 2012
5.000% due 09/15/2025	1,000	1,193
Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2008
5.625% due 12/15/2017	995	1,026
University of Texas System Revenue Bonds, Series 2010
5.000% due 08/15/2022	500	608

		16,032

UTAH 0.6%
Murray, Utah Revenue Bonds, Series 2003
0.810% due 05/15/2036	1,600	1,600

VIRGINIA 0.9%
Louisa Industrial Development Authority, Virginia Revenue Bonds, Series 2008
2.150% due 11/01/2035	2,250	2,318

WASHINGTON 1.7%
Pierce County, Washington School District No. 10 Tacoma General Obligation Bonds, Series 2012
5.000% due 12/01/2024	1,000	1,269
Seattle, Washington Solid Waste Revenue Notes, Series 2014
5.000% due 05/01/2024	545	685
Washington State Revenue Bonds, Series 2012
5.000% due 09/01/2023	2,000	2,394

		4,348

WISCONSIN 0.5%
Wisconsin State Clean Water Fund Leveraged Loan Portfolio Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,000	1,237

Total Municipal Bonds & Notes (Cost $233,422)		245,641

SHORT-TERM INSTRUMENTS 5.5%
REPURCHASE AGREEMENTS (d) 0.2%		585

U.S. TREASURY BILLS 5.3%
0.493% due 03/02/2017 - 03/16/2017 (b)(c)	13,900	13,876

Total Short-Term Instruments (Cost $14,455)		14,461

Total Investments in Securities (Cost $247,877)		260,102

Total Investments 99.6% (Cost $247,877)		$260,102
Other Assets and Liabilities, net 0.4%		946

Net Assets 100.0%		$261,048

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$585	U.S. Treasury Notes 1.625% due 04/30/2019 (2)	$(601)	$585	$585

Total Repurchase Agreements						$(601)	$585	$585

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$9,681	$0	$9,681
Arkansas	0	382	0	382
California	0	18,553	0	18,553
Colorado	0	5,090	0	5,090
Connecticut	0	3,768	0	3,768
District of Columbia	0	3,602	0	3,602
Florida	0	10,137	0	10,137
Georgia	0	3,552	0	3,552
Guam	0	912	0	912
Hawaii	0	2,519	0	2,519
Illinois	0	26,025	0	26,025
Indiana	0	2,507	0	2,507
Iowa	0	503	0	503
Kansas	0	522	0	522
Louisiana	0	2,078	0	2,078
Maryland	0	70	0	70
Massachusetts	0	7,613	0	7,613
Michigan	0	5,533	0	5,533
Minnesota	0	2,650	0	2,650
Missouri	0	2,570	0	2,570
Nevada	0	1,826	0	1,826
New Hampshire	0	1,357	0	1,357
New Jersey	0	10,439	0	10,439
New Mexico	0	515	0	515
New York	0	40,724	0	40,724
North Carolina	0	5,704	0	5,704
Ohio	0	16,966	0	16,966
Oregon	0	519	0	519
Pennsylvania	0	15,547	0	15,547
Puerto Rico	0	941	0	941
Rhode Island	0	8,369	0	8,369
South Dakota	0	2,204	0	2,204
Tennessee	0	6,728	0	6,728
Texas	0	16,032	0	16,032
Utah	0	1,600	0	1,600
Virginia	0	2,318	0	2,318
Washington	0	4,348	0	4,348
Wisconsin	0	1,237	0	1,237
Short-Term Instruments
Repurchase Agreements	0	585	0	585
U.S. Treasury Bills	0	13,876	0	13,876

Total Investments	$0	$260,102	$0	$260,102

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Active Exchange-Traded Fund

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 117.8%
BANK LOAN OBLIGATIONS 1.1%
Community Health Systems, Inc.
4.083% due 12/31/2018	$438	$436
FCA U.S. LLC
3.500% due 05/24/2017	406	407

Total Bank Loan Obligations (Cost $844)		843

CORPORATE BONDS & NOTES 60.0%
BANKING & FINANCE 30.0%
Ally Financial, Inc.
3.600% due 05/21/2018	500	509
American Express Credit Corp.
1.906% due 09/14/2020	500	508
American Tower Corp.
2.250% due 01/15/2022	600	600
Aviation Capital Group Corp.
4.625% due 01/31/2018	500	519
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.750% due 01/18/2017	600	606
Bank of America Corp.
6.875% due 04/25/2018 (f)	1,000	1,079
Banque Federative du Credit Mutuel S.A.
2.000% due 04/12/2019	200	201
Barclays Bank PLC
6.050% due 12/04/2017	700	732
Bear Stearns Cos. LLC
6.400% due 10/02/2017	900	943
BGC Partners, Inc.
5.125% due 05/27/2021	250	262
BOC Aviation Ltd.
2.875% due 10/10/2017	215	217
Cantor Fitzgerald LP
6.500% due 06/17/2022	400	423
CIT Group, Inc.
4.250% due 08/15/2017	700	714
Commerzbank Finance & Covered Bond S.A.
0.477% due 03/20/2017	100	99
Cooperatieve Rabobank UA
8.400% due 06/29/2017 (d)	400	417
Credit Suisse Group Funding Guernsey Ltd.
2.969% due 04/16/2021	800	828
General Motors Financial Co., Inc.
3.250% due 05/15/2018	250	255
4.750% due 08/15/2017	1,000	1,027
Goldman Sachs Group, Inc.
2.075% due 04/23/2021 (f)	1,000	1,012
2.429% due 11/29/2023	300	305
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020	300	348
Hartford Financial Services Group, Inc.
5.500% due 03/30/2020	500	558
HBOS PLC
1.535% due 09/06/2017	1,000	998
HSBC Holdings PLC
2.485% due 05/25/2021	600	612
3.600% due 05/25/2023	200	207
International Lease Finance Corp.
8.750% due 03/15/2017	800	824
Intesa Sanpaolo SpA
2.375% due 01/13/2017	700	701
LeasePlan Corp. NV
2.500% due 05/16/2018	700	701
Mitsubishi UFJ Lease & Finance Co. Ltd.
1.490% due 07/23/2019	500	501
Mizuho Financial Group, Inc.
2.147% due 04/12/2021	400	406
Navient Corp.
5.500% due 01/15/2019	200	203
6.625% due 07/26/2021	200	202
8.000% due 03/25/2020	200	215
Piper Jaffray Cos.
3.838% due 05/31/2017	250	250
Reliance Standard Life Global Funding
2.150% due 10/15/2018	300	303

Royal Bank of Scotland PLC
9.500% due 03/16/2022	300	310
Santander UK Group Holdings PLC
2.875% due 08/05/2021	800	800
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021	600	602
Springleaf Finance Corp.
8.250% due 12/15/2020	250	275
Synchrony Financial
1.875% due 08/15/2017	800	802
1.989% due 02/03/2020	250	245
WEA Finance LLC
2.700% due 09/17/2019	225	231
Welltower, Inc.
2.250% due 03/15/2018	300	303
Weyerhaeuser Co.
7.375% due 10/01/2019	200	230

		22,083

INDUSTRIALS 23.8%
AbbVie, Inc.
2.850% due 05/14/2023	600	610
Air Liquide Finance S.A.
1.750% due 09/27/2021	400	400
AP Moeller - Maersk A/S
2.875% due 09/28/2020	400	408
Asciano Finance Ltd.
5.000% due 04/07/2018	100	103
Charter Communications Operating LLC
4.464% due 07/23/2022	300	324
Continental Airlines Pass-Through Trust
7.250% due 05/10/2021	519	594
Crown Castle Towers LLC
3.222% due 05/15/2042	800	826
DISH DBS Corp.
4.250% due 04/01/2018	200	205
Enbridge, Inc.
1.289% due 06/02/2017	300	299
Fidelity National Information Services, Inc.
2.850% due 10/15/2018	200	205
Forest Laboratories LLC
4.375% due 02/01/2019	750	790
General Electric Co.
6.375% due 11/15/2067	100	104
Georgia-Pacific LLC
2.539% due 11/15/2019	400	409
Glencore Finance Canada Ltd.
3.600% due 01/15/2017	500	501
Heathrow Funding Ltd.
4.875% due 07/15/2023 (f)	950	1,039
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017	300	302
2.850% due 10/05/2018	300	306
Humana, Inc.
2.625% due 10/01/2019	500	513
KLA-Tencor Corp.
3.375% due 11/01/2019	100	104
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	145	142
MGM Resorts International
8.625% due 02/01/2019	300	340
Nabors Industries, Inc.
6.150% due 02/15/2018	500	521
Pioneer Natural Resources Co.
6.875% due 05/01/2018	700	752
Regency Energy Partners LP
5.750% due 09/01/2020	200	217
Reynolds American, Inc.
4.000% due 06/12/2022 (f)	500	544
S&P Global, Inc.
2.500% due 08/15/2018	300	305
Scripps Networks Interactive, Inc.
3.500% due 06/15/2022	500	523
Shire Acquisitions Investments Ireland DAC
2.875% due 09/23/2023	300	302
SK Broadband Co. Ltd.
2.875% due 10/29/2018	250	255
Sky PLC
2.625% due 09/16/2019	500	509
9.500% due 11/15/2018	500	580
Southern Co.
2.950% due 07/01/2023	300	311
Time Warner Cable LLC
5.850% due 05/01/2017	500	513

USG Corp.
9.500% due 01/15/2018		595	649
Volkswagen International Finance NV
1.241% due 11/18/2016 (f)		1,000	1,000
Western Gas Partners LP
2.600% due 08/15/2018		400	400
WestJet Airlines Ltd.
3.500% due 06/16/2021		250	256
Woodside Finance Ltd.
3.650% due 03/05/2025		100	101
3.700% due 09/15/2026		200	202
4.600% due 05/10/2021		200	214
Wynn Las Vegas LLC
5.500% due 03/01/2025		100	101
ZF North America Capital, Inc.
4.000% due 04/29/2020		700	745

			17,524

UTILITIES 6.2%
BG Energy Capital PLC
6.500% due 11/30/2072		500	523
BP Capital Markets PLC
1.724% due 09/16/2021 (f)		1,000	1,006
E.ON International Finance BV
5.800% due 04/30/2018		300	319
FirstEnergy Corp.
2.750% due 03/15/2018		1,000	1,012
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018 (f)		1,000	1,049
Telecom Italia Capital S.A.
6.999% due 06/04/2018		600	650

			4,559

Total Corporate Bonds & Notes (Cost $43,665)			44,166

MUNICIPAL BONDS & NOTES 1.4%
CALIFORNIA 0.7%
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019		500	512

KANSAS 0.7%
Kansas Development Finance Authority Revenue Notes, Series 2015
2.258% due 04/15/2019		500	510

Total Municipal Bonds & Notes (Cost $1,000)			1,022

U.S. TREASURY OBLIGATIONS 27.0%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2018		2,290	2,316
0.125% due 04/15/2020 (f)		3,597	3,669
U.S. Treasury Notes
0.750% due 07/31/2018 (f)		8,300	8,299
1.000% due 12/31/2017		5,600	5,620

Total U.S. Treasury Obligations (Cost $19,841)			19,904

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.6%
BCAP LLC Trust
0.684% due 03/26/2037		51	50
Bear Stearns Adjustable Rate Mortgage Trust
2.619% due 02/25/2033		3	3
Bear Stearns Commercial Mortgage Securities Trust
5.317% due 02/11/2044		319	321
Citigroup Mortgage Loan Trust, Inc.
2.992% due 11/25/2038		39	39
Credit Suisse Mortgage Capital Certificates
3.089% due 09/27/2036		17	17
Eurosail PLC
0.679% due 06/13/2045	GBP	139	179
First Horizon Mortgage Pass-Through Trust
2.988% due 09/25/2033		$73	74
GSR Mortgage Loan Trust
3.007% due 09/25/2035		59	61
3.309% due 08/25/2033		626	624
JPMorgan Resecuritization Trust
2.575% due 07/27/2037		82	82
LB Commercial Mortgage Trust
6.069% due 07/15/2044		355	362
MASTR Adjustable Rate Mortgages Trust
2.970% due 04/21/2034		110	112

Morgan Stanley Capital Trust
5.665% due 04/15/2049		379	385
5.692% due 04/15/2049		255	258
Residential Accredit Loans, Inc. Trust
0.965% due 06/25/2034		127	124
Royal Bank of Scotland Capital Funding Trust
6.103% due 06/16/2049		281	283
Sequoia Mortgage Trust
1.192% due 06/20/2033		9	8
1.232% due 11/22/2024		17	17
Structured Asset Mortgage Investments Trust
1.111% due 07/19/2034		15	15
1.191% due 09/19/2032		37	36
Thornburg Mortgage Securities Trust
2.526% due 04/25/2045		261	262
Wachovia Bank Commercial Mortgage Trust
0.705% due 06/15/2049		600	593
WaMu Mortgage Pass-Through Certificates Trust
0.834% due 01/25/2045		40	39
0.924% due 06/25/2044		965	904
2.821% due 06/25/2033		7	7
Wells Fargo Mortgage-Backed Securities Trust
2.938% due 06/25/2035		7	7

Total Non-Agency Mortgage-Backed Securities (Cost $4,892)			4,862

ASSET-BACKED SECURITIES 10.4%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.284% due 09/25/2033		56	52
Atlas Senior Loan Fund Ltd.
2.055% due 01/30/2024		500	500
Bear Stearns Asset-Backed Securities Trust
1.325% due 10/27/2032		48	45
Cavalry CLO Ltd.
2.049% due 01/16/2024		855	855
Cent CLO Ltd.
2.082% due 10/29/2025		300	300
COA Summit CLO Ltd.
2.046% due 04/20/2023		167	167
Colony Starwood Homes Trust
2.031% due 07/17/2033		200	202
Cordatus CLO PLC
0.049% due 01/30/2024	EUR	345	387
Credit Suisse First Boston Mortgage Securities Corp.
2.775% due 10/25/2032		$27	27
Drug Royalty LP
3.530% due 07/15/2023		193	195
Duchess CLO BV
0.000% due 02/28/2023	EUR	32	36
Eagle Ltd.
2.570% due 12/15/2039		$141	139
First Franklin Mortgage Loan Trust
1.275% due 11/25/2034		364	356
Highbridge Loan Management Ltd.
1.436% due 09/20/2022		338	339
Jubilee CDO BV
0.023% due 07/30/2024	EUR	379	425
KVK CLO Ltd.
2.050% due 07/15/2023		$744	745
Madison Park Funding Ltd.
2.107% due 08/15/2022		500	499
Malin CLO BV
0.000% due 05/07/2023	EUR	150	168
National Collegiate Student Loan Trust
0.765% due 11/27/2028		$121	120
Navient Private Education Loan Trust
1.724% due 12/15/2028		1,000	1,010
Navient Student Loan Trust
1.775% due 06/25/2065		99	99
Neuberger Berman CLO Ltd.
1.931% due 07/25/2023		500	500
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.275% due 03/25/2035		49	49
THL Credit Wind River CLO Ltd.
2.119% due 01/18/2026		300	300
Vericrest Opportunity Loan Trust
4.250% due 03/26/2046		176	178

Total Asset-Backed Securities (Cost $7,648)			7,693

SOVEREIGN ISSUES 6.7%
Deposit Insurance Corp. of Japan
0.100% due 10/07/2016	JPY	400,000	3,945

Korea Land & Housing Corp.
1.875% due 08/02/2017		$1,000	1,004

Total Sovereign Issues (Cost $4,991)			4,949

SHORT-TERM INSTRUMENTS 4.6%
COMMERCIAL PAPER 0.8%
Ford Motor Credit Co.
1.700% due 09/12/2017		600	591

REPURCHASE AGREEMENTS (e) 1.3%			938

SHORT-TERM NOTES 1.0%
Kansas City Southern
1.443% due 10/28/2016		700	700

JAPAN TREASURY BILLS 1.5%
(0.293)% due 10/31/2016 (a)(b)	JPY	110,000	1,085

Total Short-Term Instruments (Cost $3,273)			3,314

Total Investments in Securities (Cost $86,154)			86,753

Total Investments 117.8% (Cost $86,154)			$86,753
Financial Derivative Instruments (g)(h) 0.1% (Cost or Premiums, net $0)			37
Other Assets and Liabilities, net (17.9)%			(13,147)

Net Assets 100.0%			$73,643

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.500%	09/30/2016	10/03/2016	$802	U.S. Treasury Notes 1.125% due 08/31/2021	$(800)	$802	$802
SSB	0.010	09/30/2016	10/03/2016	136	U.S. Treasury Notes 1.625% due 04/30/2019 (2)	(144)	136	136

Total Repurchase Agreements						$(944)	$938	$938

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
GRE	0.800%	09/28/2016	10/28/2016	$(3,243)	$(3,244)
JPS	0.950	09/28/2016	10/03/2016	(3,204)	(3,204)
RDR	0.880	09/29/2016	10/13/2016	(2,872)	(2,872)
	0.890	09/28/2016	10/11/2016	(3,583)	(3,584)

Total Reverse Repurchase Agreements					$(12,904)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2016 was $(7,879) at a weighted average interest rate of 0.370%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Treasury Notes	1.125%	08/31/2021	$1,600	$(1,600)	$(1,599)

Total Short Sales				$(1,600)	$(1,599)

(f)	Securities with an aggregate market value of $13,178 have been pledged as collateral under the terms of master agreements as of September 30, 2016.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2019	101	$(74)	$11	$0
Australia Government 3-Year Bond December Futures	Long	12/2016	19	6	3	0
Australia Government 10-Year Bond December Futures	Long	12/2016	7	7	4	(1)

Total Futures Contracts				$(61)	$18	$(1)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-27 5-Year Index	(5.000)%	12/20/2021	$1,800	$(82)	$(4)	$0	$(10)
CDX.IG-26 5-Year Index	(1.000)	06/20/2021	9,500	(138)	(43)	0	(15)

				$(220)	$(47)	$0	$(25)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Pay	3-Month USD-LIBOR *	1.000%	06/21/2020	$51,000	$12	$9	$0	$(2)

Total Swap Agreements					$(208)	$(38)	$0	$(27)

*	This security has a forward starting effective date.

Cash of $400 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2016	CAD	1,804	$	1,397	$22	$0
CBK	10/2016	JPY	110,000		1,053	0	(33)
GLM	10/2016	$	2,666	EUR	2,378	6	0
	11/2016	EUR	2,378	$	2,669	0	(6)
JPM	10/2016	$	1,364	CAD	1,804	12	0
	11/2016	CAD	1,804	$	1,364	0	(11)
	11/2016	GBP	162		210	0	0
MSB	10/2016	EUR	2,378		2,690	18	0
NAB	10/2016	AUD	2,239		1,707	0	(7)
	10/2016	$	1,717	AUD	2,239	0	(4)
	11/2016	AUD	2,239	$	1,716	4	0
UAG	10/2016	JPY	400,000		3,987	41	0

Total Forward Foreign Currency Contracts						$103	$(61)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/22/2016	$3,200	$4	$3
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300	11/30/2016	2,700	16	9
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400	12/22/2016	3,400	12	10

							$32	$22

Total Purchased Options							$32	$22

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.350%	12/22/2016	$7,900	$(4)	$(3)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.480	11/30/2016	5,400	(17)	(6)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.570	12/22/2016	6,800	(11)	(8)

							$(32)	$(17)

Total Written Options							$(32)	$(17)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$843	$0	$843
Corporate Bonds & Notes
Banking & Finance	0	22,083	0	22,083
Industrials	0	17,524	0	17,524
Utilities	0	4,559	0	4,559
Municipal Bonds & Notes
California	0	512	0	512
Kansas	0	510	0	510
U.S. Treasury Obligations	0	19,904	0	19,904
Non-Agency Mortgage-Backed Securities	0	4,862	0	4,862
Asset-Backed Securities	0	7,693	0	7,693
Sovereign Issues	0	4,949	0	4,949
Short-Term Instruments
Commercial Paper	0	591	0	591
Repurchase Agreements	0	938	0	938
Short-Term Notes	0	700	0	700
Japan Treasury Bills	0	1,085	0	1,085

Total Investments	$0	$86,753	$0	$86,753

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(1,599)	$0	$(1,599)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	18	0	0	18
Over the counter	0	125	0	125
	$18	$125	$0	$143

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(27)	0	(28)
Over the counter	0	(78)	0	(78)

	$(1)	$(105)	$0	$(106)

Totals	$17	$85,174	$0	$85,191

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.1%
MUNICIPAL BONDS & NOTES 97.3%
ARIZONA 1.9%
Arizona Health Facilities Authority Revenue Notes, Series 2015
5.000% due 01/01/2021	$250	$289
Arizona Sports & Tourism Authority Revenue Notes, Series 2012
4.000% due 07/01/2017	1,000	1,020

		1,309

CALIFORNIA 2.9%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
1.540% due 04/01/2047	1,000	1,006
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
0.869% due 10/01/2047	750	747
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.000% due 01/15/2053	250	257

		2,010

COLORADO 1.7%
Regional Transportation District, Colorado Certificates of Participation Notes, Series 2015
5.000% due 06/01/2020	1,000	1,137

CONNECTICUT 3.6%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 1999
1.000% due 07/01/2033	1,000	1,001
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2015
1.306% due 07/01/2049	1,500	1,496

		2,497

FLORIDA 8.8%
Escambia County, Florida Revenue Bonds, Series 2003
1.150% due 06/01/2023	1,000	999
Florida Municipal Power Agency Revenue Notes, Series 2016
5.000% due 10/01/2020	250	286
Florida State General Obligation Notes, Series 2009
5.000% due 06/01/2019	625	692
Lakeland, Florida Department of Electric Utilities Revenue Notes, Series 2012
1.590% due 10/01/2017	3,000	3,002
Miami-Dade County, Florida Industrial Development Authority Revenue Bonds, Series 2006
1.500% due 10/01/2018	500	505
Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2008
5.250% due 10/01/2018	500	542

		6,026

GEORGIA 3.8%
Atlanta Department of Aviation, Georgia Revenue Notes, Series 2010
5.000% due 01/01/2018	500	526
Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.200% due 10/01/2032	1,000	1,018
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2007
5.000% due 03/15/2019	1,000	1,088

		2,632

ILLINOIS 7.4%
Chicago, Illinois General Obligation Bonds, Series 2003
5.000% due 01/01/2017	700	705
Chicago, Illinois General Obligation Bonds, Series 2012
5.000% due 01/01/2023	1,000	1,062
Chicago, Illinois Waterworks Revenue Notes, Series 2004
5.000% due 11/01/2021	225	258
Illinois Finance Authority Revenue Bonds, Series 2008
1.300% due 07/01/2042	380	381
Illinois Finance Authority Revenue Notes, Series 2015
5.000% due 11/15/2020	540	618
Illinois State General Obligation Notes, Series 2012
4.000% due 09/01/2020	750	796

Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
5.250% due 06/01/2020	1,115	1,273

		5,093

INDIANA 0.5%
Indiana Finance Authority Revenue Notes, Series 2016
5.000% due 12/01/2021	300	356

KENTUCKY 1.5%
Carroll County, Kentucky Revenue Bonds, Series 2016
1.050% due 09/01/2042	1,000	994

LOUISIANA 0.2%
Louisiana Public Facilities Authority Revenue Notes, Series 2015
3.000% due 05/15/2017	100	101

MICHIGAN 3.1%
Michigan Finance Authority Revenue Notes, Series 2015
5.000% due 07/01/2019	500	548
Michigan Finance Authority Revenue Notes, Series 2016
5.000% due 04/01/2021	500	571
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.500% due 11/15/2047	1,000	1,002

		2,121

MINNESOTA 2.0%
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Notes, Series 2016
5.000% due 01/01/2021 (a)	500	580
Northern Municipal Power Agency, Minnesota Revenue Notes, Series 2010
5.000% due 01/01/2019	750	816

		1,396

NEBRASKA 2.9%
Nebraska Public Power District Revenue Notes, Series 2012
5.000% due 01/01/2019	1,330	1,449
Nebraska Public Power District Revenue Notes, Series 2014
5.000% due 07/01/2020	500	571

		2,020

NEVADA 4.5%
Clark County, Nevada Revenue Bonds, Series 2010
1.875% due 06/01/2031	1,000	1,015
Clark Department of Aviation, Nevada Revenue Notes, Series 2014
5.000% due 07/01/2018	1,000	1,069
Humboldt County, Nevada Revenue Bonds, Series 2016
1.250% due 10/01/2029	1,000	997

		3,081

NEW MEXICO 3.7%
Farmington, New Mexico Revenue Bonds, Series 2016
1.875% due 04/01/2033	750	751
New Mexico Hospital Equipment Loan Council Revenue Notes, Series 2015
5.000% due 08/01/2019	600	665
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2014
5.000% due 11/01/2039	1,000	1,101

		2,517

NEW YORK 9.9%
Brooklyn Arena Local Development Corp., New York Revenue Notes, Series 2016
5.000% due 07/15/2020	500	569
Nassau County, New York General Obligation Notes, Series 2016
5.000% due 01/01/2020	1,000	1,120
New York State Dormitory Authority Revenue Notes, Series 2009
5.000% due 07/01/2018	1,000	1,071
New York State Dormitory Authority Revenue Notes, Series 2012
4.000% due 05/15/2017	450	459
New York State Dormitory Authority Revenue Notes, Series 2015
4.000% due 05/01/2020	700	768
New York State Dormitory Authority Revenue Notes, Series 2016
5.000% due 07/01/2020	530	605
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	1,000	1,100

New York State Urban Development Corp. Revenue Notes, Series 2016
5.000% due 03/15/2020	1,000	1,137

		6,829

NORTH CAROLINA 3.0%
North Carolina State Revenue Notes, Series 2013
5.000% due 05/01/2018	1,000	1,065
University of North Carolina at Chapel Hill Revenue Bonds, Series 2012
1.101% due 12/01/2041	1,000	1,002

		2,067

OHIO 4.4%
Cincinnati, Ohio Water System Revenue Notes, Series 2009
5.000% due 12/01/2017	1,000	1,048
Ohio Higher Educational Facility Commission Revenue Bonds, (NPFGC Insured), Series 2006
5.250% due 12/01/2019	750	840
University of Cincinnati, Ohio Revenue Notes, (AGC Insured), Series 2009
5.000% due 06/01/2019	1,000	1,104

		2,992

OKLAHOMA 0.6%
Grand River Dam Authority, Oklahoma Revenue Notes, (BHAC Insured), Series 2008
5.000% due 06/01/2017	420	432

OREGON 0.4%
Oregon Health & Science University Revenue Notes, Series 2012
5.000% due 07/01/2020	225	257

PENNSYLVANIA 12.1%
Lancaster County Hospital Authority, Pennsylvania Revenue Notes, Series 2016
4.000% due 08/15/2020	500	554
Lehigh County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2016
0.900% due 09/01/2029	1,000	998
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2002
2.550% due 12/01/2029	1,000	1,021
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
1.550% due 12/01/2033	1,500	1,511
Pennsylvania Turnpike Commission Revenue Notes, Series 2016
1.066% due 12/01/2018	2,500	2,494
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2015
5.000% due 08/01/2020	500	570
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2016
5.000% due 10/01/2021	500	587
5.000% due 10/01/2022	500	597

		8,332

TEXAS 9.6%
Austin, Texas Water & Wastewater System Revenue Notes, Series 2009
5.000% due 11/15/2017	250	262
Central Texas Regional Mobility Authority Revenue Notes, Series 2016
5.000% due 01/01/2022	500	588
Dallas/Fort Worth International Airport, Texas Revenue Notes, Series 2009
5.000% due 11/01/2017	1,000	1,044
Dallas/Fort Worth International Airport, Texas Revenue Notes, Series 2013
5.000% due 11/01/2018	500	542
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.870% due 12/01/2024	500	500
Houston Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012
1.700% due 06/01/2030	1,000	1,011
Lower Colorado River Authority, Texas Revenue Notes, Series 2013
5.000% due 05/15/2017	1,595	1,635
San Antonio, Texas Water System Revenue Bonds, Series 2013
1.520% due 05/01/2043	1,000	1,000

		6,582

UTAH 2.8%
Intermountain Power Agency, Utah Revenue Notes, Series 2013
5.000% due 07/01/2018	760	813
Intermountain Power Agency, Utah Revenue Notes, Series 2014
5.000% due 07/01/2018	500	534

Murray, Utah Revenue Bonds, Series 2003
0.810% due 05/15/2036	600	600

		1,947

VIRGINIA 3.3%
Louisa Industrial Development Authority, Virginia Revenue Bonds, Series 2008
2.150% due 11/01/2035	1,000	1,030
Virginia Public School Authority Revenue Notes, Series 2011
5.000% due 08/01/2018	1,140	1,225

		2,255

WASHINGTON 1.5%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2015
1.540% due 11/01/2045	1,000	1,000

WISCONSIN 1.2%
Wisconsin Department of Transportation Revenue Notes, Series 2013
4.000% due 07/01/2018	750	791

Total Municipal Bonds & Notes (Cost $66,360)		66,774

SHORT-TERM INSTRUMENTS 2.8%
REPURCHASE AGREEMENTS (d) 0.8%		550

U.S. TREASURY BILLS 2.0%
0.501% due 03/02/2017 - 03/16/2017 (b)(c)	1,400	1,398

Total Short-Term Instruments (Cost $1,947)		1,948

Total Investments in Securities (Cost $68,307)		68,722

Total Investments 100.1% (Cost $68,307)		$68,722
Other Assets and Liabilities, net (0.1)%		(50)

Net Assets 100.0%		$68,672

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$550	U.S. Treasury Notes 1.625% due 04/30/2019 (2)	$(565)	$550	$550

Total Repurchase Agreements						$(565)	$550	$550

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$1,309	$0	$1,309
California	0	2,010	0	2,010
Colorado	0	1,137	0	1,137
Connecticut	0	2,497	0	2,497
Florida	0	6,026	0	6,026
Georgia	0	2,632	0	2,632
Illinois	0	5,093	0	5,093
Indiana	0	356	0	356
Kentucky	0	994	0	994
Louisiana	0	101	0	101
Michigan	0	2,121	0	2,121
Minnesota	0	1,396	0	1,396
Nebraska	0	2,020	0	2,020
Nevada	0	3,081	0	3,081
New Mexico	0	2,517	0	2,517
New York	0	6,829	0	6,829
North Carolina	0	2,067	0	2,067
Ohio	0	2,992	0	2,992
Oklahoma	0	432	0	432
Oregon	0	257	0	257
Pennsylvania	0	8,332	0	8,332
Texas	0	6,582	0	6,582
Utah	0	1,947	0	1,947
Virginia	0	2,255	0	2,255
Washington	0	1,000	0	1,000
Wisconsin	0	791	0	791
Short-Term Instruments
Repurchase Agreements	0	550	0	550
U.S. Treasury Bills	0	1,398	0	1,398

Total Investments	$0	$68,722	$0	$68,722

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Active Exchange-Traded Fund

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 149.8%
CORPORATE BONDS & NOTES 31.1%
BANKING & FINANCE 22.5%
Allstate Life Global Funding Trusts
1.509% due 11/25/2016		$2,500	$2,494
Ally Financial, Inc.
2.750% due 01/30/2017		2,100	2,106
3.500% due 01/27/2019		10,000	10,113
American Tower Corp.
3.375% due 10/15/2026		3,300	3,354
Banca Monte dei Paschi di Siena SpA
5.000% due 02/09/2056	EUR	400	477
Banco Espirito Santo S.A.
2.625% due 05/08/2017 ^		1,100	290
4.750% due 01/15/2018 ^		2,500	660
Bank of America Corp.
2.600% due 01/15/2019		$12,800	13,066
3.300% due 01/11/2023		4,200	4,361
3.875% due 03/22/2017		3,600	3,642
5.700% due 01/24/2022		5,600	6,521
5.750% due 12/01/2017		5,400	5,659
6.400% due 08/28/2017		4,600	4,801
6.875% due 04/25/2018		12,400	13,377
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.450% due 09/08/2017		13,800	13,807
Barclays Bank PLC
7.625% due 11/21/2022		16,900	18,808
7.750% due 04/10/2023		5,400	5,663
14.000% due 06/15/2019 (g)	GBP	4,500	7,309
BPCE S.A.
4.625% due 07/11/2024		$7,000	7,161
5.150% due 07/21/2024		10,000	10,541
CIT Group, Inc.
4.250% due 08/15/2017		6,000	6,120
5.000% due 05/15/2017		13,300	13,566
Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019		5,200	6,085
Citigroup, Inc.
1.763% due 06/07/2019		3,500	3,521
2.050% due 06/07/2019		1,600	1,613
2.255% due 09/01/2023		4,800	4,827
Cooperatieve Rabobank UA
6.875% due 03/19/2020	EUR	4,200	5,584
Credit Agricole S.A.
8.125% due 09/19/2033		$11,200	12,124
Credit Suisse AG
6.500% due 08/08/2023		15,400	16,748
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		5,700	5,677
3.800% due 09/15/2022		4,200	4,297
Deutsche Bank AG
3.375% due 05/12/2021		13,100	12,829
Eksportfinans ASA
5.500% due 06/26/2017		1,000	1,026
Ford Motor Credit Co. LLC
1.500% due 01/17/2017		3,500	3,507
3.200% due 01/15/2021		700	719
6.625% due 08/15/2017		15,600	16,284
General Motors Financial Co., Inc.
3.200% due 07/13/2020		7,400	7,584
3.200% due 07/06/2021		4,100	4,155
6.750% due 06/01/2018		1,400	1,507
Goldman Sachs Group, Inc.
1.875% due 04/23/2020		6,500	6,544
6.150% due 04/01/2018		11,000	11,720
Hospitality Properties Trust
4.250% due 02/15/2021		2,200	2,349
ING Bank NV
1.584% due 08/17/2018		12,500	12,507
International Lease Finance Corp.
8.750% due 03/15/2017		8,700	8,960
Intesa Sanpaolo SpA
2.375% due 01/13/2017		10,000	10,015
3.875% due 01/16/2018		7,500	7,650

JPMorgan Chase & Co.
0.829% due 05/30/2017	GBP	6,200	8,028
2.295% due 08/15/2021		$5,600	5,616
2.322% due 03/01/2021		4,800	4,922
2.400% due 06/07/2021		7,200	7,287
2.550% due 10/29/2020		5,000	5,101
3.125% due 01/23/2025		6,800	6,961
6.300% due 04/23/2019		6,300	7,020
KBC Bank NV
8.000% due 01/25/2023		13,600	14,471
Lloyds Bank PLC
1.702% due 01/22/2019		7,000	7,035
12.000% due 12/16/2024 (g)		18,600	25,598
Mid-America Apartments LP
4.000% due 11/15/2025		7,500	7,987
Mizuho Bank Ltd.
1.307% due 09/25/2017		10,800	10,811
MMcapS Funding Ltd.
1.147% due 12/26/2039		936	683
Morgan Stanley
2.097% due 04/21/2021		1,800	1,836
2.450% due 02/01/2019		5,400	5,501
National Australia Bank Ltd.
2.250% due 03/16/2021		6,500	6,638
Navient Corp.
8.450% due 06/15/2018		2,800	3,017
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2017	DKK	46,900	7,149
Nykredit Realkredit A/S
1.000% due 10/01/2017		50,100	7,665
2.000% due 04/01/2017		171,400	26,160
Pacific Life Insurance Co.
9.250% due 06/15/2039		$5,000	7,819
Piper Jaffray Cos.
5.060% due 10/09/2018		2,000	2,030
Preferred Term Securities Ltd.
1.150% due 03/22/2037		3,420	2,428
Royal Bank of Canada
2.300% due 03/22/2021		6,500	6,683
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	4,200	5,128
Santander Holdings USA, Inc.
2.275% due 11/24/2017		$3,700	3,733
2.700% due 05/24/2019		5,000	5,065
SLM Student Loan Trust
0.929% due 12/15/2039	GBP	9,710	10,658
Springleaf Finance Corp.
8.250% due 12/15/2020		$5,500	6,050
Sumitomo Mitsui Financial Group, Inc.
2.514% due 03/09/2021		6,500	6,700
Synchrony Financial
2.192% due 11/09/2017		4,000	4,028
UBS AG
7.625% due 08/17/2022		13,950	16,287
UBS Group Funding Jersey Ltd.
3.000% due 04/15/2021		2,400	2,468
Wells Fargo & Co.
2.500% due 03/04/2021		2,000	2,029
2.550% due 12/07/2020		5,060	5,162

			577,482

INDUSTRIALS 6.3%
AbbVie, Inc.
2.900% due 11/06/2022		3,000	3,081
Apple, Inc.
2.850% due 05/06/2021		2,600	2,742
Canadian Natural Resources Ltd.
5.700% due 05/15/2017		5,200	5,322
Corp. Nacional del Cobre de Chile
4.500% due 09/16/2025 (i)		3,500	3,693
CVS Health Corp.
2.250% due 12/05/2018		1,600	1,630
Diamond Finance Corp.
3.480% due 06/01/2019		6,300	6,483
5.450% due 06/15/2023		4,000	4,290
Energy Transfer Partners LP
5.200% due 02/01/2022		2,875	3,120
Enterprise Products Operating LLC
6.300% due 09/15/2017		11,715	12,244
Experian Finance PLC
2.375% due 06/15/2017		5,679	5,707
Hampton Roads PPV LLC
6.621% due 06/15/2053		36,131	35,217
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	7,800	8,631

Kinder Morgan Energy Partners LP
3.500% due 03/01/2021		$1,800	1,861
4.150% due 02/01/2024		2,779	2,842
4.300% due 05/01/2024		1,500	1,554
6.850% due 02/15/2020		1,100	1,249
Kinder Morgan, Inc.
1.500% due 03/16/2022	EUR	2,300	2,643
Meccanica Holdings USA, Inc.
6.250% due 07/15/2019		$6,900	7,555
Mondelez International, Inc.
1.277% due 02/01/2019		1,825	1,825
2.250% due 02/01/2019		9,400	9,569
Petrofac Ltd.
3.400% due 10/10/2018		1,550	1,560
Regency Energy Partners LP
4.500% due 11/01/2023		5,000	5,043
5.000% due 10/01/2022		2,500	2,642
Sabine Pass Liquefaction LLC
5.625% due 03/01/2025		2,000	2,157
5.875% due 06/30/2026		3,800	4,144
SFR Group S.A.
7.375% due 05/01/2026		6,500	6,652
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		5,000	5,008
Western Gas Partners LP
3.950% due 06/01/2025		7,547	7,463
Williams Partners LP
4.125% due 11/15/2020		2,000	2,081
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		3,335	3,410

			161,418

UTILITIES 2.3%
AT&T, Inc.
1.515% due 03/11/2019		4,622	4,643
2.375% due 11/27/2018		9,302	9,482
3.600% due 02/17/2023		4,000	4,224
Duke Energy Corp.
3.050% due 08/15/2022		5,720	5,988
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018		1,680	1,762
Petrobras Global Finance BV
3.737% due 03/17/2020		2,600	2,548
4.875% due 03/17/2020		200	203
Plains All American Pipeline LP
3.650% due 06/01/2022		6,500	6,597
6.500% due 05/01/2018		2,130	2,271
PSEG Power LLC
3.000% due 06/15/2021		4,100	4,223
Verizon Communications, Inc.
2.606% due 09/14/2018		9,000	9,239
3.650% due 09/14/2018		7,425	7,753

			58,933

Total Corporate Bonds & Notes (Cost $792,836)			797,833

MUNICIPAL BONDS & NOTES 2.1%
CALIFORNIA 0.7%
California State General Obligation Bonds, (BABs), Series 2009
7.550% due 04/01/2039		4,500	7,211
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040		2,400	3,893
7.950% due 03/01/2036		3,600	4,316
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040		900	1,285

			16,705

FLORIDA 0.4%
Palm Beach County, Florida Revenue Bonds, Series 2013
5.250% due 11/01/2043		7,520	8,339
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2013
2.995% due 07/01/2020		2,265	2,383

			10,722

ILLINOIS 0.7%
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042		9,400	10,119

Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	6,800	7,664

		17,783

SOUTH DAKOTA 0.3%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013
3.539% due 06/01/2022	8,000	8,330

Total Municipal Bonds & Notes (Cost $49,909)		53,540

U.S. GOVERNMENT AGENCIES 43.9%
Fannie Mae
0.000% due 07/25/2031 - 02/25/2040 (b)(e)	656	612
0.712% due 08/25/2022 (a)	19,523	535
2.500% due 03/25/2033	2	2
2.752% due 09/01/2034	53	56
3.000% due 03/25/2033 - 04/25/2043	9	8
3.061% due 04/01/2036	33	35
3.500% due 06/25/2042 - 05/25/2043	617	690
4.000% due 07/01/2042 - 02/01/2046	795	844
4.500% due 11/25/2035 - 03/25/2041	196	221
5.000% due 02/01/2033 - 04/01/2038	613	663
5.475% due 09/25/2042 (a)	96,707	18,227
5.500% due 09/01/2026 - 08/01/2038	430	467
5.895% due 04/25/2040 (a)	200	27
6.000% due 05/25/2031 - 07/25/2037	114	130
6.265% due 05/25/2042	256	287
6.675% due 05/25/2036 (a)	3,206	542
19.353% due 01/25/2036	893	1,215
23.268% due 07/25/2023	21	32
Fannie Mae, TBA
3.000% due 11/01/2046 - 12/01/2046	216,000	224,060
3.500% due 10/01/2031 - 11/01/2046	252,000	265,812
4.000% due 10/01/2046 - 11/01/2046	278,450	298,909
4.500% due 11/01/2046	100,000	109,413
Freddie Mac
0.000% due 01/15/2033 - 07/15/2039 (b)(e)	1,666	1,576
1.175% due 09/25/2025	11,732	11,756
1.928% due 06/15/2040 (a)	47,490	3,208
2.615% due 11/01/2023	1	1
2.864% due 07/01/2036	64	68
2.893% due 12/01/2031	187	198
2.945% due 10/01/2036	8	9
3.000% due 01/15/2043 - 02/15/2043	9	9
3.500% due 12/15/2028 (a)	5,978	532
3.500% due 02/15/2043 - 04/15/2043	5	5
4.500% due 10/01/2037	244	265
4.506% due 05/15/2041	4,814	4,895
5.000% due 03/01/2033 - 07/15/2041	356	397
5.000% due 08/15/2039 (a)	479	39
5.250% due 04/15/2033	64	72
5.500% due 08/15/2033 - 09/01/2037	299	328
6.000% due 02/01/2033 - 08/01/2037	362	406
6.144% due 06/15/2042	2,487	2,535
8.851% due 01/15/2041	6,232	7,657
17.903% due 10/15/2023	267	366
18.221% due 05/15/2033	115	163
Freddie Mac, TBA
3.500% due 11/01/2046	27,000	28,454
4.000% due 11/01/2046	16,000	17,147
Ginnie Mae
0.964% due 09/20/2065	11,387	11,336
1.014% due 10/20/2065	11,180	11,121
1.064% due 06/20/2065	17,220	17,013
1.074% due 06/20/2065	5,139	5,085
1.264% due 02/20/2066	13,531	13,536
1.294% due 05/20/2066	6,481	6,492
1.414% due 07/20/2065	12,654	12,758
1.644% due 03/20/2066	4,654	4,771
3.500% due 12/20/2040	89	95
4.750% due 01/20/2035	35	41
5.500% due 04/16/2034 - 07/20/2037	84	97
Ginnie Mae, TBA
3.500% due 10/01/2046 - 11/01/2046	17,000	18,052
4.000% due 10/01/2046 - 11/01/2046	20,000	21,443

Total U.S. Government Agencies (Cost $1,124,590)		1,124,713

U.S. TREASURY OBLIGATIONS 39.3%
U.S. Treasury Bonds
2.250% due 08/15/2046 (i)	8,800	8,669
2.500% due 02/15/2045 (i)(m)	81,800	84,820
2.500% due 02/15/2046 (i)	4,700	4,875
2.750% due 08/15/2042	5,800	6,340

2.750% due 11/15/2042 (i)		46,700	51,002
2.875% due 05/15/2043		10,100	11,281
2.875% due 08/15/2045 (i)		45,200	50,514
3.000% due 05/15/2042 (i)		42,700	48,824
3.000% due 11/15/2044 (i)		49,100	56,175
3.000% due 05/15/2045		35,300	40,381
3.125% due 02/15/2043		2,700	3,156
3.125% due 08/15/2044		27,000	31,617
3.375% due 05/15/2044		32,600	39,897
3.625% due 08/15/2043		4,300	5,491
4.375% due 05/15/2040		4,400	6,164
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2018 (k)		12,597	12,739
0.125% due 07/15/2024		49,155	49,969
0.375% due 07/15/2023		11,375	11,807
0.375% due 07/15/2025		17,150	17,746
0.625% due 07/15/2021 (k)		57,231	60,160
0.750% due 02/15/2042		1,811	1,878
0.750% due 02/15/2045		9,402	9,759
1.000% due 02/15/2046		11,782	13,108
1.375% due 02/15/2044		7,641	9,122
1.750% due 01/15/2028		73,518	86,281
2.375% due 01/15/2025		60,005	71,639
2.375% due 01/15/2027		66,350	81,551
2.500% due 01/15/2029		20,736	26,403
U.S. Treasury Notes
1.750% due 09/30/2022 (k)(m)		8,100	8,302
2.250% due 11/15/2024 (k)(m)		4,000	4,225
2.375% due 08/15/2024 (k)(m)		20,500	21,854
2.500% due 05/15/2024 (k)(m)		45,700	49,134
2.750% due 02/15/2024 (k)(m)		19,400	21,179

Total U.S. Treasury Obligations (Cost $944,812)			1,006,062

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.8%
American Home Mortgage Investment Trust
2.745% due 09/25/2045		40	39
BAMLL Commercial Mortgage Securities Trust
1.324% due 06/15/2028		3,000	2,997
Banc of America Alternative Loan Trust
6.000% due 03/25/2034		24	25
Banc of America Mortgage Trust
2.783% due 10/25/2034		851	837
Banc of America Re-REMIC Trust
5.723% due 06/24/2050		1,822	1,835
Barclays Commercial Mortgage Securities Trust
3.323% due 09/10/2028		6,500	6,714
BCAP LLC Trust
4.000% due 04/26/2037		1,988	1,993
BCAP Ltd.
5.596% due 01/27/2037		1,347	1,342
Bear Stearns ALT-A Trust
1.165% due 04/25/2034		67	64
Berica ABS SRL
0.000% due 12/31/2055	EUR	1,412	1,582
Business Mortgage Finance PLC
2.386% due 02/15/2041	GBP	3,169	3,981
Countrywide Home Loan Mortgage Pass-Through Trust
1.065% due 03/25/2035		$230	213
Countrywide Home Loan Reperforming REMIC Trust
0.865% due 01/25/2036		5,263	4,638
Credit Suisse First Boston Mortgage Securities Corp.
1.175% due 11/25/2031		49	41
3.164% due 11/25/2034		78	81
Credit Suisse Mortgage Capital Certificates
3.022% due 10/27/2036		25	25
3.500% due 03/25/2054		6,440	6,392
5.509% due 04/15/2047		147	147
6.000% due 05/27/2036		37	38
Great Hall Mortgages PLC
0.000% due 03/18/2039	EUR	412	450
0.509% due 03/18/2039	GBP	4,904	6,052
0.519% due 06/18/2039		29,660	37,011
0.529% due 06/18/2038		6,102	7,653
0.987% due 06/18/2039		$4,487	4,223
GSR Mortgage Loan Trust
3.226% due 09/25/2034		690	662
HomeBanc Mortgage Trust
0.855% due 10/25/2035		3,888	3,626
JPMorgan Chase Commercial Mortgage Securities Corp.
1.977% due 01/15/2033		6,300	6,303
JPMorgan Chase Commercial Mortgage Securities Trust
2.962% due 10/05/2028		7,800	7,909
5.440% due 06/12/2047		4,028	4,049

JPMorgan Mortgage Trust
3.119% due 07/25/2035		82	82
JPMorgan Resecuritization Trust
5.587% due 07/27/2037		56	55
LB-UBS Commercial Mortgage Trust
4.568% due 01/15/2031		845	844
Lehman XS Trust
1.507% due 11/25/2035		147	140
Marche Mutui SRL
1.953% due 01/27/2064	EUR	2,339	2,652
MASTR Adjustable Rate Mortgages Trust
2.891% due 03/25/2035		$4,649	4,589
Merrill Lynch Mortgage Investors Trust
2.611% due 05/25/2029		38	38
Morgan Stanley Capital Trust
3.516% due 07/13/2029		5,030	5,319
RBSGC Mortgage Loan Trust
0.905% due 12/25/2034		2,868	2,487
Residential Accredit Loans, Inc. Trust
5.500% due 11/25/2034		5,031	5,059
Residential Asset Securitization Trust
1.075% due 08/25/2033		61	56
RMAC Securities PLC
0.530% due 06/12/2044	GBP	3,112	3,734
Royal Bank of Scotland Capital Funding Trust
5.331% due 02/16/2044		$180	181
Sequoia Mortgage Trust
1.503% due 02/20/2035		2,303	2,264
Thornburg Mortgage Securities Trust
2.894% due 10/25/2046		6,089	5,798
Trinity Square PLC
1.678% due 07/15/2051	GBP	3,255	4,215
Wachovia Bank Commercial Mortgage Trust
0.705% due 06/15/2049		$378	374

Total Non-Agency Mortgage-Backed Securities (Cost $158,060)			148,809

ASSET-BACKED SECURITIES 8.3%
ALESCO Preferred Funding Ltd.
1.193% due 12/23/2036		3,759	2,631
1.613% due 09/23/2038		3,778	2,947
Aquilae CLO PLC
0.050% due 01/17/2023	EUR	21	23
ARES CLO Ltd.
1.957% due 10/12/2023		$6,300	6,307
Atlas Senior Loan Fund Ltd.
1.979% due 08/15/2024		7,000	7,000
Bosphorus CLO
1.430% due 10/15/2025	EUR	10,800	12,171
CIFC Funding Ltd.
1.920% due 08/14/2024		$6,000	5,994
Dryden Senior Loan Fund
2.067% due 11/15/2025		5,300	5,299
EFS Volunteer LLC
1.405% due 07/26/2027		383	384
First Franklin Mortgage Loan Asset-Backed Certificates
1.350% due 05/25/2034		4,894	4,593
Harbourmaster CLO BV
0.804% due 05/08/2023	GBP	2,456	3,177
JMP Credit Advisors CLO Ltd.
1.860% due 04/30/2023		$5,700	5,690
JPMorgan Mortgage Acquisition Corp.
0.915% due 05/25/2035		6,000	5,047
Long Beach Mortgage Loan Trust
1.425% due 06/25/2035		7,263	6,802
Mid-State Capital Corp. Trust
6.005% due 08/15/2037		46	50
Mid-State Trust
6.340% due 10/15/2036		6,661	7,139
Palmer Square CLO Ltd.
2.079% due 10/17/2025		6,500	6,488
Securitized Asset-Backed Receivables LLC Trust
0.815% due 12/25/2035		6,100	5,542
SLM Student Loan Trust
0.248% due 12/15/2027	EUR	10,089	10,956
0.248% due 12/15/2033		36,256	37,012
0.253% due 07/25/2039		8,500	8,176
0.253% due 01/25/2040		6,800	6,028
0.253% due 01/25/2041		10,000	9,769
0.929% due 03/15/2038	GBP	26,146	30,094
SpringCastle America Funding LLC
3.050% due 04/25/2029 (c)		$6,400	6,402
Telos CLO Ltd.
2.329% due 04/17/2025		7,040	7,056

Vericrest Opportunity Loan Trust
3.375% due 11/25/2054		2,863	2,868
VOLT LLC
3.875% due 04/25/2055		689	693
4.250% due 03/26/2046		3,326	3,377
Westwood CDO Ltd.
0.935% due 04/25/2022		2,523	2,514
Wood Street CLO BV
0.107% due 11/22/2021	EUR	112	126

Total Asset-Backed Securities (Cost $222,085)			212,355

SOVEREIGN ISSUES 7.3%
Autonomous Community of Catalonia
4.300% due 11/15/2016		900	1,015
4.750% due 06/04/2018		900	1,050
4.950% due 02/11/2020		12,020	14,405
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017 (e)	BRL	200	60
0.000% due 04/01/2017 (e)		376,600	108,816
0.000% due 10/01/2017 (e)		20,000	5,470
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		115,600	35,320
Cyprus Government International Bond
3.875% due 05/06/2022	EUR	3,200	3,754
Province of Quebec
2.625% due 02/13/2023		$15,000	15,721

Total Sovereign Issues (Cost $185,789)			185,611

SHORT-TERM INSTRUMENTS 12.0%
CERTIFICATES OF DEPOSIT 0.8%
Barclays Bank PLC
1.641% due 09/08/2017		8,500	8,528
Credit Suisse AG
1.645% due 09/12/2017		6,400	6,408
Sumitomo Mitsui Banking Corp.
1.550% due 09/15/2017		5,600	5,603

			20,539

COMMERCIAL PAPER 1.6%
AutoNation, Inc.
1.300% due 10/04/2016		6,500	6,499
Deutsche Telekom AG
1.016% due 10/11/2016		5,000	4,999
Schlumberger Holdings
1.016% due 11/01/2016		10,000	9,993
1.050% due 12/02/2016		5,000	4,993
Thomson Reuters Corp.
1.070% due 10/24/2016		5,000	4,998
Viacom, Inc.
1.300% due 11/14/2016		10,300	10,289

			41,771

REPURCHASE AGREEMENTS (h) 0.0%			465

JAPAN TREASURY BILLS 9.5%
(0.263)% due 11/07/2016 - 01/10/2017 (d)(e)	JPY	24,780,000	244,478

U.S. TREASURY BILLS 0.1%
0.480% due 03/02/2017 - 03/16/2017 (d)(e)(m)		$2,318	2,314

Total Short-Term Instruments (Cost $309,124)			309,567

Total Investments in Securities (Cost $3,787,205)			3,838,490

Total Investments 149.8% (Cost $3,787,205)			$3,838,490
Financial Derivative Instruments (j)(l) (1.2)% (Cost or Premiums, net ($11,521))			(31,955)
Other Assets and Liabilities, net (48.6)%			(1,244,125)

Net Assets 100.0%			$2,562,410

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$465	U.S. Treasury Notes 3.125% due 05/15/2019 (2)	$(477)	$465	$465

Total Repurchase Agreements						$(477)	$465	$465

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOS	0.900%	09/16/2016	10/07/2016		$(6,524)	$(6,527)
BPS	0.730	09/27/2016	12/22/2016		(2,662)	(2,663)
	0.790	09/29/2016	12/20/2016		(51,910)	(51,915)
GRE	0.640	09/16/2016	10/17/2016		(20,544)	(20,550)
	0.660	09/16/2016	10/07/2016		(25,626)	(25,634)
	0.800	09/28/2016	10/28/2016		(24,529)	(24,531)
GSC	(1.250)	08/02/2016	TBD	(4)	(3,441)	(3,434)
JPS	0.790	09/23/2016	10/05/2016		(8,668)	(8,670)
SCX	0.740	09/26/2016	10/14/2016		(10,305)	(10,306)
SGY	0.550	09/27/2016	10/04/2016		(4,882)	(4,882)

Total Reverse Repurchase Agreements						$(159,112)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (5)
GSC	0.800%	09/13/2016	10/13/2016	$(2,392)	$(2,394)
	1.040	09/22/2016	10/17/2016	(72,757)	(72,780)

Total Sale-Buyback Transactions					$(75,174)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2016 was $(61,905) at a weighted average interest rate of 0.501%.
(4)	Open maturity reverse repurchase agreement.
(5)	Payable for sale-buyback transactions includes $(30) of deferred price drop.

(i)	Securities with an aggregate market value of $236,611 have been pledged as collateral under the terms of master agreements as of September 30, 2016.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note January Futures	$108.000	12/23/2016	1,957	$17	$15
Put - CBOT U.S. Treasury 5-Year Note January Futures	111.500	12/23/2016	1,056	9	8
				$26	$23

Total Purchased Options				$26	$23

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	490	$135	$24	$0
90-Day Eurodollar December Futures	Short	12/2018	2,269	652	199	0
90-Day Eurodollar June Futures	Short	06/2018	880	231	55	0
90-Day Eurodollar March Futures	Short	03/2017	163	35	2	0
90-Day Eurodollar March Futures	Short	03/2018	2,696	707	168	0
90-Day Eurodollar September Futures	Short	09/2017	1,059	278	40	0
90-Day Eurodollar September Futures	Short	09/2018	1,372	377	103	0
Australia Government 10-Year Bond December Futures	Long	12/2016	1	1	1	0
Canada Government 10-Year Bond December Futures	Short	12/2016	247	(58)	151	(64)
U.S. Treasury 5-Year Note December Futures	Long	12/2016	6,161	172	0	(1,300)
U.S. Treasury 10-Year Note December Futures	Long	12/2016	1,790	220	1	(723)
U.S. Treasury 30-Year Bond December Futures	Long	12/2016	458	(875)	0	(673)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2018	355	(29)	17	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2017	224	(7)	11	0

Total Futures Contracts				$1,839	$772	$(2,760)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

							Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016	Notional Amount (2)	Market Value	Unrealized Appreciation	Asset	Liability
MetLife, Inc.	1.000%	12/20/2021	1.230%	$5,200	$(56)	$17	$4	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month CAD-Bank Bill *	1.750%	12/16/2046	CAD	1,900	$(54)	$(28)	$11	$0
Receive	3-Month USD-LIBOR	2.000	12/16/2019		$59,100	(2,030)	(712)	48	0
Receive	3-Month USD-LIBOR	2.000	06/15/2021		134,000	(5,930)	(1,301)	210	0
Receive	3-Month USD-LIBOR *	1.450	06/28/2021		85,800	(163)	(9)	86	0
Receive	3-Month USD-LIBOR *	1.500	12/21/2021		21,200	(284)	22	40	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		137,600	(9,137)	(737)	350	0
Receive	3-Month USD-LIBOR	2.350	08/05/2025		2,800	(225)	(145)	12	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		29,200	(2,970)	(132)	142	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		49,400	(3,978)	(3,993)	253	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		25,300	(631)	(5)	137	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		174,200	(40,117)	(33,130)	3,181	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		50,100	(8,956)	(5,838)	938	0
Receive	6-Month GBP-LIBOR	1.500	12/16/2017	GBP	37,000	(701)	(123)	7	0
Receive	6-Month GBP-LIBOR *	0.500	03/15/2019		25,500	(64)	(10)	12	0

						$(75,240)	$(46,141)	$5,427	$0

Total Swap Agreements						$(75,296)	$(46,124)	$5,431	$0

*	This security has a forward starting effective date.

(k)	Securities with an aggregate market value of $50,692 and cash of $3,017 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2016	BRL	199,041	$	60,921	$0	$(282)
	10/2016	CAD	32,434		25,114	392	0
	10/2016	$	61,149	BRL	199,041	110	(56)
	10/2016		256	DKK	1,698	1	0
	11/2016	KRW	155,499	$	138	0	(3)
	11/2016	MYR	4,575		1,133	26	0
	11/2016	TWD	215,566		6,753	0	(153)
	12/2016	JPY	340,000		3,349	0	(15)
	01/2017		310,000		3,073	2	0
	04/2017	DKK	174,828		26,376	13	(249)
BPS	10/2016	BRL	193,388		51,409	136	(8,192)
	10/2016	CNH	20,287		2,986	0	(55)
	10/2016	MXN	126,005		6,399	0	(87)
	10/2016	$	59,574	BRL	193,388	0	(109)
	11/2016		11,912	JPY	1,197,000	0	(88)
	12/2016	JPY	2,750,000	$	26,732	0	(455)
BRC	11/2016	$	3,698	SGD	5,046	3	0
CBK	10/2016	MXN	146,506	$	8,069	528	0
	10/2016	$	2,403	CAD	3,099	0	(41)
	11/2016	CHF	584	$	602	0	(1)
	11/2016	JPY	4,300,000		42,732	293	(41)
	11/2016	KRW	4,292,082		3,909	14	0
	12/2016	JPY	3,970,000		38,935	0	(328)
	01/2017	BRL	34,181		10,287	58	0
	01/2017	JPY	220,000		2,181	1	0
DUB	10/2016	BRL	352,200		82,522	0	(25,775)
	10/2016	MXN	325,224		16,550	0	(191)
	10/2016	$	107,357	BRL	352,200	987	(46)
	10/2016		5,119	CNH	34,094	0	(14)
	11/2016	KRW	3,289,096	$	3,001	16	0
	11/2016	SGD	1,872		1,368	0	(5)
	11/2016	$	1,755	SGD	2,392	0	0
	12/2016		490	CNH	3,333	8	0
	04/2017	BRL	74,900	$	22,053	196	0
FBF	10/2016	$	3,739	RUB	239,542	64	0
	11/2016	AUD	3,946	$	3,017	0	(1)
	11/2016	KRW	3,910,429		3,467	0	(82)
	11/2016	SGD	9,077		6,708	51	0
	12/2016	RUB	239,542		3,688	0	(61)
GLM	10/2016	BRL	23,600		5,557	0	(1,700)
	10/2016	CNH	18,574		2,734	0	(49)
	10/2016	DKK	47,890		7,259	34	0
	10/2016	$	7,270	BRL	23,600	0	(13)
	10/2016		14,619	CAD	18,819	0	(274)
	10/2016		10,342	CNH	70,722	256	0
	10/2016		132,601	EUR	118,288	278	0
	10/2016		2,404	GBP	1,849	0	(7)
	10/2016		3,580	MXN	68,544	0	(52)
	11/2016	AUD	6,013	$	4,628	30	0
	11/2016	EUR	118,288		132,763	0	(295)
	11/2016	KRW	2,905,882		2,593	0	(44)
	11/2016	$	1,648	AUD	2,188	25	0
	12/2016		6,823	CNH	46,365	99	0
	04/2017	BRL	41,500	$	12,127	17	0
HUS	10/2016	CNH	45,637		6,928	102	(13)
	10/2016	$	14,747	DKK	97,970	35	0
	10/2016		121,754	GBP	93,484	0	(584)
	11/2016	GBP	93,484	$	121,814	573	0
	11/2016	KRW	545,308		497	2	0
	11/2016	SGD	43,228		32,210	503	0
	11/2016	TWD	80,670		2,540	0	(45)
	12/2016	CNH	46,365		6,978	55	0
	10/2017	DKK	97,970		15,003	0	(48)
JPM	10/2016	BRL	278,400		74,661	75	(11,018)
	10/2016	CAD	18,076		14,047	269	0
	10/2016	CNH	31,386		4,762	76	(18)
	10/2016	EUR	1,837		2,073	9	0
	10/2016	GBP	97,424		127,678	1,402	0
	10/2016	MXN	234,363		12,310	343	(97)
	10/2016	$	83,600	BRL	278,400	2,313	(308)
	10/2016		21,336	CAD	27,736	0	(195)
	10/2016		1,223	EUR	1,094	6	0
	10/2016		9,890	MXN	183,303	0	(454)
	11/2016	AUD	9,023	$	6,869	0	(31)
	11/2016	JPY	2,382,300		23,689	190	(40)
	11/2016	KRW	13,859,377		12,496	0	(81)
	11/2016	TWD	100,027		3,162	0	(43)
	11/2016	$	1,909	AUD	2,507	8	0
	11/2016		7,421	JPY	755,554	43	0
	12/2016	JPY	1,280,000	$	12,641	0	(19)
	12/2016	$	8,438	CNH	57,987	221	0
	01/2017	JPY	290,000	$	2,873	0	0
	04/2017	BRL	126,200		37,052	224	0
	10/2017		20,000		5,656	71	0
MSB	10/2016		156,253		47,406	53	(694)
	10/2016	EUR	117,545		132,952	908	0
	10/2016	$	36,796	BRL	156,253	11,250	0
	11/2016		4,593		14,995	0	(22)
	12/2016	CNH	61,321	$	9,217	60	0
	01/2017	BRL	200		60	0	0
NGF	04/2017		300		88	0	0
SCX	10/2016		42,100		12,969	24	0
	10/2016	RUB	239,542		3,647	0	(156)
	10/2016	$	12,667	BRL	42,100	278	0
	10/2016		2,367	CNH	15,820	3	0
	10/2016		2,775	GBP	2,091	0	(65)
	11/2016	MYR	13,706	$	3,365	48	0
	11/2016	THB	12,002		345	0	(1)
	11/2016	$	2,806	SGD	3,813	0	(9)
	04/2017	BRL	44,800	$	12,788	0	(286)
SOG	11/2016	KRW	45,708,623		41,083	0	(396)
	11/2016	SGD	4,368		3,225	21	0
TOR	10/2016	BRL	166,388		51,256	94	0
	10/2016	$	50,636	BRL	166,388	682	(156)
	01/2017	BRL	83,000	$	24,178	0	(661)
	04/2017		88,900		26,115	172	0
UAG	10/2016	CNH	5,363		817	13	0
	11/2016	JPY	7,010,000		69,988	727	0
	11/2016	MYR	10,034		2,477	48	0
	11/2016	TWD	146,363		4,599	0	(90)
	11/2016	$	105	INR	7,113	1	0
	11/2016		59,788	JPY	6,008,300	0	(439)
	12/2016	JPY	2,710,000	$	26,674	0	(135)

Total Forward Foreign Currency Contracts						$24,540	$(54,868)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000%	12/21/2016	$10,100	$89	$19
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	08/20/2018	4,400	467	95
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940	08/20/2018	3,900	382	83
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/13/2016	27,200	229	44
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/21/2016	58,500	509	111
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	08/21/2017	8,300	564	35
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.905	08/20/2018	3,800	380	86

							$2,620	$473

Total Purchased Options							$2,620	$473

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018	$7,400	$(394)	$(52)
	Call - OTC USD versus MXN	MXN	20.500	10/26/2016	3,000	(32)	(11)
HUS	Call - OTC USD versus RUB	RUB	87.000	12/08/2016	11,800	(507)	(2)
JPM	Call - OTC USD versus MXN	MXN	20.500	10/26/2016	6,300	(65)	(22)

						$(998)	$(87)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.770%	12/21/2016	$20,200	$(90)	$(8)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	36,500	(850)	(103)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.765	12/13/2016	54,400	(232)	(14)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.770	12/21/2016	117,000	(511)	(44)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	08/21/2017	36,700	(569)	(17)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	16,600	(370)	(47)

							$(2,622)	$(233)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC Fannie Mae 3.000% due 11/01/2046	$102.719	11/07/2016	$11,000	$(25)	$(9)
	Put - OTC Fannie Mae 3.000% due 11/01/2046	102.813	11/07/2016	5,000	(11)	(5)
	Call - OTC Fannie Mae 3.000% due 11/01/2046	103.719	11/07/2016	11,000	(21)	(41)
	Call - OTC Fannie Mae 3.000% due 11/01/2046	103.813	11/07/2016	5,000	(10)	(16)

					$(67)	$(71)

Total Written Options					$(3,687)	$(391)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Citigroup, Inc.	1.000%	12/20/2020	0.701%		$5,300	$(11)	$78	$67	$0
	Volkswagen International Finance NV	1.000	12/20/2016	0.311	EUR	2,700	(19)	25	6	0
BPS	Volkswagen International Finance NV	1.000	12/20/2016	0.311		2,000	(26)	30	4	0
	Volkswagen International Finance NV	1.000	12/20/2017	0.355		5,000	(96)	143	47	0
BRC	Brazil Government International Bond	1.000	12/20/2016	0.558		$7,500	(123)	133	10	0
CBK	Goldman Sachs Group, Inc.	1.000	09/20/2020	0.814		8,200	(12)	74	62	0
	MetLife, Inc.	1.000	12/20/2020	0.924		2,900	4	6	10	0
	Tesco PLC	1.000	12/20/2020	1.747	EUR	5,400	(501)	316	0	(185)
	Volkswagen International Finance NV	1.000	12/20/2017	0.355		2,000	(46)	65	19	0
GST	Brazil Government International Bond	1.000	12/20/2016	0.558		$2,500	(43)	46	3	0
	MetLife, Inc.	1.000	06/20/2021	1.094		3,100	(53)	42	0	(11)
	Petrobras Global Finance BV	1.000	09/20/2020	4.241		6,300	(1,348)	609	0	(739)
HUS	Mexico Government International Bond	1.000	12/20/2019	1.079		7,800	46	(63)	0	(17)
JPM	Mexico Government International Bond	1.000	12/20/2019	1.079		21,400	127	(173)	0	(46)
	Petrobras Global Finance BV	1.000	09/20/2020	4.241		3,200	(683)	308	0	(375)

							$(2,784)	$1,639	$228	$(1,373)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.8 Index	0.500%	10/17/2057	$32,400	$(2,117)	$1,332	$0	$(785)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	6,600	(366)	124	0	(242)
GST	CMBX.NA.AAA.6 Index	0.500	05/11/2063	27,994	(1,189)	971	0	(218)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	1,700	(103)	62	0	(41)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	5,700	(338)	129	0	(209)
JPS	CMBX.NA.AAA.8 Index	0.500	10/17/2057	18,200	(932)	491	0	(441)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	3,000	(295)	47	0	(248)
MEI	CMBX.NA.AAA.8 Index	0.500	10/17/2057	900	(63)	41	0	(22)
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	1,100	(102)	4	0	(98)
MYC	CMBX.NA.AAA.3 Index	0.080	12/13/2049	3,794	(26)	22	0	(4)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	4,900	(274)	95	0	(179)
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	7,100	(611)	(22)	0	(633)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	7,500	(888)	267	0	(621)
SAL	CMBX.NA.AAA.9 Index	0.500	09/17/2058	7,800	(392)	106	0	(286)

					$(7,696)	$3,669	$0	$(4,027)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized (Depreciation)	Asset	Liability
BOA	Receive	3-Month USD-CPURNSA	1.730%	08/26/2025	$6,400	$0	$(3)	$0	$(3)

Total Swap Agreements						$(10,480)	$5,305	$228	$(5,403)

(m)	Securities with an aggregate market value of $49,743 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$576,532	$950	$577,482
Industrials	0	161,418	0	161,418
Utilities	0	58,933	0	58,933
Municipal Bonds & Notes
California	0	16,705	0	16,705
Florida	0	10,722	0	10,722
Illinois	0	17,783	0	17,783
South Dakota	0	8,330	0	8,330
U.S. Government Agencies	0	1,124,713	0	1,124,713
U.S. Treasury Obligations	0	1,006,062	0	1,006,062
Non-Agency Mortgage-Backed Securities	0	148,809	0	148,809
Asset-Backed Securities	0	198,953	13,402	212,355
Sovereign Issues	0	185,611	0	185,611
Short-Term Instruments
Certificates of Deposit	0	20,539	0	20,539
Commercial Paper	0	41,771	0	41,771
Repurchase Agreements	0	465	0	465
Japan Treasury Bills	0	244,478	0	244,478
U.S. Treasury Bills	0	2,314	0	2,314

Total Investments	$0	$3,824,138	$14,352	$3,838,490

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	772	5,454	0	6,226
Over the counter	0	25,241	0	25,241
	$772	$30,695	$0	$31,467

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,760)	0	0	(2,760)
Over the counter	0	(60,662)	0	(60,662)

	$(2,760)	$(60,662)	$0	$(63,422)

Totals	$(1,988)	$3,794,171	$14,352	$3,806,535

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding.

On each day that the NYSE Arca, Inc. is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Manager Company LLC (the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Manager the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Manager that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

2. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2016, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2013-2015, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2016, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund	$155,265	$373	$(33)	$340
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	173,759	5,161	(17)	5,144
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	1,048,710	9,499	(319)	9,180
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	98,538	2,610	(63)	2,547
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	83,851	938	(55)	883
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	2,003,638	38,769	(56,103)	(17,334)
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	537,469	17,990	(618)	17,372
PIMCO Diversified Income Active Exchange-Traded Fund	40,372	789	(635)	154
PIMCO Enhanced Short Maturity Strategy Active Exchange-Traded Fund	5,036,440	15,872	(4,478)	11,394
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	122,894	4,211	(4,892)	(681)
PIMCO Intermediate Municipal Bond Strategy Active Exchange-Traded Fund	247,877	12,277	(52)	12,225
PIMCO Low Duration Active Exchange-Traded Fund	86,159	734	(140)	594
PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	68,307	457	(42)	415
PIMCO Total Return Active Exchange-Traded Fund	3,823,454	60,229	(45,193)	15,036

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals.

3. INVESTMENTS IN AFFILIATES

Each Fund may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund and PIMCO Money Market Fund under the Securities Lending Agreement. PIMCO Government Money Market Fund and PIMCO Money Market Fund are considered to be affiliated with the Funds. The table below shows the Funds’ transactions in and earnings from investments in these affiliated Funds for the period ended September 30, 2016, (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Fund Name	Market Value 06/30/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 9/30/2016	Dividend Income (1)
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$0	$108,609	$(33,404)	$0	$0	$75,205	$12
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	0	10,570	(20)	0	0	10,550	1

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year.

Investments in PIMCO Money Market Fund *

Fund Name	Market Value 06/30/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 9/30/2016	Dividend Income (1)
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$87,953	$118,913	$(206,866)	$0	$0	$0	$40
PIMCO Investment Grade Corporate Bond Exchange-Exchange Traded Fund	1,691	4,421	(6,112)	0	0	0	0
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	0	15,496	(15,496)	0	0	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	Effective September 23, 2016, the Fund was reorganized into the PIMCO Government Money Market Fund.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GRE	RBS Securities, Inc.	NOM	Nomura Securities International, Inc.
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOS	Banc of America Securities LLC	GST	Goldman Sachs International	RDR	RBC Capital Markets
BPG	BNP Paribas Securities Corp.	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
BPS	BNP Paribas S.A.	JPM	JPMorgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	JPS	JPMorgan Securities, Inc.	SCX	Standard Chartered Bank
BSN	Bank of Nova Scotia	MBC	HSBC Bank PLC	SGY	Societe Generale, New York
CBK	Citibank N.A.	MEI	Merrill Lynch International	SOG	Societe Generale
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank N.A.	SSB	State Street Bank and Trust Co.
FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services, Inc.	TDM	TD Securities (USA) LLC
FBF	Credit Suisse International	NAB	National Australia Bank Ltd.	TOR	Toronto Dominion Bank
GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	NZD	New Zealand Dollar
BRL	Brazilian Real	GBP	British Pound	RUB	Russian Ruble
CAD	Canadian Dollar	ILS	Israeli Shekel	SEK	Swedish Krona
CHF	Swiss Franc	INR	Indian Rupee	SGD	Singapore Dollar
CLP	Chilean Peso	JPY	Japanese Yen	THB	Thai Baht
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	TWD	Taiwanese Dollar
COP	Colombian Peso	MXN	Mexican Peso	USD (or $)	United States Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	CPI	Consumer Price Index	FRCPI	France Consumer Price Index
CDX.IG	Credit Derivatives Index - Investment Grade	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MCDX	Municipal Bond Credit Derivative Index
CMBX	Commercial Mortgage-Backed Index	EXT-CPI	Excluding Tobacco-Non-revised Consumer Price Index	UKRPI	United Kingdom Retail Price Index
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	BHAC	Berkshire Hathaway Assurance Corporation	PSF	Public School Fund
AGM	Assured Guaranty Municipal	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	NCUA	National Credit Union Administration
ALT	Alternate Loan Trust	FDIC	Federal Deposit Insurance Corp.	PIK	Payment-in-Kind
BABs	Build America Bonds	JSC	Joint Stock Company	REMIC	Real Estate Mortgage Investment Conduit
CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate	YOY	Year-Over-Year
CLO	Collateralized Loan Obligation

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO ETF Trust

By: /s/ Peter G. Strelow
Peter G. Strelow
President and Principal Executive Officer

Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President and Principal Executive Officer

Date: November 28, 2016

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer, Principal Financial and Accounting Officer

Date: November 28, 2016